[VISTA LOGO]



------------------------------------------------------

- VISTA SELECT BOND FUND
- VISTA SELECT INTERMEDIATE BOND FUND
- VISTA SELECT SHORT-TERM BOND FUND
------------------------------------------------------

-----------------------------------------------

                              SEMIANNUAL REPORT
                                APRIL 30, 1997
                                 (UNAUDITED)

CONTENTS

       Chairman's Letter                                                1

       Fund Commentaries                                                2
       Portfolio of Investments                                         8
       Notes to Financial Statements                                   21

Vista is in the process of redesigning your Shareholder Reports to include even more information about your fund, its current investment strategy and how it is performing.

Watch for the completed redesign when you receive your next Annual Report.

                                                                    May 23, 1997
Dear Shareholder:

Welcome to The Vista Family of Mutual Funds, one of the country's fastest-growing mutual fund providers.

As you are aware, your common trust fund investment was converted into a mutual fund registered as Vista Select Mutual Funds. This tax-free exchange of assets was made possible by the Small Business Job Protection Act, signed into law in August 1996, and was communicated to you in a letter dated January 27, 1997.

This conversion provides numerous advantages to you, including greater liquidity. Shares of the Vista Select Mutual Funds may be purchased or sold on any business day instead of only once a month. In addition, the conversion provides you with the ability to monitor your Vista Select Mutual Fund performance through semiannual and annual reports as well as daily price quotations available nationally in electronic and print media. In addition, you gain the portability of mutual fund shares when a trust account is moved or distributed.

We are pleased to present this Semi-Annual Report for the following Vista Select Fixed Income Funds for the six months ended April 30, 1997:

   - Bond Fund            - Intermediate Bond Fund     - Short-Term Bond Fund

Inside, you'll find information on the performance of each fund along with a market overview and portfolio commentary. Please note that, although these Vista Select Fixed-Income Funds have only a four-month history as of April 30, 1997, the commentary for this semiannual report addresses the entire six-month period.

ECONOMIC GROWTH REPORTS CONTINUE TO DRIVE FIXED INCOME MARKETS

Over the six month period, the yield on the 30-year U.S. Treasury bond rose from 6.65% to 6.95%. However, this slight change masks a high degree of volatility in fixed income markets resulting from changing market perceptions of the strength of the U.S. economy.

As the period began, long-term interest rates were falling as the market rallied sharply on reports of a slowing economy. The turning point in yields came in early December 1996 in response to weaker demand and fears that the Federal Reserve Board might raise interest rates to quell financial market speculation. For the next several months, the market was inconsistent as investors reacted to each new report on the economy's strength and attempted to determine the Fed's stance. By the end of February, with the economy showing unexpectedly strong growth, it was widely expected that the Fed would raise the Federal Funds rate at its March meeting to cool the economy and preempt inflation, which it did. As the reporting period ended, rates were again trending downward but remained volatile given uncertainty over the sustainability of economic growth and future Fed actions.

MANAGING YOUR MONEY IN A VOLATILE ENVIRONMENT

The Vista Select fixed income management team relied on a variety of tools to manage your investment during the reporting period. Although interest rate trends are always an important consideration, the main ways your management team adds value are through analyzing the relative value of different types of fixed income securities and carefully assessing the credit, structure and liquidity risks of individual securities. In this way, we seek to provide you with investments that can meet your needs in any interest rate environment.

We appreciate the confidence you have placed in us and look forward to serving your investment needs for many years to come. If you have any questions, please call your Chase Trust Account Officer whose name appears on the account statement sent to you.

Sincerely,
/s/ FERGUS REID
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

VISTA SELECT BOND FUND

Vista Select Bond Fund, which seeks to provide a high level of current income through a portfolio of investment-grade government, asset-backed and corporate bonds, had a total return of 1.41% for the six months ended April 30, 1997.

RELATIVE VALUE ANALYSIS KEY TO MANAGEMENT DECISIONS

In seeking to provide you with favorable returns on your investment in any interest rate environment, the management team's most important tool is its relative value analysis. This analysis seeks to determine which market sector -- U.S. Treasuries, mortgage-backed or corporate securities -- is likely to outperform in a given environment. The relative value analysis also guides the management team in selecting the duration of the portfolio based on different points of value along the yield curve. Additionally, the management team carefully analyzes each potential investment for credit, structure and liquidity risks, and uses this analysis to determine whether each security is over- or under-valued in the market.

This relative value analysis led the management team to begin the period with an overweight allocation to mortgage-backed securities. These securities' higher yields relative to Treasuries, combined with a neutral portfolio duration, left the Fund well positioned for November's moderate rally.

FUND SHIFTS EMPHASIS TO MORTGAGES AND SELECTED CORPORATE SECURITIES IN LATE 1996

At the end of 1996, the relative value analysis again pointed the management team in the direction of mortgage-backed and selected corporate securities. This helped the Fund perform well as mortgages and corporates were the top-performing sectors in early 1997 and, subsequently, as rates began a moderate uptrend in February. At that point, the management team reduced duration to neutral and adopted a barbell strategy that sought to take advantage of stronger relative values at the short and long ends of the yield curve.

As the reporting period ended, the Fund took profits on some of its mortgage-backed securities but maintained a relatively-neutral sector allocation. By early May, the management team was considering a more aggressive move back into mortgage-backed and corporate securities given that the market had begun to exhibit signs of settling yet again into a trading range. In such an environment, the extra yield provided by these sectors tends to help overall performance.

--------------------------------------------------------------------------------

                             VISTA SELECT BOND FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................   6.32%
  Five Years......................................................   7.27%
  Ten Years.......................................................   8.22%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                                          LIPPER CORP       LEHMAN
   MEASUREMENT PERIOD      SELECT BOND      DEBT BBB      AGGREGATE
 (FISCAL YEAR COVERED)         FUND        FUNDS AVG.     BOND INDEX
04/30/87                       10000.00       10000.00       10000.00
05/31/87                        9967.06        9943.00        9961.00
06/30/87                       10066.38       10043.42       10098.46
07/31/87                       10033.44       10043.42       10090.38
08/31/87                        9991.55       10021.33       10035.89
09/30/87                        9806.62        9836.94        9822.13
10/31/87                       10099.99        9989.41       10171.80
11/30/87                       10153.71       10111.28       10253.17
12/31/87                       10291.05       10247.78       10392.62
01/31/88                       10602.85       10553.17       10758.44
02/28/88                       10728.68       10739.96       10886.46
03/30/88                       10656.77       10680.89       10784.13
04/29/88                       10623.18       10644.57       10725.89
05/30/88                       10561.35       10598.80       10654.03
06/29/88                       10765.56       10853.17       10910.79
07/30/88                       10688.97       10834.72       10854.06
08/30/88                       10728.96       10858.56       10882.28
09/29/88                       10949.20       11081.16       11128.22
10/30/88                       11141.66       11244.05       11337.43
11/29/88                       11028.43       11166.47       11200.24
12/30/88                       11026.17       11217.83       11212.56
01/30/89                       11208.78       11368.15       11374.03
02/28/89                       11137.07       11322.68       11292.13
03/31/89                       11239.52       11354.38       11340.69
04/30/89                       11393.53       11512.21       11577.71
05/31/89                       11683.51       11758.57       11882.20
06/30/89                       12056.43       12065.47       12243.42
07/31/89                       12291.06       12244.04       12504.21
08/31/89                       12128.67       12130.17       12319.14
09/30/89                       12162.43       12132.59       12381.97
10/31/89                       12450.86       12281.82       12686.57
11/30/89                       12571.44       12356.74       12807.09
12/31/89                       12611.73       12353.04       12841.67
01/31/90                       12444.23       12131.92       12688.85
02/28/90                       12485.07       12110.08       12729.46
03/31/90                       12492.62       12136.72       12738.37
04/30/90                       12397.24       12008.07       12621.18
05/31/90                       12705.87       12328.69       12994.76
06/30/90                       12885.98       12523.48       13202.68
07/31/90                       13093.38       12681.28       13384.88
08/31/90                       12914.75       12425.12       13205.52
09/30/90                       13018.03       12411.45       13315.12
10/31/90                       13021.77       12442.48       13484.23
11/30/90                       13345.94       12705.01       13774.14
12/31/90                       13561.35       12896.86       13989.01
01/31/91                       13659.88       13037.43       14162.48
02/28/91                       13806.91       13262.98       14282.86
03/31/91                       13893.64       13418.16       14378.55
04/30/91                       14053.84       13616.75       14536.72
05/31/91                       14152.48       13701.17       14621.03
06/30/91                       14112.28       13692.95       14613.72
07/31/91                       14253.77       13883.28       14816.85
08/31/91                       14604.03       14212.32       15136.90
09/30/91                       14969.23       14500.83       15444.17
10/31/91                       15054.35       14658.89       15615.60
11/30/91                       15149.50       14774.69       15759.27
12/31/91                       15667.80       15263.73       16227.32
01/31/92                       15403.87       15147.73       16006.63
02/29/92                       15471.96       15253.76       16110.67
03/31/92                       15428.33       15215.63       16020.45
04/30/92                       15524.19       15285.62       16135.80
05/31/92                       15804.49       15594.39       16440.76
06/30/92                       16014.30       15815.83       16667.65
07/31/92                       16396.68       16260.26       17007.67
08/31/92                       16524.91       16406.60       17179.44
09/30/92                       16672.81       16603.48       17383.88
10/31/92                       16471.40       16294.65       17152.67
11/30/92                       16462.90       16345.17       17159.54
12/31/92                       16680.62       16626.30       17428.94
01/31/93                       17042.46       17002.06       17763.58
02/28/93                       17383.10       17415.21       18074.44
03/31/93                       17444.93       17551.05       18150.35
04/30/93                       17610.33       17675.66       18277.40
05/31/93                       17628.03       17739.29       18301.16
06/30/93                       17983.76       18172.13       18632.41
07/31/93                       18138.21       18355.67       18738.62
08/31/93                       18542.93       18799.87       19066.55
09/30/93                       18604.27       18856.27       19118.03
10/31/93                       18689.97       19024.10       19188.76
11/30/93                       18500.46       18814.83       19025.66
12/31/93                       18582.63       18937.13       19128.40
01/31/94                       18880.03       19262.85       19386.63
02/28/94                       18516.36       18844.84       19049.30
03/31/94                       18070.48       18279.50       18578.78
04/30/94                       17908.97       18043.69       18430.15
05/31/94                       17894.77       17987.76       18428.31
06/30/94                       17856.90       17915.80       18387.77
07/31/94                       18186.53       18229.33       18753.69
08/31/94                       18188.14       18289.49       18776.19
09/30/94                       17919.57       18009.66       18500.18
10/31/94                       17907.64       17952.03       18483.53
11/30/94                       17917.51       17912.53       18442.87
12/31/94                       17871.63       18016.43       18570.12
01/31/95                       18239.52       18308.29       18937.81
02/28/95                       18553.61       18745.86       19388.53
03/31/95                       18730.07       18884.58       19506.80
04/30/95                       18961.88       19213.17       19779.89
05/31/95                       19750.74       20102.74       20545.38
06/30/95                       19829.72       20251.50       20695.36
07/31/95                       19723.17       20162.39       20649.83
08/31/95                       20027.50       20460.80       20899.69
09/30/95                       20295.62       20696.10       21102.42
10/31/95                       20594.07       20987.91       21376.75
11/30/95                       20899.40       21336.31       21697.40
12/31/95                       21179.83       21692.63       22001.16
01/31/96                       21334.71       21829.29       22146.37
02/29/96                       20985.02       21314.12       21761.03
03/31/96                       20833.99       21132.95       21608.70
04/30/96                       20741.88       20970.23       21487.69
05/31/96                       20694.74       20947.16       21444.71
06/30/96                       20964.13       21200.62       21732.07
07/31/96                       21005.15       21243.02       21790.75
08/31/96                       20947.44       21206.91       21753.71
09/30/96                       21309.34       21626.80       22132.22
10/31/96                       21745.69       22148.01       22623.56
11/30/96                       22157.52       22624.19       23010.42
12/31/96                       21857.09       22382.11       22796.42
01/31/97                       21914.24       22429.12       22867.09
02/28/97                       21950.65       22525.56       22924.26
03/31/97                       21739.04       22196.69       22669.80
04/30/97                       22052.64       22518.54       23009.85

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Bond Fund, the Lehman Aggregate Bond Index and the Lipper Corporate Debt BBB Funds Average for the ten years ended April 30, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Corporate Debt BBB Funds Average represents the average performance of a universe of 129 actively managed BBB-rated corporate debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury and agency issues and corporate bond and mortgage-backed securities. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Bond Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT INTERMEDIATE BOND FUND

Vista Select Intermediate Bond Fund, which seeks to provide a high level of current income through a portfolio of intermediate-term investment-grade government, asset-backed and corporate bonds, had a total return of 1.28% for the six months ended April 30, 1997.

RELATIVE VALUE ANALYSIS KEY TO MANAGEMENT DECISIONS

In seeking to provide you with favorable returns on your investment in any interest rate environment, the management team's most important tool is its relative value analysis. This analysis seeks to determine which market sector -- U.S. Treasuries, mortgage-backed or corporate securities -- is likely to outperform in a given environment. The relative value analysis also guides the management team in selecting the duration of the portfolio based on different points of value along the yield curve. Additionally, the management team carefully analyzes each potential investment for credit, structure and liquidity risks, and uses this analysis to determine whether each security is over- or under-valued in the market.

This relative value analysis led the management team to begin the period with an overweight allocation to mortgage-backed securities. These securities' higher yields relative to Treasuries, combined with a neutral portfolio duration, left the Fund well positioned for November's moderate rally.

FUND SHIFTS EMPHASIS TO MORTGAGES AND SELECTED CORPORATE SECURITIES IN LATE 1996

At the end of 1996, the relative value analysis again pointed the management team in the direction of mortgage-backed and selected corporate securities. This helped the Fund perform well as mortgages and corporates were the top-performing sectors in early 1997 and, subsequently, as rates began a moderate uptrend in February. At that point, the management team reduced duration to neutral and adopted a barbell strategy that sought to take advantage of stronger relative values at the short and long ends of the yield curve.

As the reporting period ended, the Fund took profits on some of its mortgage-backed securities but maintained a relatively-neutral sector allocation. By early May, the management team was considering a more aggressive move back into mortgage-backed and corporate securities given that the market had begun to exhibit signs of settling yet again into a trading range. In such an environment, the extra yield provided by these sectors tends to help overall performance.

--------------------------------------------------------------------------------

                      VISTA SELECT INTERMEDIATE BOND FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................   5.86%
  Five Years......................................................   6.48%
  Ten Years.......................................................   7.80%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                                             LIPPER
                                            INTERM.         LEHMAN
                              SELECT        INVEST.        INTERM.
   MEASUREMENT PERIOD      INTERM. BOND   GRADE FUNDS     GOVT./CORP
 (FISCAL YEAR COVERED)         FUND           AVG.          INDEX
04/30/87                       10000.00       10000.00       10000.00
05/31/87                        9949.38        9940.00        9977.00
06/30/87                       10063.74       10042.38       10097.72
07/31/87                       10028.90       10039.37       10120.95
08/31/87                        9977.53        9992.18       10094.63
09/30/87                        9793.26        9809.33        9963.40
10/31/87                       10144.37       10050.64       10248.36
11/30/87                       10207.52       10146.12       10313.94
12/31/87                       10323.49       10252.65       10422.24
01/31/88                       10711.80       10554.08       10689.05
02/28/88                       10835.67       10679.67       10807.70
03/30/88                       10701.68       10607.05       10766.63
04/29/88                       10626.53       10573.11       10748.33
05/30/88                       10571.58       10518.13       10701.03
06/29/88                       10797.12       10714.82       10871.18
07/30/88                       10745.27       10696.60       10848.35
08/30/88                       10757.89       10709.44       10864.62
09/29/88                       11029.96       10903.28       11052.58
10/30/88                       11230.73       11061.38       11197.37
11/29/88                       11078.97       10961.82       11106.67
12/30/88                       11094.13       10979.36       11116.67
01/30/89                       11236.14       11105.63       11233.39
02/28/89                       11147.24       11061.20       11187.34
03/31/89                       11167.00       11088.86       11235.44
04/30/89                       11363.35       11279.59       11460.15
05/31/89                       11645.21       11504.05       11687.06
06/30/89                       11996.96       11773.24       11981.57
07/31/89                       12254.33       11982.81       12227.20
08/31/89                       12073.83       11845.01       12069.47
09/30/89                       12124.94       11901.86       12126.19
10/31/89                       12389.12       12129.19       12383.27
11/30/89                       12502.81       12216.52       12500.91
12/31/89                       12537.30       12240.95       12534.66
01/31/90                       12366.70       12125.88       12454.44
02/28/90                       12449.24       12161.05       12500.52
03/31/90                       12429.51       12168.35       12516.77
04/30/90                       12348.52       12074.65       12472.96
05/31/90                       12565.96       12362.03       12747.37
06/30/90                       12797.69       12527.68       12918.18
07/31/90                       12981.99       12690.54       13097.75
08/31/90                       12843.86       12564.90       13044.04
09/30/90                       12943.28       12632.75       13144.48
10/31/90                       13074.61       12737.60       13296.96
11/30/90                       13298.38       12970.70       13499.07
12/31/90                       13485.47       13141.92       13684.01
01/31/91                       13621.15       13275.96       13822.22
02/28/91                       13741.63       13396.77       13932.80
03/31/91                       13833.54       13501.27       14027.54
04/30/91                       14026.43       13659.23       14180.44
05/31/91                       14084.69       13745.29       14266.94
06/30/91                       14073.52       13742.54       14276.93
07/31/91                       14264.91       13904.70       14435.40
08/31/91                       14571.52       14202.26       14711.12
09/30/91                       14882.33       14473.52       14964.15
10/31/91                       15005.76       14625.50       15134.74
11/30/91                       15195.00       14770.29       15308.79
12/31/91                       15651.17       15206.01       15682.32
01/31/92                       15392.88       15014.42       15539.62
02/29/92                       15453.53       15081.98       15600.22
03/31/92                       15358.69       15026.18       15539.38
04/30/92                       15495.10       15122.35       15676.13
05/31/92                       15775.81       15376.40       15919.11
06/30/92                       16025.67       15596.28       16154.71
07/31/92                       16414.42       15950.32       16476.19
08/31/92                       16564.57       16085.90       16640.95
09/30/92                       16769.15       16293.40       16867.27
10/31/92                       16490.85       16045.74       16647.99
11/30/92                       16371.04       16012.05       16589.72
12/31/92                       16649.82       16244.22       16807.05
01/31/93                       17057.56       16562.61       17134.79
02/28/93                       17424.51       16870.67       17405.52
03/31/93                       17480.11       16946.59       17475.14
04/30/93                       17627.77       17066.91       17614.94
05/31/93                       17590.68       17058.38       17576.19
06/30/93                       17989.01       17367.14       17852.13
07/31/93                       18048.48       17452.24       17894.98
08/31/93                       18456.75       17776.85       18179.51
09/30/93                       18561.97       17844.40       18255.86
10/31/93                       18542.16       17903.29       18305.15
11/30/93                       18300.32       17742.16       18202.64
12/31/93                       18383.42       17834.42       18286.38
01/31/94                       18626.25       18059.13       18489.35
02/28/94                       18147.63       17734.06       18215.71
03/31/94                       17689.39       17338.60       17915.15
04/30/94                       17485.39       17163.48       17793.33
05/31/94                       17460.41       17127.43       17805.78
06/30/94                       17431.66       17089.75       17807.57
07/31/94                       17704.29       17349.52       18063.99
08/31/94                       17745.81       17387.68       18119.99
09/30/94                       17507.16       17182.51       17953.29
10/31/94                       17452.35       17155.02       17951.49
11/30/94                       17332.28       17101.84       17870.71
12/31/94                       17396.32       17183.93       17933.26
01/31/95                       17705.53       17464.02       18236.33
02/28/95                       18151.32       17834.26       18613.82
03/31/95                       18345.05       17944.83       18719.92
04/30/95                       18564.95       18179.91       18950.18
05/31/95                       19355.62       18832.57       19522.47
06/30/95                       19504.33       18953.10       19653.27
07/31/95                       19447.73       18901.93       19655.24
08/31/95                       19613.41       19109.85       19834.10
09/30/95                       19802.07       19279.92       19976.91
10/31/95                       20022.80       19519.00       20198.65
11/30/95                       20346.20       19794.21       20463.25
12/31/95                       20595.96       20045.60       20678.12
01/31/96                       20744.02       20175.90       20855.95
02/29/96                       20320.75       19830.89       20611.93
03/31/96                       20188.69       19696.04       20506.81
04/30/96                       20036.67       19579.83       20435.04
05/31/96                       19971.44       19546.55       20418.69
06/30/96                       20187.15       19769.38       20635.13
07/31/96                       20217.23       19814.85       20697.03
08/31/96                       20176.81       19797.01       20713.59
09/30/96                       20484.64       20121.68       21001.51
10/31/96                       20942.28       20524.12       21373.24
11/30/96                       21276.38       20860.71       21655.37
12/31/96                       20991.56       20677.14       21516.77
01/31/97                       21042.54       20737.10       21600.69
02/28/97                       21082.33       20778.58       21641.73
03/31/97                       20976.28       20560.40       21492.40
04/30/97                       21211.00       20827.69       21743.86

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Intermediate Bond Fund, the Lehman Intermediate
Government/Corporate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average for the ten years ended April 30, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Intermediate Investment Grade Debt Funds Average represents the average performance of a universe of 200 actively managed funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Intermediate Government/Corporate Bond Index is composed of the government and corporate indexes, which includes bonds with 5-10 year maturities including U.S. Government Treasury and agency securities, and corporate and Yankee bonds. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Intermediate Bond Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT SHORT-TERM BOND FUND

Vista Select Short-Term Bond Fund, which seeks current income by investing in a portfolio of short-term corporate and government securities, provided shareholders with a total return of 0.49% for the six months ended April 30, 1997 (Class A shares, without sales charges).

MANAGEMENT TEAM TAKES ADVANTAGE OF FUND'S FLEXIBILITY

In seeking to provide you with relative stability as well as high current income on your investment, the management team has the flexibility to choose from a wide range of short-term securities and to adjust the Fund's duration to take advantage of different points of value along the short-term yield curve. In seeking to do so, the management team relies on its relative value analysis and ability to analyze the credit, structural and liquidity characteristics of individual securities.

Using these tools, the management team began the period with an overweight allocation to asset-backed securities. These securities' higher yields, combined with a neutral portfolio duration, left the Fund well positioned for November's moderate rally.

FUND CUTS DURATION AS ECONOMIC GROWTH STRENGTHENS

At the end of 1996, the relative value analysis pointed the management team in the direction of mortgage-backed securities as well as selected corporate securities, whose higher yields are often beneficial in neutral-to-slightly rising interest rate environments. This helped the Fund perform well during the fluctuating markets in early 1997 and, subsequently, as rates began a moderate uptrend in February. At that point, the management team also reduced duration to neutral and moved more into the two-year maturities to take advantage of the steepness at the short end of the yield curve.

As the reporting period ended, the Fund was maintaining a relatively-neutral duration while continuing to emphasize mortgage-backed and corporate securities. Given the management team's strong capabilities to analyze different types of risks, the Fund will continue to use mortgage-backed, asset-backed and corporate securities to enhance yield while maintaining a strong focus on relative stability of principal.

--------------------------------------------------------------------------------

                       VISTA SELECT SHORT-TERM BOND FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................   4.24%
  Five Years......................................................   5.16%
  Ten Years.......................................................   6.77%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                              SELECT       LIPPER ST      LEHMAN 1-3
   MEASUREMENT PERIOD      SHORT- TERM      INVEST.        YR GOVT.
 (FISCAL YEAR COVERED)      BOND FUND      FUNDS AVG.     BOND INDEX
04/30/87                       10000.00       10000.00       10000.00
05/31/87                       10016.35       10004.00       10014.00
06/30/87                       10119.06       10086.03       10125.16
07/31/87                       10135.70       10123.35       10180.84
08/31/87                       10152.99       10133.47       10196.12
09/30/87                       10095.84       10106.11       10158.39
10/31/87                       10246.38       10242.55       10364.60
11/30/87                       10336.89       10312.20       10431.97
12/31/87                       10411.03       10384.38       10502.91
01/31/88                       10575.32       10546.38       10659.41
02/28/88                       10661.16       10643.40       10751.08
03/30/88                       10678.18       10658.31       10773.65
04/29/88                       10702.81       10689.21       10785.50
05/30/88                       10699.33       10690.28       10779.03
06/29/88                       10795.39       10791.84       10886.82
07/30/88                       10815.39       10819.90       10892.27
08/30/88                       10836.81       10851.28       10919.50
09/29/88                       10949.12       10966.30       11046.16
10/30/88                       11046.70       11073.77       11157.73
11/29/88                       11032.22       11066.02       11129.84
12/30/88                       11066.52       11110.28       11154.32
01/30/89                       11147.95       11202.50       11242.44
02/28/89                       11167.27       11221.54       11243.56
03/31/89                       11203.74       11273.16       11290.79
04/30/89                       11346.18       11414.08       11474.83
05/31/89                       11495.57       11577.30       11636.62
06/30/89                       11673.83       11775.27       11853.06
07/31/89                       11821.72       11925.99       12027.30
08/31/89                       11789.71       11904.53       11956.34
09/30/89                       11846.92       11966.43       12025.69
10/31/89                       12005.23       12106.44       12212.09
11/30/89                       12096.29       12202.08       12322.00
12/31/89                       12135.52       12261.87       12368.82
01/31/90                       12130.86       12232.44       12382.43
02/28/90                       12203.58       12291.15       12448.05
03/31/90                       12247.81       12347.69       12485.40
04/30/90                       12271.39       12360.04       12515.36
05/31/90                       12440.06       12538.03       12708.10
06/30/90                       12560.09       12658.39       12841.53
07/31/90                       12692.15       12810.29       12996.92
08/31/90                       12720.35       12829.51       13043.70
09/30/90                       12802.56       12900.07       13146.75
10/31/90                       12913.00       12964.57       13292.68
11/30/90                       13056.73       13087.73       13421.62
12/31/90                       13204.90       13215.99       13579.99
01/31/91                       13310.29       13301.90       13707.65
02/28/91                       13404.56       13420.28       13795.37
03/31/91                       13469.61       13550.46       13887.80
04/30/91                       13640.12       13688.68       14021.13
05/31/91                       13758.46       13792.71       14105.25
06/30/91                       13790.39       13835.47       14157.44
07/31/91                       13909.72       13950.30       14279.20
08/31/91                       14112.21       14131.66       14474.82
09/30/91                       14291.55       14281.45       14628.25
10/31/91                       14477.47       14428.55       14786.24
11/30/91                       14603.21       14556.96       14938.54
12/31/91                       14852.16       14760.76       15165.60
01/31/92                       14801.27       14741.57       15145.89
02/29/92                       14867.38       14796.12       15191.33
03/31/92                       14857.94       14793.16       15186.77
04/30/92                       14983.29       14896.71       15324.97
05/31/92                       15152.71       15035.25       15465.96
06/30/92                       15371.83       15169.06       15622.16
07/31/92                       15593.70       15332.89       15801.82
08/31/92                       15735.44       15438.69       15929.81
09/30/92                       15886.44       15557.56       16079.55
10/31/92                       15757.01       15464.22       15987.90
11/30/92                       15701.37       15453.39       15970.31
12/31/92                       15851.86       15570.84       16112.45
01/31/93                       16061.89       15732.78       16281.63
02/28/93                       16256.60       15875.94       16411.88
03/31/93                       16331.95       15931.51       16462.76
04/30/93                       16426.69       16019.13       16563.18
05/31/93                       16403.86       16023.94       16523.43
06/30/93                       16520.66       16139.31       16647.36
07/31/93                       16572.14       16200.64       16683.98
08/31/93                       16702.90       16336.73       16822.46
09/30/93                       16758.14       16392.27       16876.29
10/31/93                       16798.34       16441.45       16913.42
11/30/93                       16818.05       16436.51       16916.80
12/31/93                       16938.52       16502.26       16984.47
01/31/94                       17105.61       16611.18       17091.47
02/28/94                       16978.60       16519.81       16987.21
03/31/94                       16829.13       16410.78       16900.58
04/30/94                       16762.82       16354.99       16836.36
05/31/94                       16774.68       16369.71       16858.24
06/30/94                       16849.92       16389.35       16900.39
07/31/94                       16999.91       16512.27       17052.49
08/31/94                       17008.22       16566.76       17108.76
09/30/94                       16940.32       16545.22       17069.41
10/31/94                       16969.77       16573.35       17108.67
11/30/94                       16911.35       16543.52       17036.82
12/31/94                       16826.44       16545.17       17069.19
01/31/95                       17016.42       16697.39       17301.33
02/28/95                       17164.34       16891.08       17536.63
03/31/95                       17272.14       16980.60       17634.83
04/30/95                       17401.76       17131.73       17791.78
05/31/95                       17602.50       17421.25       18096.02
06/30/95                       17612.05       17515.33       18193.74
07/31/95                       17616.25       17562.62       18266.51
08/31/95                       17751.40       17676.78       18376.11
09/30/95                       17955.62       17772.23       18466.16
10/31/95                       18091.95       17909.08       18619.43
11/30/95                       18256.22       18054.14       18777.69
12/31/95                       18406.27       18191.35       18920.40
01/31/96                       18572.98       18327.79       19081.22
02/29/96                       18486.91       18250.81       19006.81
03/31/96                       18469.15       18232.56       18991.60
04/30/96                       18484.94       18238.03       19010.59
05/31/96                       18510.32       18267.21       19052.42
06/30/96                       18677.32       18391.43       19191.50
07/31/96                       18724.91       18461.32       19266.35
08/31/96                       18755.74       18516.70       19337.63
09/30/96                       18910.07       18683.35       19513.60
10/31/96                       19175.71       18877.66       19734.11
11/30/96                       19273.16       19028.68       19880.14
12/31/96                       18936.93       19026.78       19884.12
01/31/97                       19055.82       19110.49       19979.56
02/28/97                       19115.39       19165.91       20027.51
03/31/97                       19101.67       19144.83       20011.49
04/30/97                       19269.31       19290.33       20175.58

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Short-Term Bond Fund, the Lehman 1-3 Year Government Bond Index and the Lipper Short-Term Investment Grade Funds Average for the ten years ended April 30, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Short-Term Investment Grade Debt Funds Average represents the average performance of a universe of 111 actively managed short investment grade debt funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Brothers 1-3 Year Government Bond Index is composed of all bonds covered by the Government Bond Index with maturities of one to three years. The index is unmanaged and reflects the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Short-Term Bond Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

 Principal
  Amount                                Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.6%
------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES -- 23.4%
               ---------------------------------
                 U.S. Treasury Notes & Bonds,
$18,860,000        8.250%, 07/15/98                                       $  19,331,500
 10,000,000        8.750%, 08/15/00                                          10,667,200
 10,000,000        8.500%, 11/15/00                                          10,628,100
 12,655,000        8.000%, 05/15/01                                          13,307,492
  6,200,000        10.750%, 02/15/03                                          7,412,844
 12,000,000        11.125%, 08/15/03                                         14,718,720
  9,748,000        8.500%, 02/15/20                                          11,327,468
 12,010,000        8.750%, 08/15/20                                          14,316,280
  5,500,000        8.125%, 08/15/21                                           6,175,455
  2,851,000        7.125%, 02/15/23                                           2,876,402
  1,000,000      Treasury Lincs 6.000%, 08/15/09                                904,080
                                                                          -------------
               TOTAL U.S. TREASURY SECURITIES (COST $112,644,968)           111,665,541
                                                                          -------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.8%
               -------------------------------------------
                 Federal Home Loan Mortgage Corp.,
  5,005,000        7.585%, 09/19/06                                           5,045,641
  4,500,000        7.675%, 01/30/07                                           4,445,145
  4,633,260        GOLD Pool #D68794, 7.000%, 03/01/26                        4,508,718
  2,141,947        Pool #170169, 9.000%, 06/01/16                             2,259,411
                 Federal National Mortgage Association,
  2,500,000        6.950%, 11/13/06                                           2,447,650
  4,000,000        7.550%, 03/27/07                                           3,995,640
  5,000,000        7.440%, 11/08/06                                           4,944,550
  9,600,000        7.780%, 09/29/06                                           9,619,488
  5,761,224        ARM Pool #313539, 7.391%, 11/01/18                         5,998,874
  9,000,000        Global Bond, 8.500%, 02/01/05                              9,355,770
  4,862,265        Pool #250738, 7.000%, 11/01/11                             4,816,657
  5,713,511        Pool #250739, 7.500%, 11/01/11                             5,756,362
  9,702,419        Pool #303999, 8.000%, 12/01/24                             9,875,316
  4,814,590        Pool #337259, 6.500%, 02/01/26                             4,546,803
  9,475,236        Pool #362451, 7.500%, 12/01/07                             9,581,832
  4,059,629        Pool #58013, 8.500%, 08/01/12                              4,205,938
                 Government National Mortgage Association,
  1,008,821        Pool #345791, 8.000%, 11/15/26                             1,022,370
  5,230,744        Pool #369459, 8.000%, 10/15/24                             5,315,744
  5,949,544        Pool #393178, 8.000%, 08/15/24                             6,046,224
  1,010,000        Pool #399240, 8.000%, 04/15/27                             1,023,564
  3,830,558        Pool #411546, 6.500%, 12/15/25                             3,606,700

                       See notes to financial statements.

VISTA SELECT BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount                                Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- (continued)
                 Government National Mortgage Association, (continued)
$ 1,009,285        Pool #429877, 8.000%, 03/15/27                         $   1,022,840
  1,008,271        Pool #437334, 8.000%, 01/15/27                             1,021,812
  1,009,019        Pool #438010, 8.000%, 12/15/26                             1,022,570
  1,007,379        Pool #438297, 8.000%, 12/15/26                             1,020,908
  1,009,160        Pool #440331, 8.000%, 03/15/27                             1,022,713
  1,009,894        Pool #440939, 8.000%, 12/15/26                             1,023,457
  1,007,342        Pool #441725, 8.000%, 12/15/26                             1,020,870
  1,007,362        Pool #441734, 8.000%, 01/15/27                             1,020,891
  1,007,850        Pool #443297, 8.000%, 01/15/27                             1,021,385
  1,008,874        Pool #448478, 8.000%, 03/15/27                             1,022,423
  3,785,958        Pool #780047, 9.000%, 12/15/17                             4,031,363
  5,661,165        Pool #780201, 9.000%, 12/15/17                             6,028,122
  3,424,184        Pool #780325, 8.500%, 11/15/09                             3,559,336
  4,900,965        Pool #780508, 8.000%, 11/15/24                             5,000,454
  5,000,000      Tennessee Valley Authority, 6.235%, 07/15/45                 4,935,000
                                                                          -------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST               142,192,541
               $143,096,173)                                              -------------
               CORPORATE NOTES & BONDS -- 23.8%
               --------------------------------
                 AEROSPACE --
  4,500,000        Lockheed Martin Corp. 7.450%, 06/15/04                     4,566,690
                 BANKING --
  4,000,000        Bankers Trust Capital Trust B, 7.900%, 01/15/27            3,750,000
  3,500,000        International Bank Reconciliation & Development            3,526,250
                     Corp., 9.000%, 08/07/97
                 COMPUTERS/COMPUTER HARDWARE --
  5,000,000        International Business Machines, Corp., 7.500%,            5,014,150
                     06/15/13
                 ENTERTAINMENT/LEISURE --
  5,000,000        Time Warner Inc., 7.750%, 06/15/05                         4,995,350
                 FINANCIAL SERVICES --
  3,000,000        Corp. Andina de Fomento, Yankee (Venezuela) 7.375%,        3,035,940
                     07/21/00
  5,000,000        Federal Home Loan Bank, 8.750%, 02/03/05                   5,078,900
  1,000,000        General Electric Capital Corp., 8.300%, 09/20/09           1,099,360
  7,000,000        Goldman Sachs Group, LP, 7.125%, 03/01/03 #                6,944,140
  1,000,000        Lehman Brothers Holdings, Inc., 7.625%, 06/15/97           1,002,100

                       See notes to financial statements.

VISTA SELECT BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount                                Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- (continued)
$ 1,500,000        Lehman Brothers Inc., 7.375%, 01/15/07                 $   1,474,020
  5,000,000        Morgan Stanley Group, Inc., 7.250%, 10/15/23               4,552,950
  1,850,000        Morgan Stanley Group, Inc., 9.375%, 06/15/01               2,010,858
  6,000,000        The Money Store, Inc., 8.050%, 04/15/02                    6,046,920
                 GOVERNMENT ISSUE --
  2,250,000        Republic of Colombia, 8.000%, 06/14/01 #                   2,257,740
  6,000,000        Republic of Colombia, Global Bond, 8.375%, 02/15/27        5,452,500
                 OIL & GAS --
  3,000,000        Petroliam Nasional Bhd., (Malaysia), 7.625%,               2,949,270
                     10/15/26
                 TELECOMMUNICATIONS --
  8,000,000        360 Communications Corp., 7.500%, 03/01/06                 7,874,400
  4,600,000        Bellsouth Telecommunications, 7.875%, 08/01/32             4,536,014
  5,000,000        Cincinnati Bell Inc., 9.100%, 06/15/00                     5,261,150
  5,000,000        New York Telephone Co., 9.375%, 07/15/31                   5,544,000
                 UTILITIES --
  2,600,000        Chilgener S.A., Yankee (Chile) 6.500%, 01/15/06            2,430,038
  8,000,000        Commonwealth Edison Financing II, 8.500%, 01/15/27         7,834,240
  4,000,000        Enersis SA, Yankee (Cayman Islands) 6.900%, 12/01/06       3,796,440
  8,000,000        Ras Laffan Liquefied Natural Gas, (Qatar), 8.294%,         8,110,608
                     03/15/14 #
  4,600,000        Tenaga Nasional, Yankee, (Malaysia), 7.500%,               4,289,638
                     01/15/96 #                                           -------------
               TOTAL CORPORATE NOTES & BONDS (COST $114,309,318)            113,433,666
                                                                          -------------
               MORTGAGE BACKED SECURITIES -- 18.9%
               -----------------------------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS --
                   Federal Home Loan Mortgage Corp.,
  7,977,199          Ser. 77, Class G, 8.500%, 01/15/20                       8,211,490
  7,500,000          Ser. 1343, Class H, 7.500%, 05/15/19                     7,577,325
  7,180,000          Ser. 1360, Class PK, 10.000%, 12/15/20                   8,097,676
  5,000,000          Ser. 1761, Class G, 8.000%, 06/15/21                     5,123,400
        800          Ser. 1819, Class E, 6.000%, 02/15/11                           741
                   Federal National Mortgage Association,
  4,471,330          Ser. 1989-81, Class E, 9.000%, 03/25/19                  4,650,183
  1,000,000          Ser. 1992-118, Class J, 7.500%, 07/25/02                   991,870
  8,800,000          Ser. 1992-132, Class PL, 8.000%, 03/25/21                8,984,184
  2,000,000          Ser. 1992-136, Class PG, 6.000%, 08/25/19                1,855,000

                       See notes to financial statements.

VISTA SELECT BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount                                Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS -- (continued)
$10,000,000          Ser. 1992-163, Class FE, 6.406%, 09/25/22            $  10,153,100
 10,384,110          Ser. 1997-17, Class A, 7.250%, 03/31/04                 10,360,872
  4,135,981          Ser. G92-38, Class VC, 7.500%, 12/25/01                  4,142,433
  1,000,000          Ser. G93-34, Class PJ 6.600%, 12/25/22                     942,180
  5,000,000        Prudential Home Mortgage Securities, Ser. 1993-14,         4,837,500
                     Class A16, 7.000%, 05/23/23
    318,518        Resolution Trust Corp., Ser. 1992-12, Class A2C,             317,123
                     7.500%, 08/25/23                                     -------------
                                                                             76,245,077
                                                                          -------------
                 COMMERCIAL MORTGAGE BACKED SECURITIES --
  5,936,797        Commercial Mortgage Acceptance Corp., Ser. 1996-C1,        5,962,771
                     Class A, 6.606%, 12/25/20 #
  3,000,000        Morgan Stanley Capital I, Ser. 1996-WF1, Class A3,         3,008,438
                     7.380%, 08/15/06 #
  5,000,000        Nomura Asset Securities Corp., Ser. 1996-MD5, Class        5,104,688
                     A1B, 7.120%, 04/13/36                                -------------
                                                                             14,075,897
                                                                          -------------
               TOTAL MORTGAGE BACKED SECURITIES (COST $90,271,843)           90,320,974
                                                                          -------------
               ASSET BACKED SECURITIES -- 1.7%
               -------------------------------
  6,500,000      Nomura CBO, Ltd., 6.67%, Ser. 1997-1, Class A2,              6,581,250
                   6.670%, 05/15/07 #
  1,759,744      The Money Store Home Equity Trust, Ser. 1994-B, Class        1,764,531
                   A3, 7.100%, 11/15/16                                   -------------
               TOTAL ASSET BACKED SECURITIES (COST $8,341,462)                8,345,781
   ------------------------------------------------------------------------------------
               TOTAL LONG-TERM INVESTMENTS                                  465,958,503
               (COST $468,663,764)
   ------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT OBLIGATIONS -- 2.4%
   ------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT -- 2.4%
               ----------------------------
 11,370,000      Aubrey G. Lanston, 5.20%, due 05/01/97, (Dated              11,370,000
                   04/30/97; Proceeds $11,371,658, Secured by U.S.
                   Treasury Note; $11,412,000 at 6.625%, 07/31/01;
                   Market Value $11,637,107)
                   (COST $11,370,000)
   ------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0%                                $ 477,328,503
               (COST $480,033,764)
   ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

 Principal
  Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 89.6%
------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES -- 23.2%
               ---------------------------------
                 U.S. Treasury Notes & Bonds,
$13,500,000        7.875%, 04/15/98                                       $  13,734,090
  8,000,000        8.250%, 07/15/98                                           8,200,000
 15,000,000        9.250%, 08/15/98                                          15,576,600
 10,000,000        8.500%, 02/15/00                                          10,521,900
 14,500,000        8.750%, 08/15/00                                          15,467,440
  3,700,000        8.750%, 08/15/20                                           4,410,511
                                                                          -------------
               TOTAL U.S. TREASURY SECURITIES (COST $68,082,779)             67,910,541
                                                                          -------------
               U.S. GOVERNMENT AGENCY OBLIGATIONS -- 29.3%
               -------------------------------------------
                 Federal Home Loan Bank,
 10,000,000        12.500%, 07/22/97                                         10,153,100
 11,500,000        6.930%, 09/26/02                                          11,385,000
                 Federal Home Loan Mortgage Corp.,
  5,000,000        7.675%, 01/30/07                                           4,939,050
  6,773,058        Gold, Pool #E00455, 7.000%, 10/01/11                       6,711,626
                 Federal National Mortgage Association,
  5,000,000        7.440%, 11/08/06                                           4,944,550
  4,000,000        8.250%, 12/18/00                                           4,205,000
  4,801,020        ARM Pool #313539, 7.391%, 11/01/18                         4,999,062
 11,000,000        Global Bond, 8.500%, 02/01/05                             11,410,652
  4,787,528        Pool #250414, 7.000%, 11/01/25                             4,648,355
  4,814,590        Pool #337259, 6.500%, 02/01/26                             4,546,803
  1,000,000        Pool #372176, 10.000%, 09/01/25                            1,088,750
                 Government National Mortgage Association,
  4,860,723        Pool #2202, 7.000%, 04/20/26                               4,681,411
  4,732,617        Pool #780047, 9.000%, 12/15/17                             5,039,385
  6,893,305        Pool #780508, 8.000%, 11/15/24                             7,033,238
                                                                          -------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST                85,785,982
               $86,564,269)                                               -------------
               CORPORATE NOTES & BONDS -- 20.0%
               --------------------------------
                 FINANCIAL SERVICES --
  4,000,000        Corp. Andina de Fomento, Yankee (Venezuela), 7.250%,       3,996,250
                     03/01/07
  8,000,000        Ford Motor Credit Corp., 8.200%, 02/15/02                  8,380,320
  7,900,000        General Electric Capital Corp., 8.200%, 10/30/03           8,277,146
  1,791,717        Hero Asia BVI Co., Ltd., Yankee (China), 9.110%,           1,856,810
                     10/15/01 #
  8,000,000        Lehman Brothers Inc., 7.375%, 01/15/07                     7,861,440

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- (continued)
$ 3,500,000        Termoemcali Funding Corp., 10.125%, 12/15/14 #         $   3,648,750
                 GOVERNMENT BOND --
  5,000,000        Republic of Colombia, 7.625%, 02/15/07                     4,691,600
  2,000,000        Republic of Colombia, 8.000%, 06/14/01                     2,006,880
                 OIL & GAS --
  2,775,000        Petroleum Geo-Services ASA, Yankee (Norway), 7.500%,       2,757,656
                     03/21/07
  3,764,778        YPF Sociedad Anonima, Yankee (Argentina), 7.500%,          3,797,720
                     10/26/02
                 UTILITIES --
  4,000,000        Chilgener SA, Yankee (Chile), 6.500%, 01/15/06             3,738,520
  3,100,000        Enersis SA, Yankee (Cayman Islands), 6.900%,               2,942,241
                     12/01/06
  4,500,000        Northern States Power, Minnesota, 7.875%, 10/01/01         4,630,950
                                                                          -------------
               TOTAL CORPORATE NOTES & BONDS (COST $59,067,404)              58,586,283
                                                                          -------------
               MORTGAGE BACKED SECURITIES -- 15.4%
               -----------------------------------
                 MORTGAGE BACKED PASS-THRU SECURITIES --
  8,910,000        Federal National Mortgage Association, 30 year, TBA        9,709,116
                     10.000%, 04/15/27                                    -------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS --
                   Federal Home Loan Mortgage Corp.,
  4,000,000          Ser. 1360, Class PK, 10.000%, 12/15/20                   4,511,240
  5,000,000          Ser. 1763, Class J, 8.500%, 03/15/24                     5,302,855
  3,400,000          Ser. 1865, Class G, 8.000%, 08/15/24                     3,459,507
                   Federal National Mortgage Association,
  3,911,162          Ser. 1989-81, Class E, 9.000%, 03/25/19                  4,067,609
  6,100,000          Ser. 1992-163, Class FE, 6.406%, 09/25/22                6,193,391
  8,000,000          Prudential Home Mortgage Securities, Ser. 1993-14,       7,740,000
                       Class A16, 7.000%, 05/23/23                        -------------
                                                                             31,274,602
                                                                          -------------

                       See notes to financial statements.

VISTA SELECT INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
                 COMMERCIAL MORTGAGE BACKED SECURITIES --
$ 3,957,865        Commercial Mortgage Acceptance Corp., Ser. 1996-C1,    $   3,975,180
                     Class A, 6.606%, 12/25/20                            -------------
               TOTAL MORTGAGE BACKED SECURITIES (COST $45,105,874)           44,958,898
                                                                          -------------
               ASSET BACKED SECURITY -- 1.7%
               -----------------------------
  5,000,000      Nomura CBO, Ltd., 6.67%, Ser. 1997-1, Class A2,              5,062,500
                   6.670%, 05/15/07 (COST $5,049,990) #
   ------------------------------------------------------------------------------------
               TOTAL LONG-TERM INVESTMENTS (COST $263,870,316)              262,304,204
   ------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.6%
   ------------------------------------------------------------------------------------
               U.S. TREASURY SECURITIES -- 3.0%
               --------------------------------
  9,100,000      U.S. Treasury Bill, 5.190%, 12/11/97 (COST $8,806,357)       8,792,511
                                                                          -------------
               COMMERCIAL PAPER -- 6.6%
               ------------------------
 19,368,000      Household Finance Corp. 5.500%, 05/01/97                    19,368,000
                   (COST $19,368,000)
   ------------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS (COST $28,174,357)               28,160,511
   ====================================================================================
               TOTAL INVESTMENTS (COST $292,044,673) 99.2%                $ 290,464,715
   ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

Principal
  Amount      Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%
------------------------------------------------------------------------------------
              U.S. TREASURY OBLIGATIONS -- 16.5%
              ----------------------------------
                U.S. Treasury Notes,
$1,500,000        8.250%, 07/15/98                                          $  1,537,500
 3,000,000        6.250%, 03/31/99                                             2,999,520
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS (COST $4,527,213)                4,537,020
                                                                            ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.7%
              -------------------------------------------
                Federal Home Loan Mortgage Corp.,
   937,025        ARM Pool #846416, 7.757%, 06/01/28                             983,727
 1,294,901        Gold Pool #N99071, 6.000%, 08/01/00                          1,271,321
                Federal National Mortgage Association,
   589,881        Pool #100143, 11.500%, 10/15/18                                678,547
   360,366        Pool #100144, 11.500%, 03/04/19                                414,534
                Government National Mortgage Association,
 1,013,708        ARM Pool #8457, 7.125%, 07/20/24                             1,041,899
   947,180        Pool #780201, 9.000%, 12/15/17                               1,008,576
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $5,405,484)       5,398,604
                                                                            ------------
              STATE & MUNICIPAL OBLIGATION -- 4.2%
              ------------------------------------
 1,150,000      New York City, New York, Taxable, Ser. I, GO 6.850%,           1,155,750
                  04/15/99 (COST $1,150,000)                                ------------
              OTHER NOTES & BONDS -- 11.7%
              ----------------------------
                GLOBAL FINANCIAL SERVICES --
   500,000        Corp. Andina de Fomento, Yankee (Venezuela), 7.375%,           505,990
                    07/21/00
                GLOBAL PROJECT FINANCE --
   229,707        Hero Asia BVI Co., Ltd., Yankee (China) 9.110%,                238,053
                    10/15/01
                SOVEREIGN BONDS --
   250,000        Republic of Colombia, 8.000%, 06/14/01                         250,860
                MULTI-MEDIA --
   800,000        News America Holdings, 7.450%, 06/01/00                        809,640
                OIL & GAS --
 1,000,000        Occidental Petroleum, 5.850%, 11/09/98                         989,510
   413,712        YPF Sociedad Anonima, Yankee (Argentina) 7.500%,               417,332
                    10/26/02                                                ------------
              TOTAL OTHER NOTES & BONDS (COST $3,223,080)                      3,211,385
                                                                            ------------

                       See notes to financial statements.

VISTA SELECT SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

Principal
  Amount      Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
------------------------------------------------------------------------------------
              MORTGAGE BACKED SECURITIES -- 31.4%
              -----------------------------------
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 25.4%
                  Federal Home Loan Mortgage Corp.,
$1,000,000          Ser. 1206, Class GA, 7.000%, 03/15/18                   $  1,003,430
   900,000          Ser. 1311, Class G, 7.500%, 05/15/19                         910,125
 1,400,000          Ser. 1574, Class PD, 5.550%, 03/15/13                      1,388,610
 1,511,665        Federal National Mortgage Association, FRN Ser. G-15,        1,537,636
                    Class F, 6.106%, 06/25/21
 1,000,000        GE Capital Mortgage Services, Inc., Ser. 1994-8, Class         990,000
                    A3, 6.000%, 02/25/24
                  Resolution Trust Corp.,
    31,646          Ser. 1992-12, Class A2C, 7.500%, 08/25/23                     31,508
 1,130,783          Ser. 1992-16, Class B2, 7.750%, 08/25/25                   1,132,903
                                                                            ------------
                                                                               6,994,212
                                                                            ------------
                COMMERCIAL MORTGAGE BACKED SECURITIES -- 6.0%
   766,888        Blackrock Capital Finance L.P., Ser. 1996-C2, Class A,         768,325
                    7.642%, 11/15/26 #
   878,859        Kidder Peabody Acceptance Corp., Ser. 1993-M1, Class           886,549
                    A1, 7.150%, 04/25/25
                                                                            ------------
                                                                               1,654,874
                                                                            ------------
              TOTAL MORTGAGE BACKED SECURITIES (COST $8,670,588)               8,649,086
                                                                            ------------
              ASSET BACKED SECURITIES -- 14.8%
              --------------------------------
 1,000,000      Boatments Auto Trust, Ser. 1996-A, Class A3, 6.750%,           1,005,620
                  01/15/03
 1,000,000      Capital Equipment Receivables Trust, Ser. 1996-1, Class          998,150
                  A3, 6.110%, 07/15/99
   953,020      Ford Credit Grantor Trust, Ser. 1995-B, Class A, 5.900%,         949,446
                  10/15/00
 1,098,415      The Money Store Home Equity Trust, Ser. 1994-B, Class A3,      1,101,402
                  7.100%, 11/15/16                                          ------------
              TOTAL ASSET BACKED SECURITIES (COST $4,056,948)                  4,054,618
    ------------------------------------------------------------------------------------
              TOTAL LONG-TERM INVESTMENTS                                     27,006,463
              (COST $27,033,313)
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT SHORT-TERM BOND FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

Principal
  Amount      Issuer                                                           Value
------------------------------------------------------------------------------------
                                            SHORT-TERM INVESTMENTS -- .8%
------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT -- .8%
              ---------------------------
$  209,000      Aubrey G. Lanston, 5.20%, due 05/01/97, (Dated 04/30/97,    $    209,000
                  Proceeds $209,030; Secured by; U.S. Treasury Notes at
                  6.25%, 7/31/01; Market Value $214,109)
                  (COST $209,000)
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 99.1%                                    $ 27,215,463
              (COST $27,242,313)
----------------------------------------------------------------------------------------
#       =    Security may only be sold to qualified institutional buyers.
ARM     =    Adjustable rate mortgage.
FRN     =    Floating rate note.
TBA     =    To Be Announced.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                       Vista Select   Vista Select
                                                        Vista Select   Intermediate    Short-Term
                                                            Bond           Bond           Bond
                                                            Fund           Fund           Fund
                                                        ------------   ------------   ------------
ASSETS:
 Investment securities, at value (Note 1).............. $477,328,503   $290,464,715   $ 27,215,463
 Cash..................................................      --             324,463        --
 Receivables:
   Investment securities sold..........................      --             --           1,375,998
   Interest............................................    6,886,735      3,459,291        212,894
   Fund shares sold....................................    1,570,714        254,800         75,500
   Expense reimbursement from Distributor..............       22,050         16,940         10,669
 Unamortized organization costs (Note 1)...............       43,551         16,186          6,189
 Other Assets..........................................       45,653         21,714         12,236
                                                        ------------   ------------   ------------
       Total assets....................................  485,897,206    294,558,109     28,908,949
                                                        ------------   ------------   ------------

LIABILITIES:
 Payable for investment securities purchased...........      --             --           1,273,724
 Payable for Fund shares redeemed......................        8,064         38,072        --
 Payable to custodian..................................    6,037,269        --              26,569
 Dividends payable.....................................    2,515,275      1,513,724        136,395
 Accrued liabilities: (Note 2)
   Custodian...........................................       22,050         16,940          4,169
   Organization Costs Payable..........................       13,492          6,429            683
   Other...............................................       78,246         60,848         15,705
                                                        ------------   ------------   ------------
       Total Liabilities...............................    8,674,396      1,636,013      1,457,245
                                                        ------------   ------------   ------------

NET ASSETS:
 Paid in capital.......................................  478,447,845    295,843,604     27,626,257
 Accumulated undistributed net investment income.......      354,035        139,602          9,985
 Accumulated undistributed net realized gain (loss) on
   investment transactions.............................    1,126,190     (1,481,152)      (157,688)
 Net unrealized appreciation/depreciation of
   investments.........................................   (2,705,260)    (1,579,958)       (26,850)
                                                        ------------   ------------   ------------
   Net Assets:......................................... $477,222,810   $292,922,096   $ 27,451,704
                                                        ============   ============   ============

Shares of beneficial interest outstanding ($.001 par
 value; unlimited number of shares authorized):........   11,987,256     29,350,180      2,595,589
 Net asset value, maximum offering price and redemption
   price per share*.................................... $      39.81   $       9.98   $      10.58
                                                        ============   ============   ============
Cost of Investments.................................... $480,033,764   $292,044,673   $ 27,242,313
                                                        ============   ============   ============

---------------

* Net assets/shares outstanding.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the period January 1, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                           Vista Select   Vista Select
                                                            Vista Select   Intermediate    Short-Term
                                                                Bond           Bond           Bond
                                                                Fund           Fund           Fund
                                                            ------------   ------------   ------------

INTEREST INCOME............................................ $ 11,270,710   $  6,128,752    $  591,460
                                                             -----------    -----------     ---------

EXPENSES: (Note 2)
 Administration fees.......................................      242,842        138,804        13,561
 Investment Advisory fees..................................      485,684        277,608        22,601
 Custodian fees............................................       44,100         33,879         8,337
 Amortization of organization costs (Note 1)...............        2,863          2,160           825
 Printing and postage......................................        1,644          2,451         1,233
 Professional fees.........................................       12,678         11,798         7,531
 Registration costs........................................        2,452          5,218         1,233
 Transfer agent fees.......................................        8,095          9,254         4,089
 Trustees fees.............................................        8,095          4,627           452
 Other.....................................................        6,266         15,384         1,450
                                                             -----------    -----------     ---------
       Total expenses......................................      814,719        501,183        61,312
                                                             -----------    -----------     ---------
 Less amounts waived (Note 2D).............................      728,526        416,412        36,162
 Less expenses borne by the Distributor....................       44,100         33,879        14,837
                                                             -----------    -----------     ---------
   Net expenses............................................       42,093         50,892        10,313
                                                             -----------    -----------     ---------
   Net investment income...................................   11,228,617      6,077,860       581,147
                                                             -----------    -----------     ---------

REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on:
   Investments.............................................    1,126,191     (1,481,152)     (157,688)
 Change in net unrealized appreciation/depreciation on
   investments.............................................   (8,226,883)    (1,650,250)        4,167
                                                             -----------    -----------     ---------
 Net realized and unrealized gain (loss) on investments....   (7,100,692)    (3,131,402)     (153,521)
                                                             -----------    -----------     ---------
 Net increase in net assets from operations................ $  4,127,925   $  2,946,458    $  427,626
                                                             ===========    ===========     =========

---------------

* Commencement of operations.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the period January 1, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                        Vista Select   Vista Select
                                                         Vista Select   Intermediate    Short-Term
                                                             Bond           Bond           Bond
                                                             Fund           Fund           Fund
                                                         ------------   ------------   ------------

INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
 Net investment income.................................. $ 11,228,617   $  6,077,860   $    581,147
 Net realized gain (loss) on investments transactions...    1,126,191     (1,481,152)      (157,688)
 Change in net unrealized appreciation/depreciation on
   investments..........................................   (8,226,883)    (1,650,250)         4,167
                                                         ------------   ------------    -----------
   Increase in net assets from operations...............    4,127,925      2,946,458        427,626
                                                         ------------   ------------    -----------

 Distributions to shareholders from net investment
   income...............................................  (10,874,583)    (5,938,258)      (571,162)
 Increase from capital share transactions (Note 5)......  483,969,468    295,913,896     27,595,240
                                                         ------------   ------------    -----------
       Total increase in net assets.....................  477,222,810    292,922,096     27,451,704

NET ASSETS:
 Beginning of period....................................      --             --             --
                                                         ------------   ------------    -----------
 End of period.......................................... $477,222,810   $292,922,096   $ 27,451,704
                                                         ============   ============    ===========

---------------

* Commencement of operations.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Select Group (the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Vista Select Bond Fund ("VBF"), Vista Select Intermediate Bond Fund ("VIBF") and Vista Select Short-Term Bond Fund ("VSTBF"), collectively, the "Funds", are separate portfolios of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    The following is a summary of significant accounting policies followed by the Funds:

    A. Valuation of investments -- Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued adjusted for amortization of premiums and accretion of discounts.

    D. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

    E. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

    F. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    G. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    H. Dollar rolls -- The funds enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30%, 0.30% and 0.25% of the average daily net assets for VBF, VIBF and VSTBF, respectively. The Adviser, voluntarily waived all or a portion of its fees as outlined in
    Note 2.D. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% for VBF and VIBF, and 0.10% for VSTBF of average daily net assets.

    B. Sub-administration fees -- Pursuant to a Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.D. below.

    C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from each Fund a fee computed at the annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of the administration fees as outlined in Note 2.D. below.

    D. Waivers of fees -- For the four month period ended April 30, 1997, the Investment Adviser and Administrator voluntarily waived fees for each of the Funds as follows:

                                                         VBF         VIBF        VSTBF
                                                      ---------    ---------    --------
    Administration.................................   $ 242,842    $ 138,804    $ 13,561
    Investment Advisory............................     485,684      277,608      22,601
                                                      ---------    ---------    --------
    Total..........................................   $ 728,526    $ 416,412    $ 36,162
                                                      ---------    ---------    --------
    Distributor Reimbursement......................   $  44,100    $  33,879    $ 14,837
                                                      =========    =========    ========

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS -- For the four month period ended April 30, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                                VBF             VIBF            VSTBF
                                           -------------    -------------    ------------
Purchases (excluding U.S. Government)...   $ 133,215,738    $  59,151,756    $  8,242,734
Sales (excluding U.S. Government).......     132,931,514       62,207,820      12,447,756
Purchases of U.S. Government............     301,372,279      179,381,031      38,489,939
Sales of U.S. Government................     369,593,092      128,194,540      32,107,083

4. FEDERAL INCOME TAX MATTERS -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1997 are as follows:

                                               VBF             VIBF            VSTBF
                                          -------------    -------------    ------------
    Aggregate cost.....................   $ 480,033,764    $ 292,044,673    $ 27,242,313
                                          =============    =============     ===========
    Gross unrealized appreciation......   $   1,743,097    $     366,956    $     50,389
    Gross unrealized depreciation......      (4,448,357)      (1,946,914)        (77,239)
                                          -------------    -------------    ------------
    Net unrealized appreciation........   ($  2,705,260)   ($  1,579,958)   ($    26,850)
                                          =============    =============     ===========

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                                              Vista Select Bond Fund
                                                             -------------------------
                                                                 January 1, 1997*
                                                              Through April 30, 1997
                                                             -------------------------
                                                                Amount        Shares
                                                             ------------   ----------
Shares sold................................................. $ 47,228,342    1,181,856
Shares issued in exchange for Common Trust Fund Assets (see
  Note 1)...................................................  527,001,100   13,065,240
Shares issued in reinvestment of distributions..............    2,123,611       52,813
Shares redeemed.............................................  (92,383,585)  (2,312,653)
                                                             ------------   ----------
Net increase (decrease) in Trust shares outstanding......... $483,969,468   11,987,256
                                                             =============  ==========

                                                             Vista Select Intermediate
                                                                     Bond Fund
                                                             -------------------------
                                                                 January 1, 1997*
                                                              Through April 30, 1997
                                                             -------------------------
                                                                Amount        Shares
                                                             ------------   ----------
Shares sold................................................. $ 90,002,143    8,987,258
Shares issued in exchange for Common Trust Fund Assets (see
  Note 1)...................................................  245,891,546   24,375,885
Shares issued in reinvestment of distributions..............    1,572,739      156,492
Shares redeemed.............................................  (41,552,532)  (4,169,455)
                                                             ------------   ----------
Net increase (decrease) in Trust shares outstanding......... $295,913,896   29,350,180
                                                             =============  ==========

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                              Vista Select Short-Term
                                                                     Bond Fund
                                                             -------------------------
                                                                 January 1, 1997*
                                                              Through April 30, 1997
                                                             -------------------------
                                                                Amount        Shares
                                                             ------------   ----------
Shares sold................................................. $  1,187,563      108,203
Shares issued in exchange for Common Trust Fund Assets (see
  Note 1)...................................................   27,203,362    2,562,643
Shares issued in reinvestment of distributions..............      154,717       14,569
Shares redeemed.............................................     (950,402)     (89,826)
                                                             ------------   ----------
Net increase (decrease) in Trust shares outstanding......... $ 27,595,240    2,595,589
                                                             =============  ==========

---------------

* Fund commenced operations.

6. RETIREMENT PLAN -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended April 30, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                                              Accrued
                                                                 Pension      Pension
                                                                 Expenses     Liability
                                                                 --------     ---------
VBF..........................................................     $3,280      $34,308
VIBF.........................................................      1,564      16,349
VSTB.........................................................        164       1,734

VISTA MUTUAL FUNDS
SELECTED DATA AND RATIOS FOR A SHARE OF
BENEFICIAL INTEREST OUTSTANDING
For the period January 1, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                            Vista Select   Vista Select
                                                             Vista Select   Intermediate    Short-Term
                                                                 Bond           Bond           Bond
                                                                 Fund           Fund           Fund
                                                             ------------   ------------   ------------
Per Share Operating Performance
Net Asset Value, Beginning of Period........................   $  40.38       $  10.09       $  10.63
                                                               --------       --------        -------

 Income from Investment Operations:
   Net Investment Income....................................      0.911          0.216          0.224
   Net Gains or (Losses) in Securities (both realized and
     unrealized)............................................     (0.600)        (0.115)        (0.054)
                                                               --------       --------        -------
   Total from Investment Operations.........................      0.312          0.101          0.170
                                                               --------       --------        -------

 Less Distributions:
   Dividends from Net Investment Income.....................      0.882          0.212          0.220
                                                               --------       --------        -------
Net Asset Value, End of Period..............................   $  39.81       $   9.98       $  10.58
                                                               ========       ========        =======

Total Return................................................      0.89%          1.05%          1.76%

Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted)....................   $477,223       $292,922       $ 27,452
 Ratios to Average Net Assets #
 Ratio of Expenses..........................................      0.03%          0.06%          0.11%
 Ratio of Net Investment Income.............................      6.94%          6.57%          6.43%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses.................................................      0.48%          0.51%          0.51%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses...................................      6.49%          6.12%          6.03%
Portfolio Turnover Rate.....................................       104%            80%           169%

---------------

* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator
                                 and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                      VSFI-3-697

[VISTA LOGO]


------------------------------------------------------------

- VISTA SELECT BALANCED FUND
- VISTA SELECT EQUITY INCOME FUND
- VISTA SELECT LARGE CAP EQUITY FUND
- VISTA SELECT LARGE CAP GROWTH FUND
- VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
- VISTA SELECT SMALL CAP VALUE FUND
- VISTA SELECT INTERNATIONAL EQUITY FUND
------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     SEMIANNUAL REPORT
                                                      APRIL 30, 1997
                                                       (UNAUDITED)

CONTENTS

       Chairman's Letter                                                1

       Fund Commentaries                                                2

       Portfolio of Investments                                        16

       Notes to Financial Statements                                   61

       Per Share Data                                                  68

Vista is in the process of redesigning your Shareholder Reports to include even more information about your fund, its current investment strategy and how it is performing.

Watch for the completed redesign when you receive your next Annual Report.

                                                                    May 23, 1997
Dear Shareholder:

Welcome to The Vista Family of Mutual Funds, one of the country's fastest-growing mutual fund providers.

As you are aware, your common trust fund investment was converted into a mutual fund registered as Vista Select Mutual Funds. This tax-free exchange of assets was made possible by the Small Business Job Protection Act, signed into law in August 1996, and was communicated to you in a letter dated January 27, 1997.

This conversion provides numerous advantages to you, including greater liquidity. Shares of the Vista Select Mutual Funds may be purchased or sold on any business day instead of only once a month. The conversion also provides you with the ability to monitor your Vista Select Mutual Fund performance through semiannual and annual reports as well as daily price quotations available nationally in electronic and print media. In addition, you gain the portability of mutual fund shares when a trust account is moved or distributed.

We are pleased to present this Semi-Annual Report for the following Vista Select Equity Funds for the six months ending April 30, 1997:

   - Equity Income Fund
   - New Growth Opportunities Fund
   - Small Cap Value Fund
   - Large Cap Equity Fund
   - Large Cap Growth Fund
   - Balanced Fund
   - International Equity Fund

Inside, you'll find information on the performance of each fund along with a market overview and portfolio commentary. Please note that, although the Vista Select Equity Funds have only a four-month history as of April 30, 1997, the commentary for this semiannual report addresses the entire six-month period.

POSITIVE ECONOMIC FACTORS DRIVE U.S. STOCKS HIGHER

The environment for equities during the period was quite positive, as a combination of buoyant economic growth, strong corporate earnings and low inflation drove stock prices higher. The largest U.S. stocks continued to lead the way, with the S&P 500 Index of large company stocks posting a 14.71% gain during the period. These outstanding returns, however, were not equaled further down the capitalization curve as the S&P Mid Cap 400 Index had a 6.88% gain and the Russell 2000 Index of smaller company stocks returned just 1.61%. Overseas equity markets diverged on hemispheric lines as markets in Europe and Latin America posted robust gains, while those in Japan and most of Southeast Asia turned in negative performance.

BOND MARKETS ONCE AGAIN EXPERIENCE VOLATILITY

U.S. fixed income markets remained sensitive to fears, as yet unrealized, that the high levels of economic growth would prove inflationary. Although interest rates were falling in response to moderating economic growth as the period began, the trend reversed in early 1997 as stronger economic growth reports were issued. Rates peaked around the time the Fed raised interest rates on March 25th.

Regardless of which direction the markets take over the short term, we share your enthusiasm for investing. Our portfolio management team has worked hard to provide you with investments to help you reach your financial goals, and will continue to do so in the future. If you have any questions, please call your Chase Trust Account Officer whose name appears on the account statement sent to you.

Sincerely,
/s/ FERGUS REID
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

VISTA SELECT BALANCED FUND

Vista Select Balanced Fund, which seeks to provide capital growth plus current income by investing in a portfolio of high-quality stocks, bonds and convertible securities, had a total return of 5.99% for the six months ended
April 30, 1997.

Two factors caused the Fund's income to decline in the first quarter from previous levels. A significant portion of the decline was caused by a recalculation of amortization relating to convertible bonds. Shareholders, subsequently, received a special dividend payment representing the additional income attributable to this calculation.

The second factor involved a strategic reallocation of the Fund as part of Vista's disciplined investment process. The investment management team shifted assets to certain equities which, while offering lower current yields, are expected to provide growth in dividends. To meet the current income objectives of the Fund, the managers increased the allocation to fixed-income.

SLIGHT ALLOCATION SHIFTS SEEK TO INCREASE RETURNS

The Fund's management team made tactical shifts throughout the reporting period to capitalize on the changing relative values of stocks, bonds and cash.

On the equity side, the Fund's performance was supported by effective sector allocations. In late 1996, the Fund benefited from its overweight positions in financial and technology stocks, but the management team subsequently began cutting the financial exposure due to less-compelling valuations. The technology overweight was maintained, however, with specific emphasis on communications, networking and software companies.

As the reporting period progressed, the management team correctly anticipated that economic growth would accelerate and, therefore, began favoring companies in sectors such as capital goods which tend to do well in a growing economy. Exposure to the energy sector was also increased based on more attractive valuations.

MORTGAGE-BACKED AND CORPORATE SECURITIES EMPHASIZED

On the fixed-income side, the Fund began the reporting period with a slight overweighting of mortgage-backed securities as well as selected corporate securities. This emphasis helped the Fund perform well as mortgages and corporates were the top-performing sectors in early 1997 and, subsequently, as rates began an uptrend in February. At that point, the management team reduced duration to neutral and adopted a barbell strategy that sought to take advantage of stronger relative values at the short and long ends of the yield curve. As the reporting period ended, the Fund took profits on some of its mortgage-backed securities but maintained a relatively-neutral sector allocation.

Moving forward, the management team expects economic growth in the U.S. to moderate and, therefore, anticipates significant opportunities in both the stock and bond markets.

--------------------------------------------------------------------------------

                           VISTA SELECT BALANCED FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  11.55%
  Five Years......................................................   9.80%
  Ten Years.......................................................   9.67%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

 MEASUREMENT PERIOD      SELECT                    LEHMAN       LIPPER
    (FISCAL YEAR        BALANCED     S&P 500     AGGREGATE     BALANCED
      COVERED)            FUND        INDEX      BOND INDEX   FUNDS AVG.
04/30/87                 10000.00     10000.00     10000.00     10000.00
05/31/87                  9993.86     10086.00      9961.00     10002.00
06/30/87                 10230.27     10595.34     10098.46     10279.06
07/31/87                 10327.66     11132.53     10090.38     10554.53
08/31/87                 10436.95     11547.77     10035.89     10773.01
09/30/87                 10243.37     11294.87      9822.13     10585.56
10/31/87                  9748.58      8863.09     10171.80      9293.07
11/30/87                  9458.64      8132.77     10253.17      8975.24
12/31/87                  9720.21      8751.67     10392.62      9408.75
01/31/88                 10126.65      9119.24     10758.44      9732.41
02/29/88                 10287.47      9542.38     10886.46     10066.23
03/31/88                 10117.09      9248.47     10784.13      9918.26
04/30/88                 10093.59      9351.13     10725.89      9961.90
05/31/88                 10094.44      9430.61     10654.03      9942.97
06/30/88                 10377.29      9863.48     10910.79     10300.92
07/31/88                 10328.46      9826.00     10854.06     10236.02
08/31/88                 10292.94      9492.90     10882.28     10093.74
09/30/88                 10575.00      9897.29     11128.22     10375.35
10/31/88                 10837.36     10172.44     11337.43     10550.70
11/30/88                 10693.69     10026.97     11200.24     10393.49
12/31/88                 10746.59     10201.44     11212.56     10559.79
01/31/89                 11053.56     10948.19     11374.03     10977.96
02/28/89                 10925.98     10675.58     11292.13     10848.42
03/31/89                 11014.63     10924.32     11340.69     10997.04
04/30/89                 11332.96     11491.29     11577.71     11357.74
05/31/89                 11681.05     11954.39     11882.20     11709.83
06/30/89                 11877.67     11887.44     12243.42     11775.41
07/31/89                 12344.50     12959.69     12504.21     12370.07
08/31/89                 12310.85     13212.41     12319.14     12466.55
09/30/89                 12330.06     13158.24     12381.97     12449.10
10/31/89                 12350.01     12852.96     12686.57     12307.18
11/30/89                 12488.81     13113.88     12807.09     12464.71
12/31/89                 12618.31     13428.61     12841.67     12581.88
01/31/90                 12213.31     12527.55     12688.85     12045.89
02/28/90                 12313.47     12689.16     12729.46     12148.28
03/31/90                 12389.71     13025.42     12738.37     12298.92
04/30/90                 12191.32     12701.09     12621.18     12072.62
05/31/90                 12842.07     13936.90     12994.76     12778.87
06/30/90                 12907.23     13843.53     13202.68     12840.21
07/31/90                 12950.57     13799.23     13384.88     12828.65
08/31/90                 12423.59     12553.16     13205.52     12112.81
09/30/90                 12221.10     11943.07     13315.12     11783.34
10/31/90                 12328.10     11892.91     13484.23     11755.06
11/30/90                 12798.45     12660.01     13774.14     12293.44
12/31/90                 13060.85     13011.95     13989.01     12600.78
01/31/91                 13336.68     13576.67     14162.48     13034.25
02/28/91                 13850.02     14546.05     14282.86     13620.79
03/31/91                 14089.77     14898.06     14378.55     13876.86
04/30/91                 14127.42     14933.82     14536.72     13936.53
05/31/91                 14507.42     15575.97     14621.03     14369.96
06/30/91                 14138.70     14862.59     14613.72     13935.98
07/31/91                 14478.45     15555.19     14816.85     14400.05
08/31/91                 14807.23     15922.29     15136.90     14762.93
09/30/91                 14854.73     15656.39     15444.17     14798.36
10/31/91                 15005.68     15866.18     15615.60     14995.18
11/30/91                 14709.85     15228.36     15759.27     14666.79
12/31/91                 15746.18     16967.44     16227.32     15807.86
01/31/92                 15414.35     16651.85     16006.63     15684.56
02/29/92                 15627.25     16866.66     16110.67     15861.80
03/31/92                 15504.92     16539.44     16020.45     15625.46
04/30/92                 15775.30     17024.05     16135.80     15784.84
05/31/92                 15983.92     17107.47     16440.76     15955.31
06/30/92                 15984.61     16852.57     16667.65     15814.91
07/31/92                 16479.71     17540.15     17007.67     16297.26
08/31/92                 16452.92     17182.33     17179.44     16150.59
09/30/92                 16687.83     17385.08     17383.88     16363.77
10/31/92                 16560.67     17444.19     17152.67     16371.96
11/30/92                 16788.24     18037.29     17159.54     16756.70
12/31/92                 16963.92     18259.15     17428.94     17009.72
01/31/93                 17096.39     18412.53     17763.58     17239.35
2/28/93                  17333.08     18662.94     18074.44     17380.72
3/31/93                  17573.18     19056.73     18150.35     17712.69
4/30/93                  17470.34     18595.56     18277.40     17519.62
5/31/93                  17614.52     19092.06     18301.16     17792.93
6/30/93                  17734.09     19147.42     18632.41     17997.54
7/31/93                  17784.89     19070.83     18738.62     18035.34
8/31/93                  18327.77     19793.62     19066.55     18570.99
9/30/93                  18276.92     19641.21     19118.03     18621.13
10/31/93                 18345.44     20047.78     19188.76     18809.20
11/30/93                 18098.57     19857.33     19025.66     18547.76
12/31/93                 18152.63     20097.60     19128.40     18866.78
2/31/94                  18584.04     20780.92     19386.63     19342.22
2/28/94                  18068.02     20217.76     19049.30     18961.18
3/31/94                  17363.11     19338.28     18578.78     18261.51
4/30/94                  17351.79     19585.81     18430.15     18296.21
5/31/94                  17474.97     19905.06     18428.31     18378.54
6/30/94                  17172.55     19417.39     18387.77     18047.73
7/31/94                  17577.49     20054.28     18753.69     18450.19
8/31/94                  17880.02     20874.50     18776.19     18911.45
9/30/94                  17530.82     20365.16     18500.18     18561.58
10/31/94                 17616.15     20821.34     18483.53     18654.39
11/30/94                 17387.89     20063.44     18442.87     18202.96
12/31/94                 17535.46     20360.38     18570.12     18372.24
1/31/95                  18010.20     20887.72     18937.81     18612.92
2/28/95                  18578.07     21700.25     19388.53     19175.03
3/31/95                  18914.55     22340.41     19506.80     19514.43
4/30/95                  19267.58     22997.22     19779.89     19869.59
5/31/95                  20010.52     23914.80     20545.38     20531.25
6/30/95                  20261.62     24469.63     20695.36     20929.55
7/31/95                  20468.92     25279.57     20649.83     21413.03
8/31/95                  20559.63     25342.77     20899.69     21599.32
9/30/95                  21161.69     26412.24     21102.42     22074.51
10/31/95                 21264.38     26317.15     21376.75     22028.15
11/30/95                 21899.34     27469.84     21697.40     22702.21
12/31/95                 22440.74     28000.01     22001.16     23010.96
1/31/96                  22865.29     28952.01     22146.37     23429.76
2/29/96                  22579.96     29221.27     21761.03     23514.11
3/31/96                  22558.54     29501.79     21608.70     23603.46
4/30/96                  22580.58     29935.47     21487.69     23848.94
5/31/96                  22752.37     30704.81     21444.71     24137.51
6/30/96                  22953.45     30821.49     21732.07     24166.47
7/31/96                  22428.97     29459.18     21790.75     23518.81
8/31/96                  22483.40     30080.76     21753.71     23935.10
9/30/96                  23155.02     31771.30     22132.22     24813.51
10/31/96                 23764.60     32648.19     22623.56     25282.49
11/30/96                 24923.06     35113.13     23010.42     26407.56
12/31/96                 24508.32     34417.89     22796.42     26138.20
1/31/97                  24978.63     36565.57     22867.09     26846.55
2/28/97                  24965.79     36854.43     22924.26     26878.76
3/31/97                  24357.95     35343.40     22669.80     26139.60
4/30/97                  25187.65     37449.87     23009.85     26853.21

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Balanced Fund, the Lipper Balanced Funds Average, the Lehman Aggregate Bond Index and the Standard & Poor's 500 Index for the ten years ended 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Balanced Funds Average represents the average performance of a universe of 319 actively managed balanced mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Lehman Aggregate Bond Index is composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes U.S. Treasury and agency securities and corporate bond and mortgage-backed securities.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The indexes are unmanaged and assume the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Balanced Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT EQUITY INCOME FUND

Vista Select Equity Income Fund, which seeks to provide current income plus capital growth by investing primarily in income-producing equity securities, delivered a total return of 12.51% for the six months ended April 30, 1997.

REITS HELPED FUND DELIVER INCOME & CAPITAL APPRECIATION

The Fund was successful in achieving its dual objective through the use of a barbell strategy. With this strategy, the management team invests in two types of securities: those with high dividend yields as well as those which the management team believes offer the potential for capital appreciation.

The Fund began the reporting period with a continued overweight position in Real Estate Investment Trusts (REITs), which helped the Fund gain both high income and capital appreciation for most of 1996. By the end of the year, however, the management team had begun cutting REIT exposure as many of these holdings had reached Vista's 1997 price targets.

FUND RE-FOCUSED FOR FASTER GROWTH IN EARLY 1997

Early in 1997, correctly anticipating accelerating economic growth, the management team reduced exposure to interest rate-sensitive sectors such as financials and REITs to those which tend to perform better in a growing economy. Additionally, on a valuation basis, the Fund began rebuilding its exposure to the energy sector. While these energy holdings have lagged the market, their valuations remain attractive given individual company considerations.

The management team expects that volatility will continue to define the stock market. In such an environment, the Fund's barbell strategy is particularly useful for overall total return because high levels of income can help offset falling prices. At the same time, Vista's disciplined stock management system identifies attractively-valued companies which provide the potential for capital appreciation.

--------------------------------------------------------------------------------

                        VISTA SELECT EQUITY INCOME FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  21.60%
  Five Years......................................................  15.77%
  Ten Years.......................................................  13.01%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                              SELECT                        LIPPER
   MEASUREMENT PERIOD         EQUITY        S&P 500      EQUITY INC.
 (FISCAL YEAR COVERED)     INCOME FUND       INDEX        FUNDS AVG.
04/30/87                       10000.00       10000.00       10000.00
05/31/87                       10073.07       10086.00        9980.00
06/30/87                       10528.98       10595.34       10314.33
07/31/87                       11228.09       11132.53       10572.19
08/31/87                       11412.15       11547.77       10831.21
09/30/87                       11335.67       11294.87       10634.08
10/31/87                        8473.01        8863.09        8918.80
11/30/87                        7998.42        8132.77        8516.56
12/31/87                        8645.75        8751.67        8865.74
01/31/88                        9027.27        9119.24        9351.59
02/29/88                        9788.75        9542.38        9694.79
03/31/88                        9851.78        9248.47        9530.95
04/30/88                       10053.13        9351.13        9603.38
05/31/88                        9999.65        9430.61        9687.89
06/30/88                       10554.42        9863.48       10059.91
07/31/88                       10452.83        9826.00       10068.96
08/31/88                       10161.86        9492.90        9896.78
09/30/88                       10497.01        9897.29       10205.56
10/31/88                       10696.13       10172.44       10400.49
11/30/88                       10458.59       10026.97       10320.40
12/31/88                       10771.91       10201.44       10447.34
01/31/89                       11379.91       10948.19       10978.07
02/28/89                       11316.45       10675.58       10867.19
03/31/89                       11503.05       10924.32       11084.54
04/30/89                       12073.67       11491.29       11493.55
05/31/89                       12538.40       11954.39       11872.84
06/30/89                       12395.45       11887.44       11894.21
07/31/89                       13088.50       12959.69       12594.78
08/31/89                       13470.11       13212.41       12795.04
09/30/89                       13230.06       13158.24       12788.64
10/31/89                       12581.36       12852.96       12458.69
11/30/89                       12763.69       13113.88       12608.20
12/31/89                       12893.43       13428.61       12808.67
01/31/90                       12131.82       12527.55       12127.25
02/28/90                       12432.56       12689.16       12252.16
03/31/90                       12694.96       13025.42       12389.38
04/30/90                       12204.48       12701.09       12030.09
05/31/90                       13230.54       13936.90       12772.35
06/30/90                       13310.22       13843.53       12698.27
07/31/90                       13313.35       13799.23       12582.71
08/31/90                       12150.35       12553.16       11659.14
09/30/90                       11540.38       11943.07       11153.14
10/31/90                       11428.23       11892.91       11009.26
11/30/90                       12055.98       12660.01       11592.75
12/31/90                       12370.54       13011.95       11825.77
01/31/91                       13101.62       13576.67       12240.85
02/28/91                       13934.88       14546.05       12998.56
03/31/91                       14253.80       14898.06       13267.63
04/30/91                       14305.17       14933.82       13352.54
05/31/91                       14905.60       15575.97       13859.94
06/30/91                       14236.72       14862.59       13383.16
07/31/91                       14835.26       15555.19       13911.79
08/31/91                       15169.21       15922.29       14237.33
09/30/91                       14952.47       15656.39       14248.72
10/31/91                       15186.16       15866.18       14453.90
11/30/91                       14444.04       15228.36       13963.91
12/31/91                       15771.68       16967.44       15069.85
01/31/92                       16056.12       16651.85       15041.22
02/29/92                       16497.03       16866.66       15278.87
03/31/92                       16222.83       16539.44       15090.94
04/30/92                       16344.95       17024.05       15484.81
05/31/92                       16425.00       17107.47       15600.95
06/30/92                       15876.76       16852.57       15451.18
07/31/92                       16551.60       17540.15       15979.61
08/31/92                       16099.32       17182.33       15723.94
09/30/92                       16416.82       17385.08       15870.17
10/31/92                       16767.78       17444.19       15868.58
11/30/92                       17697.53       18037.29       16295.45
12/31/92                       17995.54       18259.15       16603.43
01/31/93                       18445.40       18412.53       16840.86
02/28/93                       18566.37       18662.94       17172.63
03/31/93                       19344.24       19056.73       17682.65
04/30/93                       18982.18       18595.56       17519.97
05/31/93                       19729.96       19092.06       17765.25
06/30/93                       19857.81       19147.42       17930.47
07/31/93                       19637.74       19070.83       18059.57
08/31/93                       20361.70       19793.62       18715.13
09/30/93                       20622.86       19641.21       18746.95
10/31/93                       20649.24       20047.78       18979.41
11/30/93                       20046.58       19857.33       18666.25
12/31/93                       20390.14       20097.60       18979.84
01/31/94                       20981.25       20780.92       19526.46
02/28/94                       20551.14       20217.76       19048.06
03/31/94                       19576.94       19338.28       18274.71
04/30/94                       19746.70       19585.81       18466.60
05/31/94                       19953.18       19905.06       18638.34
06/30/94                       19521.45       19417.39       18332.67
07/31/94                       20023.89       20054.28       18811.15
08/31/94                       20719.85       20874.50       19399.94
09/30/94                       20221.05       20365.16       19060.44
10/31/94                       20393.79       20821.34       19170.99
11/30/94                       19507.18       20063.44       18448.24
12/31/94                       19656.93       20360.38       18592.14
01/31/95                       19725.25       20887.72       18952.83
02/28/95                       20710.49       21700.25       19555.53
03/31/95                       21365.69       22340.41       20009.22
04/30/95                       21916.32       22997.22       20453.42
05/31/95                       22776.65       23914.80       21064.98
06/30/95                       23461.78       24469.63       21330.40
07/31/95                       24543.36       25279.57       21908.45
08/31/95                       24721.86       25342.77       22145.06
09/30/95                       25115.56       26412.24       22884.71
10/31/95                       24640.76       26317.15       22651.28
11/30/95                       25744.16       27469.84       23613.96
12/31/95                       26067.01       28000.01       24204.31
01/31/96                       26956.97       28952.01       24775.53
02/29/96                       27331.59       29221.27       24986.12
03/31/96                       27860.20       29501.79       25328.43
04/30/96                       27968.78       29935.47       25624.78
05/31/96                       28331.50       30704.81       26039.90
06/30/96                       28487.93       30821.49       26086.77
07/31/96                       27585.95       29459.18       25158.08
08/31/96                       28284.39       30080.76       25802.13
09/30/96                       29386.75       31771.30       26780.03
10/31/96                       30227.66       32648.19       27385.26
11/30/96                       32123.30       35113.13       28929.79
12/31/96                       31927.31       34417.89       28796.71
01/31/97                       33655.69       36565.57       29847.79
02/28/97                       34054.27       36854.43       30220.89
03/31/97                       32919.13       35343.40       29290.08
04/30/97                       34010.13       37449.87       30139.50

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Equity Income Fund, the Standard & Poor's 500 Index and the Lipper Equity Income Funds Average for the ten years ended 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Equity Income Funds Average represents the average performance of a universe of 195 actively managed mutual funds that invest in income-producing equity securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Stock Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Equity Income Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT LARGE CAP EQUITY FUND

Vista Select Large Cap Equity Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 12.0% for the six months ended April 30, 1997.

MARKET ENVIRONMENT FAVORS LARGE CAP COMPANIES

The Fund participated strongly in a market environment that favored the largest companies. In late 1996, the Fund benefited from its overweight positions in financial and technology stocks, but the management team subsequently began cutting the financial exposure due to less-compelling valuations. The technology overweight was also reduced in favor of a more neutral sector stance in which stock picking was emphasized.

As the reporting period progressed, the management team correctly anticipated that economic growth would accelerate and, therefore, began favoring companies which it believed would benefit from more robust growth. These companies can generally be found in "cyclical" sectors such as capital goods. Exposure to the energy sector was also increased based on more attractive valuations.

MANAGEMENT TEAM MAINTAINS FOCUS ON VALUATION

While the Fund has clearly benefited from the market's large cap bias, the management team has continued to apply Vista's disciplined five-step stock management system to help protect shareholders against overpaying for individual holdings. By maintaining a widely-diversified approach and focusing on individual stock selection, the management team looks to use periods of volatility to buy high-quality holdings at what it believes are attractive prices. Moving forward, the management team expects economic growth to moderate later in the year and, therefore, is emphasizing investments in companies with a proven ability to maintain earnings growth.

--------------------------------------------------------------------------------

                       VISTA SELECT LARGE CAP EQUITY FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  19.03%
  Five Years......................................................  13.80%
  Ten Years.......................................................  11.88%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                           SELECT LARGE                     LIPPER
   MEASUREMENT PERIOD       CAP EQUITY      S&P 500      GROWTH FUNDS
 (FISCAL YEAR COVERED)         FUND          INDEX         AVERAGE
04/30/87                       10000.00       10000.00       10000.00
05/31/87                       10097.01       10086.00       10063.00
06/30/87                       10574.51       10595.34       10403.13
07/31/87                       11062.39       11132.53       10859.83
08/31/87                       11530.82       11547.77       11213.86
09/30/87                       11363.05       11294.87       11035.56
10/31/87                        8960.43        8863.09        8516.14
11/30/87                        8156.50        8132.77        7956.63
12/31/87                        8741.69        8751.67        8671.93
01/31/88                        9013.72        9119.24        8875.72
02/29/88                        9375.77        9542.38        9401.16
03/31/88                        9061.95        9248.47        9341.00
04/30/88                        9143.50        9351.13        9425.06
05/31/88                        9152.17        9430.61        9358.15
06/30/88                        9529.17        9863.48        9879.40
07/31/88                        9468.57        9826.00        9740.10
08/31/88                        9153.83        9492.90        9445.94
09/30/88                        9577.21        9897.29        9815.28
10/31/88                        9813.98       10172.44        9897.73
11/30/88                        9694.53       10026.97        9700.76
12/31/88                        9830.93       10201.44        9954.92
01/31/89                       10525.98       10948.19       10579.10
02/28/89                       10234.79       10675.58       10445.80
03/31/89                       10480.78       10924.32       10687.10
04/30/89                       11042.64       11491.29       11227.87
05/31/89                       11461.84       11954.39       11703.93
06/30/89                       11331.78       11887.44       11561.14
07/31/89                       12370.62       12959.69       12402.79
08/31/89                       12545.58       13212.41       12715.34
09/30/89                       12495.08       13158.24       12743.32
10/31/89                       12225.48       12852.96       12331.71
11/30/89                       12519.67       13113.88       12511.75
12/31/89                       12846.68       13428.61       12644.37
01/31/90                       11970.04       12527.55       11816.17
02/28/90                       12152.40       12689.16       12019.41
03/31/90                       12396.54       13025.42       12376.38
04/30/90                       12112.04       12701.09       12096.68
05/31/90                       13299.82       13936.90       13241.02
06/30/90                       13296.65       13843.53       13272.80
07/31/90                       13261.73       13799.23       13043.18
08/31/90                       12174.11       12553.16       11826.25
09/30/90                       11673.14       11943.07       11134.42
10/31/90                       11647.32       11892.91       10918.41
11/30/90                       12327.45       12660.01       11657.58
12/31/90                       12698.53       13011.95       12057.44
01/31/91                       13152.23       13576.67       12836.35
02/28/91                       14021.03       14546.05       13772.12
03/31/91                       14326.41       14898.06       14225.22
04/30/91                       14313.92       14933.82       14220.96
05/31/91                       14902.13       15575.97       14836.72
06/30/91                       14152.31       14862.59       14081.53
07/31/91                       14866.22       15555.19       14820.81
08/31/91                       15348.75       15922.29       15286.19
09/30/91                       15114.38       15656.39       15140.97
10/31/91                       15323.24       15866.18       15460.44
11/30/91                       14714.08       15228.36       14849.76
12/31/91                       16584.57       16967.44       16518.87
01/31/92                       16183.13       16651.85       16611.37
02/29/92                       16257.46       16866.66       16872.17
03/31/92                       15856.28       16539.44       16369.38
04/30/92                       16111.69       17024.05       16295.72
05/31/92                       16242.96       17107.47       16414.68
06/30/92                       15905.55       16852.57       15933.73
07/31/92                       16599.06       17540.15       16505.75
08/31/92                       16298.36       17182.33       16150.88
09/30/92                       16498.71       17385.08       16425.44
10/31/92                       16632.47       17444.19       16768.73
11/30/92                       17185.05       18037.29       17618.91
12/31/92                       17346.71       18259.15       17937.81
01/31/93                       17316.47       18412.53       18169.21
02/28/93                       17364.45       18662.94       17898.49
03/31/93                       17764.76       19056.73       18412.17
04/30/93                       17299.94       18595.56       17843.24
05/31/93                       17690.78       19092.06       18523.06
06/30/93                       17737.64       19147.42       18565.67
07/31/93                       17625.20       19070.83       18504.40
08/31/93                       18222.07       19793.62       19300.09
09/30/93                       18111.20       19641.21       19487.30
10/31/93                       18457.11       20047.78       19754.28
11/30/93                       18344.74       19857.33       19388.82
12/31/93                       18713.90       20097.60       19937.53
01/31/94                       19421.73       20780.92       20561.57
02/28/94                       18861.64       20217.76       20246.98
03/31/94                       18038.45       19338.28       19293.35
04/30/94                       18224.62       19585.81       19362.80
05/31/94                       18456.04       19905.06       19440.25
06/30/94                       18060.42       19417.39       18777.34
07/31/94                       18491.81       20054.28       19261.80
08/31/94                       19204.28       20874.50       20180.58
09/30/94                       18653.58       20365.16       19819.35
10/31/94                       19006.88       20821.34       20140.42
11/30/94                       18342.82       20063.44       19385.16
12/31/94                       18444.61       20360.38       19563.50
01/31/95                       18647.51       20887.72       19688.71
02/28/95                       19445.74       21700.25       20432.94
03/31/95                       19950.67       22340.41       21003.02
04/30/95                       20269.63       22997.22       21441.98
05/31/95                       21007.02       23914.80       22074.52
06/30/95                       21486.61       24469.63       23034.76
07/31/95                       22389.26       25279.57       24151.95
08/31/95                       22535.74       25342.77       24345.17
09/30/95                       22983.71       26412.24       25034.13
10/31/95                       22603.49       26317.15       24651.11
11/30/95                       23559.34       27469.84       25531.16
12/31/95                       23809.45       28000.01       25620.51
01/31/96                       24553.33       28952.01       26158.55
02/29/96                       25006.72       29221.27       26775.89
03/31/96                       25567.36       29501.79       27003.48
04/30/96                       25848.87       29935.47       27902.70
05/31/96                       26292.34       30704.81       28644.91
06/30/96                       26189.94       30821.49       28235.29
07/31/96                       25046.58       29459.18       26566.58
08/31/96                       25756.22       30080.76       27493.76
09/30/96                       27027.09       31771.30       29063.65
10/31/96                       27471.72       32648.19       29278.72
11/30/96                       29361.84       35113.13       31032.52
12/31/96                       28541.57       34417.89       30585.65
01/31/97                       30478.21       36565.57       32148.57
02/28/97                       30542.92       36854.43       31682.42
03/31/97                       29217.56       35343.40       30187.01
04/30/97                       30767.30       37449.87       31309.97

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Large Cap Equity Fund, the Standard & Poor's Index and the Lipper Growth Funds Average for the ten years ended 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Growth Funds Average represents the average performance of a universe of 851 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Large Cap Equity Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT LARGE CAP GROWTH FUND

Vista Select Large Cap Growth Fund, which seeks to provide capital growth through a portfolio of large cap common stocks, provided shareholders with a total return of 9.61% for the six months ended April 30, 1997.

MARKET ENVIRONMENT FAVORS LARGE CAP COMPANIES

The Fund was able to participate in a market environment that favored the largest companies. In late 1996, the Fund benefited from its overweight positions in financial and technology stocks, but the financial exposure did negatively impact performance in early 1997, leading the management team to cut back on these holdings.

As the reporting period progressed, the management team correctly anticipated that economic growth would accelerate and, therefore, began favoring companies which it believed would benefit from stronger economic activity. These companies can generally be found in "cyclical" sectors such as capital goods. Exposure to the energy sector was also increased based on more attractive valuations.

During the spring market volatility, the management team took advantage of the sell-off in the technology sector to buy what it believed were strong companies at newly-attractive prices.

MANAGEMENT TEAM MAINTAINS FOCUS ON VALUATION

While the Fund has benefited from the market's large cap bias, the management team has continued to apply Vista's disciplined five-step stock management system to help protect shareholders against overpaying for individual holdings. Moving forward, the management team expects economic growth to moderate later in the year and, therefore, is emphasizing investments in companies with a proven ability to maintain earnings growth.

--------------------------------------------------------------------------------

                       VISTA SELECT LARGE CAP GROWTH FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  13.73%
  Five Years......................................................  13.77%
  Ten Years.......................................................  11.74%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                           SELECT LARGE                     LIPPER
   MEASUREMENT PERIOD       CAP GROWTH      S&P 500      GROWTH FUNDS
 (FISCAL YEAR COVERED)         FUND          INDEX           AVG.
04/30/87                       10000.00       10000.00       10000.00
05/31/87                       10105.48       10086.00       10063.00
06/30/87                       10397.86       10595.34       10403.13
07/31/87                       10744.96       11132.53       10859.83
08/31/87                       11100.84       11547.77       11213.86
09/30/87                       10967.23       11294.87       11035.56
10/31/87                        9171.41        8863.09        8516.14
11/30/87                        8582.39        8132.77        7956.63
12/31/87                        8972.77        8751.67        8671.93
01/31/88                        9441.19        9119.24        8875.72
02/29/88                        9760.15        9542.38        9401.16
03/31/88                        9464.84        9248.47        9341.00
04/30/88                        9558.38        9351.13        9425.06
05/31/88                        9587.95        9430.61        9358.15
06/30/88                        9866.34        9863.48        9879.40
07/31/88                        9850.45        9826.00        9740.10
08/31/88                        9712.61        9492.90        9445.94
09/30/88                       10123.99        9897.29        9815.28
10/31/88                       10284.85       10172.44        9897.73
11/30/88                       10157.69       10026.97        9700.76
12/31/88                       10315.85       10201.44        9954.92
01/31/89                       10748.83       10948.19       10579.10
02/28/89                       10523.54       10675.58       10445.80
03/31/89                       10703.45       10924.32       10687.10
04/30/89                       11093.68       11491.29       11227.87
05/31/89                       11548.98       11954.39       11703.93
06/30/89                       11571.45       11887.44       11561.14
07/31/89                       12351.15       12959.69       12402.79
08/31/89                       12392.32       13212.41       12715.34
09/30/89                       12470.14       13158.24       12743.32
10/31/89                       12301.69       12852.96       12331.71
11/30/89                       12485.33       13113.88       12511.75
12/31/89                       12714.60       13428.61       12644.37
01/31/90                       12043.02       12527.55       11816.17
02/28/90                       12159.27       12689.16       12019.41
03/31/90                       12427.09       13025.42       12376.38
04/30/90                       12407.52       12701.09       12096.68
05/31/90                       13511.38       13936.90       13241.02
06/30/90                       13429.13       13843.53       13272.80
07/31/90                       13183.77       13799.23       13043.18
08/31/90                       12168.90       12553.16       11826.25
09/30/90                       11657.69       11943.07       11134.42
10/31/90                       11556.48       11892.91       10918.41
11/30/90                       12308.53       12660.01       11657.58
12/31/90                       12778.78       13011.95       12057.44
01/31/91                       13394.42       13576.67       12836.35
02/28/91                       14025.80       14546.05       13772.12
03/31/91                       14414.47       14898.06       14225.22
04/30/91                       14176.39       14933.82       14220.96
05/31/91                       14912.83       15575.97       14836.72
06/30/91                       14241.19       14862.59       14081.53
07/31/91                       14722.08       15555.19       14820.81
08/31/91                       15120.73       15922.29       15286.19
09/30/91                       14661.14       15656.39       15140.97
10/31/91                       14858.74       15866.18       15460.44
11/30/91                       14337.33       15228.36       14849.76
12/31/91                       16123.47       16967.44       16518.87
01/31/92                       15612.63       16651.85       16611.37
02/29/92                       15990.38       16866.66       16872.17
03/31/92                       15583.35       16539.44       16369.38
04/30/92                       15936.49       17024.05       16295.72
05/31/92                       15998.79       17107.47       16414.68
06/30/92                       15619.50       16852.57       15933.73
07/31/92                       16307.41       17540.15       16505.75
08/31/92                       16194.90       17182.33       16150.88
09/30/92                       16659.60       17385.08       16425.44
10/31/92                       16966.37       17444.19       16768.73
11/30/92                       17556.98       18037.29       17618.91
12/31/92                       17437.50       18259.15       17937.81
01/31/93                       17242.38       18412.53       18169.21
02/28/93                       17319.36       18662.94       17898.49
03/31/93                       17761.20       19056.73       18412.17
04/30/93                       17383.67       18595.56       17843.24
05/31/93                       17751.82       19092.06       18523.06
06/30/93                       17480.50       19147.42       18565.67
07/31/93                       17454.05       19070.83       18504.40
08/31/93                       18032.42       19793.62       19300.09
09/30/93                       18030.73       19641.21       19487.30
10/31/93                       18305.05       20047.78       19754.28
11/30/93                       18200.17       19857.33       19388.82
12/31/93                       18645.43       20097.60       19937.53
01/31/94                       19205.63       20780.92       20561.57
02/28/94                       18847.59       20217.76       20246.98
03/31/94                       17969.72       19338.28       19293.35
04/30/94                       17997.43       19585.81       19362.80
05/31/94                       18393.51       19905.06       19440.25
06/30/94                       17979.24       19417.39       18777.34
07/31/94                       18439.07       20054.28       19261.80
08/31/94                       19077.57       20874.50       20180.58
09/30/94                       18593.07       20365.16       19819.35
10/31/94                       19065.14       20821.34       20140.42
11/30/94                       18648.38       20063.44       19385.16
12/31/94                       19105.23       20360.38       19563.50
01/31/95                       19549.06       20887.72       19688.71
02/28/95                       20437.02       21700.25       20432.94
03/31/95                       20977.43       22340.41       21003.02
04/30/95                       21286.14       22997.22       21441.98
05/31/95                       21854.44       23914.80       22074.52
06/30/95                       22538.12       24469.63       23034.76
07/31/95                       23176.88       25279.57       24151.95
08/31/95                       23463.03       25342.77       24345.17
09/30/95                       24276.61       26412.24       25034.13
10/31/95                       24052.47       26317.15       24651.11
11/30/95                       25382.04       27469.84       25531.16
12/31/95                       25443.95       28000.01       25620.51
01/31/96                       25889.85       28952.01       26158.55
02/29/96                       26274.06       29221.27       26775.89
03/31/96                       26428.13       29501.79       27003.48
04/30/96                       26715.83       29935.47       27902.70
05/31/96                       27038.54       30704.81       28644.91
06/30/96                       27116.63       30821.49       28235.29
07/31/96                       25406.56       29459.18       26566.58
08/31/96                       25988.25       30080.76       27493.76
09/30/96                       27434.48       31771.30       29063.65
10/31/96                       27682.30       32648.19       29278.72
11/30/96                       29958.56       35113.13       31032.52
12/31/96                       29119.93       34417.89       30585.65
01/31/97                       29822.02       36565.57       32148.57
02/28/97                       29495.06       36854.43       31682.42
03/31/97                       28399.88       35343.40       30187.01
04/30/97                       30341.67       37449.87       31309.97

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Large Cap Growth Fund, the Standard & Poor's 500 Index and the Lipper Growth Funds Average for the ten years ended 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Growth Funds Average represents the average performance of a universe of 851 actively managed growth mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Standard & Poor's 500 Index is a broad-based index that is generally considered representative of the U.S. stock market. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Large Cap Growth Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND

Vista Select New Growth Opportunities Fund, which seeks to provide capital growth through a portfolio that consists primarily of the common stocks of small and mid-sized companies, posted a total return of -8.61% for the six months ended April 30, 1997.

MARKET PUNISHES SMALLER STOCKS

The Fund was affected by the high levels of volatility among small- and mid-cap stocks during the reporting period, with the impact being especially severe on the type of growth-oriented stocks in which the Fund invests.

The market was particularly harsh in March of 1997, when it uniformly punished small company stocks with little regard for individual companies' business prospects. Relying on Vista's disciplined five-step stock management system, the management team was able to take advantage of the volatility to buy what it believed were high-quality companies at newly-attractive prices relative to their earnings growth rates. In particular, the management team was able to increase holdings in high-growth technology and health care companies.

PRICES BEGIN RECOVERING AS PERIOD ENDS

As the reporting period ended, small-cap stock prices had begun recovering and were beginning to show signs of re-establishing their historic market leadership. The management team continues to believe that compelling valuations relative to larger stocks make this an outstanding time to invest in small cap stocks. They are confident that the market will eventually reward companies that can maintain their earnings growth in the slower economic environment anticipated for later this year.

--------------------------------------------------------------------------------

                   VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  -7.63%
  Five Years......................................................  10.30%
  Since Inception (5/31/89).......................................  10.69%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                            SELECT NEW
                              GROWTH                      LIPPER MID
   MEASUREMENT PERIOD      OPPORTUNITIES  RUSSELL 2000    CAP GROWTH
 (FISCAL YEAR COVERED)         FUND          INDEX        FUNDS AVG.
05/31/89                       10297.89       10431.00       10534.00
06/30/89                       10182.21       10192.13       10258.01
07/31/89                       10414.69       10585.55       10931.96
08/31/89                       10669.57       10843.83       11283.97
09/30/89                       10719.02       10878.53       11375.37
10/31/89                       10145.16       10234.52       10926.04
11/30/89                       10242.34       10303.10       11063.71
12/31/89                       10451.00       10342.25       11136.73
01/31/90                        9604.69        9438.34       10334.89
02/28/90                       10041.70        9730.92       10659.40
03/31/90                       10246.20       10109.46       11059.13
04/30/90                        9741.85        9778.88       10821.36
05/31/90                       10576.22       10471.22       11871.03
06/30/90                       10714.94       10492.16       11969.56
07/31/90                       10413.24       10030.51       11648.78
08/31/90                        9541.43        8694.45       10466.42
09/30/90                        9042.06        7924.99        9769.36
10/31/90                        8533.05        7441.56        9459.67
11/30/90                        9140.57        8008.61       10316.72
12/31/90                        9447.08        8326.55       10816.05
01/31/91                        9974.53        9079.27       11688.90
02/28/91                       10734.04       10091.61       12600.64
03/31/91                       11417.11       10802.06       13253.35
04/30/91                       11646.53       10775.05       13173.83
05/31/91                       12161.67       11289.03       13836.47
06/30/91                       11533.88       10630.87       13098.99
07/31/91                       12266.95       11004.02       13875.76
08/31/91                       12540.29       11411.17       14376.67
09/30/91                       12638.94       11500.17       14327.79
10/31/91                       13359.36       11803.78       14796.31
11/30/91                       12776.02       11257.26       14268.08
12/31/91                       14136.94       12158.97       15933.17
01/31/92                       14723.26       13143.85       16352.21
02/29/92                       15062.73       13527.65       16586.05
03/31/92                       14385.53       13070.41       15912.66
04/30/92                       13809.98       12612.95       15476.65
05/31/92                       13846.66       12780.70       15558.67
06/30/92                       13304.68       12176.17       14962.78
07/31/92                       13764.73       12599.90       15577.75
08/31/92                       13419.28       12244.59       15157.15
09/30/92                       13911.61       12527.44       15452.71
10/31/92                       14283.43       12925.81       16024.46
11/30/92                       15120.93       13914.63       17035.61
12/31/92                       15455.93       14398.86       17582.45
01/31/93                       16082.85       14885.55       17876.08
02/28/93                       15768.91       14541.69       17279.02
03/31/93                       16598.84       15012.84       17875.14
04/30/93                       16247.42       14601.49       17283.47
05/31/93                       17216.80       15246.87       18216.78
06/30/93                       17317.11       15341.40       18378.91
07/31/93                       17414.30       15553.12       18424.86
08/31/93                       18377.62       16225.01       19241.08
09/30/93                       18678.11       16682.56       19758.67
10/31/93                       18780.04       17111.30       19936.49
11/30/93                       18086.53       16548.34       19396.21
12/31/93                       18821.18       17114.29       20270.98
01/31/94                       19484.87       17651.68       20824.38
02/28/94                       19518.24       17588.13       20722.34
03/31/94                       18579.24       16659.48       19634.42
04/30/94                       18514.56       16757.77       19661.91
05/31/94                       18257.59       16570.08       19400.40
06/30/94                       17756.36       16006.70       18579.77
07/31/94                       18123.74       16269.21       19057.27
08/31/94                       18938.91       17175.40       20233.10
09/30/94                       19041.41       17118.73       20152.17
10/31/94                       18974.80       17051.96       20458.48
11/30/94                       18290.79       16363.06       19672.87
12/31/94                       18465.20       16803.23       19999.44
01/31/95                       18227.56       16591.51       19927.45
02/28/95                       18967.04       17281.72       20776.36
03/31/95                       19826.73       17578.96       21401.72
04/30/95                       19909.24       17969.21       21652.12
05/31/95                       20495.08       18278.28       22041.86
06/30/95                       21085.31       19226.93       23291.64
07/31/95                       22513.29       20334.40       24861.49
08/31/95                       22730.40       20755.32       25169.77
09/30/95                       23235.98       21126.84       25816.64
10/31/95                       22128.67       20182.47       25178.97
11/30/95                       22890.26       21030.13       26062.75
12/31/95                       23021.60       21585.33       26266.04
01/31/96                       23056.85       21561.59       26452.53
02/29/96                       23487.35       22234.31       27404.82
03/31/96                       23680.87       22687.89       27884.40
04/30/96                       24416.11       23901.69       29370.64
05/31/96                       24910.11       24843.42       30222.39
06/30/96                       24198.35       23822.35       29312.70
07/31/96                       21977.02       21742.66       26976.47
08/31/96                       23746.69       23005.91       28562.69
09/30/96                       25800.56       23905.44       30305.01
10/31/96                       24677.62       23537.30       29868.62
11/30/96                       24912.53       24507.03       31155.96
12/31/96                       24726.59       25149.12       30987.72
01/31/97                       25391.27       25652.10       31960.73
02/28/97                       24320.90       25031.32       30899.64
03/31/97                       22433.69       23849.84       29190.89
04/30/97                       22552.57       23916.62       29590.80

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select New Growth Opportunities Fund, the Russell 2000 Index and the Lipper Mid-Cap Growth Funds Average from 5/31/89 to 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Mid-Cap Growth Funds Average represents the average performance of a universe of 232 actively-managed stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select New Growth Opportunities includes performance of a predecessor account for the period dating back to 5/31/89 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

VISTA SELECT SMALL CAP VALUE FUND

Vista Select Small Cap Value Fund, which seeks capital growth by investing in small cap common stocks, had a total return of -1.27% for the six months ended April 30, 1997.

MANAGING IN A DIFFICULT PERIOD FOR SMALLER STOCKS

The Fund was unable to overcome the broad weakness in small cap issues during the reporting period. The market was particularly harsh in March of 1997, when it uniformly punished small company stocks, with little regard for individual companies' business prospects. Relying on Vista's disciplined five-step stock management system, the management team was able to take advantage of the volatility to buy what it believed were high-quality companies at newly-attractive prices.

Throughout the period, the Fund maintained broad diversification by industry sector. As small cap prices fell, however, the management was able to increase holdings in certain high-quality technology and health care companies whose prices had previously been too high for its value-oriented portfolio.

PRICES BEGIN RECOVERING AS PERIOD ENDS

As the reporting period ended, small-cap stock prices had begun recovering and were beginning to show signs of re-establishing their historic market leadership. The management team continues to believe that compelling valuations relative to larger stocks make this an outstanding time to invest in small cap stocks, and is confident that this valuation advantage may help deliver stronger performance over the long term.

--------------------------------------------------------------------------------

                       VISTA SELECT SMALL CAP VALUE FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year........................................................  -0.52%
  Five Years......................................................  14.44%
  Ten Years.......................................................  11.70%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                           SELECT SMALL                  LIPPER SMALL
   MEASUREMENT PERIOD       CAP VALUE     RUSSELL 2000    CAP FUNDS
 (FISCAL YEAR COVERED)         FUND          INDEX           AVG.
04/30/87                       10000.00       10000.00       10000.00
05/31/87                       10057.62        9968.00        9996.00
06/30/87                       10527.66       10224.18       10131.95
07/31/87                       10847.39       10543.17       10435.90
08/31/87                       11186.13       10855.25       10816.81
09/30/87                       10868.44       10657.68       10628.60
10/31/87                        8266.49        7393.24        7788.64
11/30/87                        7855.09        6997.70        7337.68
12/31/87                        8426.67        7561.01        8126.48
01/31/88                        8715.22        7890.67        8285.76
02/29/88                        9323.88        8601.62        8922.93
03/31/88                        9470.61        9004.18        9195.08
04/30/88                        9581.13        9208.57        9395.53
05/31/88                        9647.28        8960.86        9234.87
06/30/88                       10035.04        9599.77        9902.55
07/31/88                        9998.81        9508.57        9686.68
08/31/88                        9802.73        9266.10        9379.61
09/30/88                       10180.70        9511.66        9676.00
10/31/88                       10241.10        9406.08        9550.22
11/30/88                       10124.41        9094.74        9300.95
12/31/88                       10348.99        9452.16        9724.15
01/31/89                       10653.22        9874.67       10244.39
02/28/89                       10545.66        9946.76       10278.20
03/31/89                       10756.46       10181.50       10506.37
04/30/89                       11026.41       10625.41       11086.32
05/31/89                       11405.95       11083.37       11610.71
06/30/89                       11336.93       10829.56       11284.45
07/31/89                       11940.26       11247.58       11881.39
08/31/89                       12199.77       11522.02       12269.92
09/30/89                       12106.49       11558.89       12393.84
10/31/89                       11679.58       10874.60       11841.08
11/30/89                       11628.96       10947.46       11918.04
12/31/89                       11586.24       10989.07       12050.33
01/31/90                       10864.55       10028.62       11020.03
02/28/90                       10926.59       10339.51       11368.26
03/31/90                       11115.38       10741.71       11891.20
04/30/90                       10992.28       10390.46       11626.03
05/31/90                       11760.75       11126.11       12709.57
06/30/90                       11881.46       11148.36       12811.25
07/31/90                       11733.60       10657.83       12352.61
08/31/90                       10433.17        9238.21       10819.65
09/30/90                        9593.15        8420.63        9904.31
10/31/90                        9289.11        7906.97        9510.12
11/30/90                        9851.63        8509.48       10255.71
12/31/90                       10461.38        8847.30       10809.52
01/31/91                       11186.51        9647.10       11730.49
02/28/91                       12036.68       10722.75       12760.43
03/31/91                       12739.36       11477.63       13557.95
04/30/91                       12558.57       11448.94       13475.25
05/31/91                       12903.66       11995.06       14096.46
06/30/91                       12474.99       11295.74       13342.30
07/31/91                       12761.56       11692.22       14141.50
08/31/91                       13150.82       12124.84       14745.34
09/30/91                       13305.63       12219.41       14827.92
10/31/91                       13159.01       12542.00       15315.75
11/30/91                       12911.04       11961.31       14687.81
12/31/91                       14220.16       12919.41       16335.78
01/31/92                       15215.79       13965.88       17121.53
02/29/92                       15818.73       14373.68       17426.30
03/31/92                       15644.48       13887.85       16758.87
04/30/92                       15411.11       13401.78       16066.73
05/31/92                       15657.24       13580.02       16066.73
06/30/92                       15298.23       12937.69       15393.53
07/31/92                       15952.02       13387.92       15924.61
08/31/92                       15835.41       13010.38       15580.64
09/30/92                       16184.14       13310.92       15912.50
10/31/92                       16718.79       13734.21       16591.97
11/30/92                       18159.10       14784.87       17916.01
12/31/92                       19066.53       15299.39       18512.61
01/31/93                       19324.71       15816.51       18947.66
2/28/93                        19378.82       15451.15       18320.49
3/31/93                        19801.09       15951.76       18954.38
4/30/93                        19065.99       15514.68       18391.43
5/31/93                        19911.95       16200.43       19356.98
6/30/93                        20063.35       16300.88       19523.45
7/31/93                        20477.03       16525.83       19646.45
8/31/93                        21465.59       17239.74       20585.55
9/30/93                        22078.01       17725.90       21227.82
10/31/93                       22585.66       18181.46       21578.08
11/30/93                       22122.25       17583.29       20868.16
12/31/93                       23334.30       18184.64       21734.19
2/31/94                        23503.26       18755.64       22305.80
2/28/94                        23505.63       18688.12       22303.57
3/31/94                        22339.06       17701.38       21119.25
4/30/94                        21739.02       17805.82       21117.14
5/31/94                        22109.88       17606.40       20726.47
6/30/94                        22275.98       17007.78       19918.14
7/31/94                        22323.83       17286.71       20268.70
8/31/94                        23257.52       18249.58       21513.19
9/30/94                        23301.55       18189.35       21633.67
10/31/94                       23631.20       18118.41       21914.91
11/30/94                       22683.43       17386.43       21132.54
12/31/94                       22929.88       17854.12       21624.93
1/31/95                        23245.98       17629.16       21365.43
2/28/95                        23840.35       18362.54       22235.01
3/31/95                        24035.33       18678.37       22855.36
4/30/95                        24204.44       19093.03       23145.63
5/31/95                        24602.06       19421.43       23504.38
6/30/95                        25725.11       20429.40       24902.89
7/31/95                        26759.36       21606.14       26755.67
8/31/95                        27267.60       22053.38       27199.81
9/30/95                        27900.14       22448.14       27863.49
10/31/95                       26897.14       21444.71       26924.49
11/30/95                       27737.29       22345.39       28004.16
12/31/95                       27484.08       22935.30       28477.43
1/31/96                        27479.18       22910.08       28349.28
2/29/96                        28057.09       23624.87       29568.30
3/31/96                        29102.18       24106.82       30354.82
4/30/96                        30422.99       25396.53       32695.18
5/31/96                        30700.81       26397.16       34078.18
6/30/96                        30328.29       25312.23       32728.69
7/31/96                        29008.85       23102.47       29907.47
8/31/96                        30308.32       24444.73       31749.77
9/30/96                        31313.48       25400.52       33384.89
10/31/96                       30654.59       25009.35       32707.17
11/30/96                       31921.37       26039.73       33662.22
12/31/96                       31842.55       26721.98       34140.23
1/31/97                        31313.03       27256.41       35000.56
2/28/97                        31263.92       26596.81       33541.04
3/31/97                        30068.12       25341.44       31786.84
4/30/97                        30265.17       25412.40       31545.26

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select Small Cap Value Fund, the Russell 2000 Index and the Lipper Small Company Growth Funds Average for the ten years ended 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper Small Company Growth Funds Average represents the average performance of a universe of 463 actively managed stock mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The Russell 2000 Index tracks the shares of 2,000 small-capitalization companies. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select Small Cap Value Fund includes performance of a predecessor account for the period dating back to 4/30/87 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Small capitalization funds typically carry more risk than stock funds investing in well-established "blue-chip" companies since smaller companies generally have a higher risk of failure. Historically, smaller companies' stock has experienced a greater degree of market volatility than the average stock.

VISTA SELECT INTERNATIONAL EQUITY FUND

Vista Select International Equity Fund, which seeks long-term growth of capital by investing in the common stocks of established overseas companies, provided shareholders with a total return of 6.85% for the six months ended April 30, 1997.

FUND MAINTAINS ITS OVERWEIGHTING IN EUROPE

During a generally positive period for international equities, the Fund was able to outperform its benchmark by overweighting European equities while limiting exposure to the poorly-performing Japanese market.

Within Europe, markets were bolstered by improvements in economic growth, a continuation of relaxed monetary policies, low inflation and further corporate restructuring that led to many positive earnings surprises. The restructuring theme, in particular, remained evident in the Fund's holdings and was beneficial to overall performance.

Moving forward, the management team believes that the resumption of strong economic growth will be essential for progress in the Japanese equity markets. Until such growth is evident, the Fund will remain underweight in the country's securities.

MANAGEMENT TEAM CONTINUES TO BUILD POSITIONS IN LATIN AMERICA AND SOUTHEAST ASIA

With Latin American markets performing well, the Fund added to positions, focusing on companies the management team believes will benefit from the ongoing process of economic reform in the region. A slightly-overweight position was also maintained in Southeast Asia, with specific emphasis on Hong Kong-based companies, which the management team believes are well-positioned on a valuation basis. In both Latin America and Southeast Asia, a high degree of selectivity is being applied to both country and individual security decisions.

The management team believes that international markets offer long-term U.S. investors significant opportunities for capital appreciation. Using Vista's disciplined international stock management system, which includes tools that help smooth out the effects of currency fluctuations, the Fund will continue to be a source for a diversified portfolio of high-quality overseas investments.

--------------------------------------------------------------------------------

                     VISTA SELECT INTERNATIONAL EQUITY FUND
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/97

  One Year..........................................................  3.27%
  Since Inception (5/31/93).........................................  6.19%

--------------------------------------------------------------------------------

          GROWTH OF $10,000 INVESTMENTS IN THE FUND AND KEY BENCHMARKS

                              SELECT                        LIPPER
   MEASUREMENT PERIOD      INTERNATIONAL   MSCI EAFE     INTERNATIONAL
 (FISCAL YEAR COVERED)     EQUITY FUND       INDEX        FUNDS AVG.
05/31/93                       10000.00       10000.00       10000.00
06/30/93                        9855.40        9846.00        9787.00
07/31/93                       10147.13       10192.58       10093.33
08/31/93                       10600.63       10745.02       10720.13
09/30/93                       10482.12       10505.40       10657.95
10/31/93                       10654.44       10831.07       11122.64
11/30/93                        9990.72        9886.60       10674.40
12/31/93                       10651.25       10602.39       11668.18
01/31/94                       11255.15       11501.47       12391.61
02/28/94                       10905.59       11471.57       12123.95
03/31/94                       10530.73       10979.44       11584.44
04/30/94                       10611.50       11448.26       11877.52
05/31/94                       10536.23       11385.30       11837.14
06/30/94                       10476.58       11549.24       11714.03
07/31/94                       10679.14       11662.43       12033.83
08/31/94                       10900.92       11941.16       12387.62
09/30/94                       10418.55       11567.40       12077.93
10/31/94                       10481.11       11954.91       12313.45
11/30/94                       10129.69       11383.46       11708.86
12/31/94                       10209.01       11457.46       11591.77
01/31/95                        9957.71       11019.78       11015.66
02/28/95                        9725.71       10991.13       11025.57
03/31/95                       10014.94       11680.27       11389.42
04/30/95                       10228.15       12122.96       11757.30
05/31/95                       10008.81       11981.12       11853.70
06/30/95                        9814.63       11773.84       11848.96
07/31/95                       10334.74       12509.71       12485.25
08/31/95                       10573.97       12035.59       12249.28
09/30/95                       10768.31       12273.90       12429.35
10/31/95                       10639.05       11947.41       12177.03
11/30/95                       10819.12       12283.13       12307.32
12/31/95                       11212.15       12780.60       12677.77
01/31/96                       11602.59       12835.56       12952.88
02/29/96                       11517.08       12881.76       13004.69
03/31/96                       11773.68       13158.72       13230.98
04/30/96                       12252.40       13544.27       13655.69
05/31/96                       12095.87       13297.77       13620.19
06/30/96                       12260.92       13376.22       13714.16
07/31/96                       11738.36       12988.31       13212.23
08/31/96                       11666.84       13019.49       13356.24
09/30/96                       12109.02       13368.41       13644.73
10/31/96                       11842.24       13234.72       13551.95
11/30/96                       12373.04       13764.11       14130.62
12/31/96                       12383.33       13590.69       14175.84
01/31/97                       12300.65       13117.73       14134.73
02/28/97                       12619.88       13335.48       14334.03
03/31/97                       12620.02       13387.49       14365.56
04/30/97                       12653.25       13461.12       14394.29

Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in shares of Vista Select International Equity Fund, the MSCI EAFE Index and the Lipper International Funds Average from 5/31/93 to 4/30/97. The performance of the Fund assumes reinvestment of all dividends and capital gains.

The Lipper International Funds Average represents the average performance of a universe of 416 actively managed international stock funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The MSCI EAFE (Europe, Australia, Far East) Index is representative of the performance of the world's equity markets, excluding the U.S. and Canada. The index is unmanaged and assumes the reinvestment of dividends. An individual cannot invest in the index.

The quoted performance of Vista Select International Equity Fund includes performance of a predecessor account for the period dating back to 5/31/93 and prior to the Fund's commencement of operations on 12/31/96. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. or other nations.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 94.7%
    ------------------------------------------------------------------------------------
                COMMON STOCK -- 50.3%
                --------------------------------------------------------
                  AEROSPACE -- 0.8%
      25,000        Precision Castparts Corp.                              $   1,337,500
                                                                           -------------
                  AGRICULTURAL PRODUCTION/SERVICES -- 0.7%
      22,000        Case Corp.                                                 1,218,250
                                                                           -------------
                  AIRLINES -- 0.5%
       9,000        AMR Corp. *                                                  838,125
                                                                           -------------
                  AUTOMOTIVE -- 1.0%
      18,000        General Motors                                             1,041,750
      20,000        Pep Boys -- Manny, Moe & Jack                                652,500
                                                                           -------------
                                                                               1,694,250
                                                                           -------------
                  BANKING -- 2.7%
      15,000        BankBoston Corp.                                           1,091,250
      25,000        Barnett Banks, Inc.                                        1,221,875
      18,000        First Union Corp.                                          1,512,000
      10,000        J.P. Morgan & Company, Inc.                                1,018,750
                                                                           -------------
                                                                               4,843,875
                                                                           -------------
                  CHEMICALS -- 1.4%
      15,000        Dow Chemical Co.                                           1,273,125
      12,000        duPont (EI) deNemours                                      1,273,500
                                                                           -------------
                                                                               2,546,625
                                                                           -------------
                  COMPUTER SOFTWARE -- 1.0%
      15,000        Cisco Systems, Inc. *                                        776,250
      18,000        Computer Associates International                            936,000
                                                                           -------------
                                                                               1,712,250
                                                                           -------------
                  COMPUTERS/COMPUTER HARDWARE -- 1.7%
      10,000        Compaq Computer Corp. *                                      853,750
      35,000        EMC Corp. *                                                1,273,125
       5,400        International Business Machines Corp.                        868,050
                                                                           -------------
                                                                               2,994,925
                                                                           -------------
                  CONSTRUCTION MACHINERY -- 0.7%
      15,000        Caterpillar Tractor, Inc.                                  1,335,000
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  CONSUMER PRODUCTS -- 2.9%
      20,000        Avon Products, Inc.                                    $   1,232,500
      60,000        Philip Morris Companies, Inc.                              2,362,500
      12,000        Procter & Gamble Co.                                       1,509,000
                                                                           -------------
                                                                               5,104,000
                                                                           -------------
                  DIVERSIFIED -- 1.8%
      30,000        Corning Inc.                                               1,447,500
       2,000        Echelon International Corp., Inc. *                           37,750
      20,000        Minnesota Mining and Manufacturing Co.                     1,740,000
                                                                           -------------
                                                                               3,225,250
                                                                           -------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.3%
      15,000        Atmel Corp. *                                                373,125
      20,000        General Electric Co.                                       2,217,500
      10,000        Intel Corp.                                                1,531,250
                                                                           -------------
                                                                               4,121,875
                                                                           -------------
                  ENTERTAINMENT/LEISURE -- 0.7%
      32,000        Carnival Corp., Class A                                    1,180,000
                                                                           -------------
                  FINANCIAL SERVICES -- 1.8%
      40,000        Countrywide Credit Industries, Inc.                        1,085,000
      30,000        Federal Home Loan Mortgage Corp.                             956,250
      40,000        Green Tree Financial Corp.                                 1,185,000
                                                                           -------------
                                                                               3,226,250
                                                                           -------------
                  FOOD/BEVERAGE PRODUCTS -- 1.5%
      25,000        ConAgra, Inc.                                              1,440,625
      35,000        PepsiCo., Inc.                                             1,220,625
                                                                           -------------
                                                                               2,661,250
                                                                           -------------
                  HEALTH CARE/HEALTH CARE SERVICES -- 1.5%
      35,000        Columbia/HCA Healthcare Corp.                              1,225,000
      70,000        HEALTHSOUTH Corp. *                                        1,382,500
                                                                           -------------
                                                                               2,607,500
                                                                           -------------
                  INSURANCE -- 1.5%
      20,000        Allstate Corp.                                             1,310,000
      10,000        American International Group                               1,285,000
                                                                           -------------
                                                                               2,595,000
                                                                           -------------
                  MANUFACTURING -- 0.8%
      23,000        Tyco International, Ltd.                                   1,403,000
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  METALS/MINING -- 0.7%
      19,000        Aluminum Co. of America (ALCOA)                        $   1,327,625
                                                                           -------------
                  OFFICE/BUSINESS EQUIPMENT -- 0.5%
      15,000        Xerox Corp.                                                  922,500
                                                                           -------------
                  OIL & GAS -- 7.6%
      10,000        Chevron Corp.                                                685,000
      20,000        Coastal Corp.                                                950,000
      40,000        Exxon Corp.                                                2,265,000
      16,000        Halliburton Co.                                            1,130,000
      17,000        Mobil Corp.                                                2,210,000
     150,000        NUI Corp.                                                  2,943,750
       6,000        Royal Dutch Petroleum Co.                                  1,081,500
      10,000        Texaco, Inc.                                               1,055,000
      25,000        Williams Companies, Inc.                                   1,096,875
                                                                           -------------
                                                                              13,417,125
                                                                           -------------
                  PAPER/FOREST PRODUCTS -- 0.6%
      18,000        Willamette Industries, Inc.                                1,147,500
                                                                           -------------
                  PHARMACEUTICALS -- 4.7%
      34,000        Bristol-Myers Squibb Co.                                   2,227,000
      25,000        Johnson & Johnson                                          1,531,250
      25,000        Merck & Company, Inc.                                      2,262,500
      25,000        Pfizer, Inc.                                               2,400,000
                                                                           -------------
                                                                               8,420,750
                                                                           -------------
                  PHOTOGRAPHIC EQUIPMENT -- 0.7%
      15,000        Eastman Kodak Co.                                          1,252,500
                                                                           -------------
                  PRINTING & PUBLISHING -- 0.7%
      28,000        New York Times Co., Class A                                1,211,000
                                                                           -------------
                  REAL ESTATE INVESTMENT TRUST -- 0.6%
      35,000        Beacon Properties Corp.                                    1,080,625
                                                                           -------------
                  RESTAURANTS/FOOD SERVICES -- 0.6%
      20,000        McDonald's Corp.                                           1,072,500
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  RETAILING -- 2.9%
      30,000        CVS Corp.                                              $   1,488,750
      30,000        Dayton-Hudson Corp.                                        1,350,000
      50,000        Kroger Co. *                                               1,375,000
      20,000        Sears Roebuck & Co.                                          960,000
                                                                           -------------
                                                                               5,173,750
                                                                           -------------
                  SHIPPING/TRANSPORTATION -- 0.3%
       6,000        Burlington Northern, Inc.                                    472,500
                                                                           -------------
                  TELECOMMUNICATIONS -- 4.0%
      18,000        Ameritech Corp.                                            1,100,250
      50,000        BellSouth Corp.                                            2,225,000
      25,000        GTE Corp.                                                  1,146,875
      20,114        SBC Communications, Inc.                                   1,116,327
      15,000        Telefonaktiebolaget LM Ericsson, Sp, ADR (Sweden)            504,375
      40,000        WorldCom, Inc. *                                             960,000
                                                                           -------------
                                                                               7,052,827
                                                                           -------------
                  UTILITIES -- 1.1%
      37,500        OGE Energy Corp.                                           1,556,250
      17,500        Sierra Pacific Resources                                     496,563
                                                                           -------------
                                                                               2,052,813
                                                                           -------------
                TOTAL COMMON STOCK (COST $66,046,673)                         89,248,940
                                                                           -------------
                CONVERTIBLE PREFERRED STOCK -- 1.8%
                --------------------------------------------------------
                  BANKING -- 0.6%
      12,000        Banc One Corp., Ser. C, $3.50                                999,000
                                                                           -------------
                  DIVERSIFIED -- 0.7%
      17,000        Corning Delaware LP, 6.00% Ser.                            1,292,000
                                                                           -------------
                  TELECOMMUNICATIONS -- 0.5%
      20,000        AirTouch Communications, 4.25%, 08/16/16                     910,000
                                                                           -------------
                TOTAL CONVERTIBLE PREFERRED STOCK (COST $2,509,453)            3,201,000
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
   Amount                                Issuer                                Value
  ------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                CORPORATE NOTES & BONDS -- 15.3%
                --------------------------------------------------------
                  BANKING -- 1.6%
$  3,000,000        Bankers Trust Capital Trust A, 7.90%, 01/15/27         $   2,812,500
                                                                           -------------
                  ENTERTAINMENT/LEISURE -- 2.8%
   5,000,000        Time Warner Inc., 7.75%, 06/15/05                          4,995,350
                                                                           -------------
                  FINANCIAL SERVICES -- 4.5%
   2,000,000        Corp. Andina de Fomento, Yankee (Venezuela), 7.25%,        1,998,125
                      03/01/07
   3,500,000        Federal Home Loan Bank, 8.75%, 02/03/05                    3,555,230
   2,500,000        Federal Home Loan Mortgage Corp., 6.99%, 07/26/06          2,490,225
                                                                           -------------
                                                                               8,043,580
                                                                           -------------
                  GOVERNMENT ISSUE -- 0.5%
   1,000,000        Republic of Colombia, Global Bond, 8.375%, 02/15/27          908,750
                                                                           -------------
                  PHARMACEUTICALS -- 0.6%
   1,000,000        ALZA Corp., 5.00%, 05/01/06                                  995,000
                                                                           -------------
                  TELECOMMUNICATIONS -- 3.2%
   1,000,000        360 Communications Corp., 7.50%, 03/01/06                    984,300
   4,700,000        Bellsouth Telecommunications, 7.875%, 08/01/32             4,634,623
                                                                           -------------
                                                                               5,618,923
                                                                           -------------
                  UTILITIES -- 2.1%
   2,000,000        Chilgener SA, Yankee (Chile), 6.50%, 01/15/06              1,869,260
   1,000,000        Enersis SA, Yankee (Cayman Islands), 6.90%, 12/01/06         949,110
   1,000,000        Ras Laffan Liquefied Natural Gas, Yankee (Qatar),          1,013,826
                      8.294%, 03/15/14 #
                                                                           -------------
                                                                               3,832,196
                                                                           -------------
                TOTAL CORPORATE NOTES & BONDS (COST $27,416,999)              27,206,299
                                                                           -------------
                CONVERTIBLE CORPORATE NOTES & BONDS -- 1.9%
                --------------------------------------------------------
                  COMPUTERS/COMPUTER HARDWARE -- 0.8%
     300,000        EMC Corp., 3.25%, 03/15/02 #                                 310,500
   1,000,000        Solectron Corp., 6.00%, 03/01/06 #                         1,104,290
                                                                           -------------
                                                                               1,414,790
                                                                           -------------
                  FINANCIAL SERVICES -- 0.8%
     500,000        American Residential Services, 7.25%, 04/15/04 #             490,000
     500,000        First Financial Management, 5.00%, 12/15/99                  804,375
                                                                           -------------
                                                                               1,294,375
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
   Amount                                Issuer                                Value
  ------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  RETAILING -- 0.3%
$    500,000        Federated Department Stores, 5.00%, 10/01/03           $     577,500
                                                                           -------------
                TOTAL CONVERTIBLE CORPORATE NOTES & BONDS                      3,286,665
                (COST $3,189,203)                                          -------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.4%
                --------------------------------------------------------
                  Federal Home Loan Mortgage Corp.,
   3,000,000        7.675%, 01/30/07                                           2,963,430
   1,500,000        8.00%, 04/09/07                                            1,496,715
                  Government National Mortgage Association,
   2,991,961        Pool #351335, 6.50%, 11/15/23                              2,837,695
   2,015,702        Pool #436740, 8.00%, 12/15/26                              2,042,773
   2,013,518        Pool #437682, 8.00%, 12/15/27                              2,040,560
     505,000        Pool #446223, 8.00%, 04/15/27                                511,782
   2,910,259        Pool #780319, 9.00%, 11/15/17                              3,098,902
                                                                           -------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST                14,991,857
                $15,105,538)                                               -------------
                MORTGAGE BACKED SECURITIES -- 4.2%
                --------------------------------------------------------
                  MORTGAGE PASS THROUGH -- 1.0%
   1,584,000        Federal National Mortgage Association, 10.00%, 30          1,726,065
                      year, TBA 04/15/27                                   -------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.2%
                    Federal Home Loan Mortgage Corp.,
   1,581,291          Mortgage Cash Flow Obligations, Ser. A, Class 4,         1,642,566
                        12/30/08
   1,000,000          Ser. 1360, Class PK, 10.00%, 12/15/20                    1,127,810
   1,000,000          Ser. 1865, Class G, 8.00%, 08/15/24                      1,017,502
   2,000,000          Prudential Home Mortgage Securities, Ser. 1993-14,       1,935,000
                        Class A1, 7.00%, 05/23/23                          -------------
                                                                               5,722,878
                                                                           -------------
                TOTAL MORTGAGE BACKED SECURITIES (COST $7,367,131)             7,448,943
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT BALANCED FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
   Amount                                Issuer                                Value
  ------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES -- 12.8%
                --------------------------------------------------------
                  U.S. Treasury Notes & Bonds,
$ 12,850,000        8.25%, 07/15/98                                        $  13,171,250
     900,000        8.50%, 11/15/00                                              956,529
   3,000,000        7.875%, 11/15/04                                           3,205,320
   1,200,000        7.00%, 07/15/06                                            1,220,244
   3,550,000        8.75%, 08/15/20                                            4,231,706
                                                                           -------------
                TOTAL U.S. TREASURY SECURITIES (COST $23,019,404)             22,785,049
------------------------------------------------------------------------------------
                TOTAL LONG-TERM INVESTMENTS                                  168,168,753
                (COST $144,654,401)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.2%
------------------------------------------------------------------------------------
                TIME DEPOSIT -- 4.2%
                --------------------------------------------------------
   7,569,000      Key Bank 5.688%, 05/01/97 (Cost $7,569,000)                  7,569,000
------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 98.9%                                 $ 175,737,753
                (COST $152,223,401)
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.3%
    ------------------------------------------------------------------------------------
                COMMON STOCK -- 77.8%
                --------------------------------------------------------
                  AEROSPACE -- 3.9%
     200,000        Precision Castparts Corp.                              $  10,700,000
     192,000        Sundstrand Corp.                                           9,360,000
     170,000        United Technologies, Corp.                                12,856,250
                                                                           -------------
                                                                              32,916,250
                                                                           -------------
                  AGRICULTURAL PRODUCTION/SERVICES -- 0.7%
     100,000        Case Corp.                                                 5,537,500
                                                                           -------------
                  AUTOMOTIVE -- 1.3%
     140,000        Chrysler Corp.                                             4,200,000
     200,000        Lear Corp. *                                               7,150,000
                                                                           -------------
                                                                              11,350,000
                                                                           -------------
                  BANKING -- 4.1%
     210,000        Bank of New York Company, Inc.                             8,295,000
      80,000        BankAmerica Corp.                                          9,350,000
     100,000        NationsBank Corp.                                          6,037,500
      42,333        Wells Fargo & Co.                                         11,292,328
                                                                           -------------
                                                                              34,974,828
                                                                           -------------
                  BUSINESS SERVICES -- 1.8%
     112,200        Ceridian Corp.                                             3,744,675
     380,000        ServiceMaster L.P.                                        11,732,500
                                                                           -------------
                                                                              15,477,175
                                                                           -------------
                  CHEMICALS -- 1.3%
      40,000        Dow Chemical Co.                                           3,395,000
      75,000        duPont (EI) deNemours                                      7,959,375
                                                                           -------------
                                                                              11,354,375
                                                                           -------------
                  COMPUTER SOFTWARE -- 0.8%
     132,500        Computer Associates International                          6,890,000
                                                                           -------------
                  COMPUTERS/COMPUTER HARDWARE -- 2.1%
      35,000        International Business Machines Corp.                      5,626,250
     135,500        Texas Instruments                                         12,093,375
                                                                           -------------
                                                                              17,719,625
                                                                           -------------
                  CONSUMER PRODUCTS -- 2.8%
     405,000        Philip Morris Companies, Inc.                             15,946,875
     250,000        RJR Nabisco Holdings Corp.                                 7,437,500
                                                                           -------------
                                                                              23,384,375
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.3%
      60,000        Intel Corp.                                            $   9,187,500
     300,000        Micron Technology, Inc.                                   10,575,000
                                                                           -------------
                                                                              19,762,500
                                                                           -------------
                  ENTERTAINMENT/LEISURE -- 1.8%
     406,438        Carnival Corp., Class A                                   14,987,401
                                                                           -------------
                  FINANCIAL SERVICES -- 5.0%
     200,000        American Express Co.                                      13,175,000
     500,000        Federal Home Loan Mortgage Corp.                          15,937,500
     190,000        Federal National Mortgage Assoc.                           7,813,750
     150,000        Lehman Brothers Holding, Inc.                              5,081,250
                                                                           -------------
                                                                              42,007,500
                                                                           -------------
                  FOOD/BEVERAGE PRODUCTS -- 1.1%
      46,000        Unilever NV, ADR (Netherlands)                             9,027,500
                                                                           -------------
                  HEALTH CARE/HEALTH CARE SERVICES -- 3.1%
     350,500        Columbia/HCA Healthcare Corp.                             12,267,500
     300,000        Tenet Healthcare Corp. *                                   7,800,000
     192,982        US Surgical Corp.                                          6,609,634
                                                                           -------------
                                                                              26,677,134
                                                                           -------------
                  HOTELS/OTHER LODGING -- 0.1%
      37,708        Homestead Village, Inc.                                      650,463
                                                                           -------------
                  INSURANCE -- 4.7%
     166,351        Allstate Corp.                                            10,895,991
     122,500        American International Group                              15,741,250
     100,000        Loews Corp.                                                9,187,500
     342,500        Reliance Group Holdings, Inc.                              3,810,312
                                                                           -------------
                                                                              39,635,053
                                                                           -------------
                  MANUFACTURING -- 0.8%
     180,000        Johnson Controls                                           6,907,500
                                                                           -------------
                  METALS/MINING -- 2.1%
     255,000        Aluminum Co. of America (ALCOA)                           17,818,125
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  OIL & GAS -- 10.9%
     100,000        British Petroleum PLC, ADR (United Kingdom)            $  13,762,500
     285,000        Elf Aquitaine SA, ADR (France)                            13,858,125
     410,000        Enterprise Oil PLC, ADR (United Kingdom)                  12,197,500
     170,000        Exxon Corp.                                                9,626,250
      61,000        Mobil Corp.                                                7,930,000
     150,000        NUI Corp.                                                  2,943,750
     150,000        PanEnergy Corp.                                            6,637,500
      70,000        Royal Dutch Petroleum Co.                                 12,617,500
     300,000        Williams Companies, Inc.                                  13,162,500
                                                                           -------------
                                                                              92,735,625
                                                                           -------------
                  PHARMACEUTICALS -- 6.3%
     200,000        American Home Products Corp.                              13,250,000
     284,000        Bristol-Myers Squibb Co.                                  18,602,000
     150,000        Schering-Plough Corp.                                     12,000,000
     125,000        SmithKline Beecham PLC, ADR (United Kingdom)              10,078,125
                                                                           -------------
                                                                              53,930,125
                                                                           -------------
                  PHOTOGRAPHIC EQUIPMENT -- 0.2%
      25,000        Eastman Kodak Co.                                          2,087,500
                                                                           -------------
                  REAL ESTATE INVESTMENT TRUST -- 10.4%
     386,500        Beacon Properties Corp.                                   11,933,188
     250,000        Cali Realty Corp.                                          7,375,000
     243,724        Chateau Properties, Inc.                                   6,367,284
     294,200        Duke Realty Investments, Inc.                             10,811,850
     400,000        Equity Residential Properties Trust                       17,500,000
     330,000        FelCor Suite Hotels, Inc.                                 11,838,750
     140,000        Health Care Property Investors, Inc.                       4,637,500
     413,500        Security Capital Industrial Trust                          8,321,687
     300,000        Security Capital Pacific Trust                             6,825,000
      70,000        Storage USA, Inc.                                          2,633,750
                                                                           -------------
                                                                              88,244,009
                                                                           -------------
                  RETAILING -- 1.7%
     519,132        Kroger Co. *                                              14,276,130
                                                                           -------------
                  SHIPPING/TRANSPORTATION -- 0.5%
      50,000        Burlington Northern, Inc.                                  3,937,500
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  TELECOMMUNICATIONS -- 4.1%
     315,000        BellSouth Corp.                                        $  14,017,500
     205,000        GTE Corp.                                                  9,404,375
      57,000        Sprint Corp.                                               2,500,875
      75,000        Telecomunicacoes Brasileiros SA, ADR (Brazil)              8,606,250
                                                                           -------------
                                                                              34,529,000
                                                                           -------------
                  UTILITIES -- 3.9%
     325,000        Centrais Electricas Brasileiras SA-Electrobras, ADR        7,593,723
                      (Brazil)
      74,000        CESP-Companhia Energetica de Sao Paulo, ADR (Brazil)       1,179,360
     200,000        Companhia Energetica de Minas Gerais (CEMIG), ADR          9,101,680
                      (Brazil)
     250,000        DPL, Inc.                                                  5,906,250
     150,000        FPL Group Inc.                                             6,693,750
     100,000        Pinnacle West Capital Corp.                                2,850,000
                                                                           -------------
                                                                              33,324,763
                                                                           -------------
                TOTAL COMMON STOCK (COST $508,022,692)                       660,141,956
                                                                           -------------
                CONVERTIBLE PREFERRED STOCK -- 6.1%
                --------------------------------------------------------
                  AEROSPACE -- 0.7%
     125,000        Loral Space & Communications, 6.00%, 11/01/06 #            5,983,000
                                                                           -------------
                  FINANCIAL SERVICES -- 3.4%
     140,000        First USA, Inc., 6.25%, 05/20/98                          11,340,000
      90,000        Golden Books Financial Trust, 8.75%, 08/20/16 #            4,590,000
     150,000        K-Mart Financing Inc., 7.75%, 06/15/16                     8,643,750
     100,000        Nuevo Financing Inc., 5.75%, Ser. A                        4,562,500
                                                                           -------------
                                                                              29,136,250
                                                                           -------------
                  INSURANCE -- 1.0%
     135,000        American Bankers Insurance Group, 6.25%, Ser. B            8,488,125
                                                                           -------------
                  UTILITIES -- 1.0%
     160,000        Calenergy Capital Trust II, 6.25%, 02/25/12 #              8,220,000
                                                                           -------------
                TOTAL CONVERTIBLE PREFERRED STOCK (COST $47,695,125)          51,827,375
                                                                           -------------
                WARRANTS -- 0.0%
                --------------------------------------------------------
                  HOTELS/OTHER LODGING -- 0.0%
      25,297        Homestead Village, Inc., Expires 10/29/97                    199,214
                    (Cost $109,030)                                        -------------

                       See notes to financial statements.

VISTA SELECT EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
   Amount                                Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                CONVERTIBLE CORPORATE NOTES & BONDS -- 4.1%
                --------------------------------------------------------
                  COMPUTERS/COMPUTER HARDWARE -- 1.3%
$ 10,000,000        Solectron Corp. 6.00%, 03/01/06 #                      $  11,042,900
                                                                           -------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.1%
   8,000,000        Xilinx Inc. 5.25%, 11/01/02                                9,147,520
                                                                           -------------
                  ENVIRONMENTAL SERVICES -- 0.2%
   1,200,000        USA Waste Services Inc., 4.00%, 02/01/02                   1,181,807
                                                                           -------------
                  FINANCIAL SERVICES -- 0.5%
   2,500,000        American Residential Services, 7.25%, 04/15/04 #           2,450,000
   1,272,000        First Financial Management, 5.00%, 12/15/99                2,068,145
                                                                           -------------
                                                                               4,518,145
                                                                           -------------
                  RETAILING -- 1.0%
   7,500,000        Federated Department Stores, 5.00%, 10/01/03 *             8,662,500
                                                                           -------------
                TOTAL CONVERTIBLE CORPORATE NOTES & BONDS                     34,552,872
                (COST $32,765,863)                                         -------------
                U.S. TREASURY OBLIGATIONS -- 7.3%
                --------------------------------------------------------
  13,000,000      U.S. Treasury Note, 6.88%, 05/15/06                         13,109,720
   2,500,000      U.S. Treasury Bond, 9.25%, 02/15/16                          3,075,775
  45,000,000      U.S. Treasury Bond, 7.25%, 08/15/22                         45,991,350
                                                                           -------------
                (COST $60,893,508)                                            62,176,845
    ------------------------------------------------------------------------------------
                TOTAL LONG-TERM INVESTMENTS                                  808,898,262
                (COST $649,486,218)
    ------------------------------------------------------------------------------------
    SHORT-TERM INVESTMENTS -- 5.4%
    ------------------------------------------------------------------------------------
                TIME DEPOSIT -- 5.4%
                --------------------------------------------------------
  46,151,000      Key Bank, 5.69%, 05/01/97 (Cost $46,151,000)                46,151,000
    ------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100.7%                                $ 855,049,262
                (COST $695,637,218)
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

  Shares       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.0%
     ------------------------------------------------------------------------------------
               COMMON STOCK -- 95.0%
               ----------------------------------------------------------
                 AEROSPACE -- 1.3%
     14,000        Allied-Signal, Inc.                                      $   1,011,500
     16,000        United Technologies, Corp.                                   1,210,000
                                                                            -------------
                                                                                2,221,500
                                                                            -------------
                 AGRICULTURAL PRODUCTION/SERVICES -- 2.1%
     34,100        Case Corp.                                                   1,888,287
     37,000        Deere & Co.                                                  1,702,000
                                                                            -------------
                                                                                3,590,287
                                                                            -------------
                 AIRLINES -- 1.1%
     20,000        AMR Corp. *                                                  1,862,500
                                                                            -------------
                 AUTOMOTIVE -- 1.2%
     26,788        Chrysler Corp.                                                 803,640
     22,400        General Motors                                               1,296,400
                                                                            -------------
                                                                                2,100,040
                                                                            -------------
                 BANKING -- 6.9%
     21,000        BankBoston Corp.                                             1,527,750
     16,000        Citicorp                                                     1,802,000
     20,000        Comerica, Inc.                                               1,170,000
     22,000        First Union Corp.                                            1,848,000
     15,000        Mellon Bank Corp.                                            1,246,875
     32,000        NationsBank Corp.                                            1,932,000
     27,000        Norwest Corp.                                                1,346,625
     15,000        Washington Mutual Savings Bank                                 740,625
                                                                            -------------
                                                                               11,613,875
                                                                            -------------
                 BIOTECHNOLOGY -- 0.6%
     17,000        Amgen, Inc. *                                                1,000,875
                                                                            -------------
                 BROADCASTING -- 0.6%
     70,000        Tele-Communications, TCI Group, Class A *                      966,875
                                                                            -------------
                 CHEMICALS -- 2.6%
     21,200        Dow Chemical Co.                                             1,799,350
     12,700        duPont (EI) deNemours                                        1,347,788
     25,000        Union Carbide Corp.                                          1,246,875
                                                                            -------------
                                                                                4,394,013
                                                                            -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
     ------------------------------------------------------------------------------------
                 COMPUTER SOFTWARE -- 3.1%
     40,000        Cisco Systems, Inc. *                                    $   2,070,000
     35,900        Computer Associates International                            1,866,800
     10,000        Microsoft Corp. *                                            1,215,000
                                                                            -------------
                                                                                5,151,800
                                                                            -------------
                 COMPUTERS/COMPUTER HARDWARE -- 6.1%
     16,800        Compaq Computer Corp. *                                      1,434,300
     58,300        EMC Corp. *                                                  2,120,662
      9,000        International Business Machines Corp.                        1,446,750
     36,000        Seagate Technology, Inc. *                                   1,651,500
     72,600        Sun Microsystems, Inc. *                                     2,091,788
     18,000        Texas Instruments                                            1,606,500
                                                                            -------------
                                                                               10,351,500
                                                                            -------------
                 CONSTRUCTION MACHINERY -- 1.3%
     24,000        Caterpillar Tractor, Inc.                                    2,136,000
                                                                            -------------
                 CONSUMER PRODUCTS -- 6.5%
     40,000        Avon Products, Inc.                                          2,465,000
     16,000        Colgate-Palmolive Co.                                        1,776,000
     25,000        Liz Claiborne, Inc.                                          1,131,250
     58,200        Philip Morris Companies, Inc.                                2,291,625
     12,500        Procter & Gamble Co.                                         1,571,875
     20,000        Ralston-Ralston Purina Group                                 1,647,500
                                                                            -------------
                                                                               10,883,250
                                                                            -------------
                 DIVERSIFIED -- 0.5%
     15,000        Dover Corp.                                                    795,000
                                                                            -------------
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.4%
     10,000        General Electric Co.                                         1,108,750
     19,000        Intel Corp.                                                  2,909,375
                                                                            -------------
                                                                                4,018,125
                                                                            -------------
                 ENTERTAINMENT/LEISURE -- 2.4%
     75,000        Carnival Corp., Class A                                      2,765,625
     30,000        Time Warner, Inc.                                            1,350,000
                                                                            -------------
                                                                                4,115,625
                                                                            -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
     ------------------------------------------------------------------------------------
                 FINANCIAL SERVICES -- 3.1%
     17,500        American Express Co.                                     $   1,152,813
     57,000        Federal Home Loan Mortgage Corp.                             1,816,875
     26,000        Federal National Mortgage Assoc.                             1,069,250
     41,000        Green Tree Financial Corp.                                   1,214,625
                                                                            -------------
                                                                                5,253,563
                                                                            -------------
                 FOOD/BEVERAGE PRODUCTS -- 4.3%
     14,600        Coca-Cola Co.                                                  928,925
     23,000        Coca-Cola Enterprises, Inc.                                  1,388,625
     29,500        ConAgra, Inc.                                                1,699,937
     45,000        PepsiCo., Inc.                                               1,569,375
      8,000        Unilever NV, ADR (Netherlands)                               1,570,000
                                                                            -------------
                                                                                7,156,862
                                                                            -------------
                 HEALTH CARE/HEALTH CARE SERVICES -- 3.4%
     71,100        Columbia/HCA Healthcare Corp.                                2,488,500
    106,600        HEALTHSOUTH Corp. *                                          2,105,350
     44,400        Tenet Healthcare Corp. *                                     1,154,400
                                                                            -------------
                                                                                5,748,250
                                                                            -------------
                 INSURANCE -- 3.8%
     10,000        Aetna Inc.                                                     911,250
     42,000        Allstate Corp.                                               2,751,000
     13,200        American International Group                                 1,696,200
     14,000        Progressive Corp.                                            1,065,750
                                                                            -------------
                                                                                6,424,200
                                                                            -------------
                 MANUFACTURING -- 3.7%
     25,000        Ingersoll-Rand Co.                                           1,228,125
     48,000        Johnson Controls                                             1,842,000
     25,000        Parker Hannifin Corp.                                        1,243,750
     31,800        Tyco International Ltd.                                      1,939,800
                                                                            -------------
                                                                                6,253,675
                                                                            -------------
                 MEDIA/ADVERTISING -- 0.3%
     10,000        Omnicom Group, Inc.                                            530,000
                                                                            -------------
                 METALS/MINING -- 2.7%
     38,900        Aluminum Co. of America (ALCOA)                              2,718,138
     35,900        Inco, Ltd.                                                   1,148,800
      9,000        Phelps Dodge Corp.                                             690,750
                                                                            -------------
                                                                                4,557,688
                                                                            -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
     ------------------------------------------------------------------------------------
                 OFFICE/BUSINESS EQUIPMENT -- 0.7%
     19,100        Xerox Corp.                                              $   1,174,650
                                                                            -------------
                 OIL & GAS -- 9.8%
     19,000        Amoco Corp.                                                  1,588,875
     11,900        British Petroleum PLC, ADR (United Kingdom)                  1,637,737
     40,000        Coastal Corp.                                                1,900,000
     27,000        Halliburton Co.                                              1,906,875
     21,000        Mobil Corp.                                                  2,730,000
     20,000        PanEnergy Corp.                                                885,000
     22,000        Phillips Petroleum Co.                                         866,250
     22,500        Texaco, Inc.                                                 2,373,750
     60,000        Williams Companies, Inc.                                     2,632,500
                                                                            -------------
                                                                               16,520,987
                                                                            -------------
                 PAPER/FOREST PRODUCTS -- 0.9%
     23,700        Willamette Industries, Inc.                                  1,510,875
                                                                            -------------
                 PHARMACEUTICALS -- 6.5%
     26,000        American Home Products Corp.                                 1,722,500
     36,000        Bristol-Myers Squibb Co.                                     2,358,000
     40,000        Johnson & Johnson                                            2,450,000
     40,000        Pharmacia & Upjohn, Inc.                                     1,185,000
     41,000        SmithKline Beecham PLC, ADR (United Kingdom)                 3,305,625
                                                                            -------------
                                                                               11,021,125
                                                                            -------------
                 PHOTOGRAPHIC EQUIPMENT -- 1.5%
     30,000        Eastman Kodak Co.                                            2,505,000
                                                                            -------------
                 PRINTING & PUBLISHING -- 1.3%
     49,500        New York Times Company, Class A                              2,140,875
                                                                            -------------
                 RETAILING -- 4.9%
     25,000        American Stores Co.                                          1,137,500
     25,400        Dayton-Hudson Corp.                                          1,143,000
     58,000        Federated Department Stores *                                1,972,000
     37,100        Gap, Inc.                                                    1,182,563
    100,000        Kroger Co. *                                                 2,750,000
                                                                            -------------
                                                                                8,185,063
                                                                            -------------
                 SHIPPING/TRANSPORTATION -- 0.8%
     17,000        Burlington Northern, Inc.                                    1,338,750
                                                                            -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                           Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
     ------------------------------------------------------------------------------------
                 TELECOMMUNICATIONS -- 5.4%
     60,000        BellSouth Corp.                                          $   2,670,000
     37,200        Frontier Corp.                                                 590,550
     26,800        GTE Corp.                                                    1,229,450
     18,000        Lucent Technologies, Inc.                                    1,064,250
     27,700        Sprint Corp.                                                 1,215,337
     30,000        Telefonaktiebolaget LM Ericsson, Sp, ADR (Sweden)            1,008,750
     57,000        WorldCom, Inc. *                                             1,368,000
                                                                            -------------
                                                                                9,146,337
                                                                            -------------
                 UTILITIES -- 3.2%
     20,000        Carolina Power & Light Co.                                     680,000
     46,000        CMS Energy Corp.                                             1,460,500
     45,000        FPL Group Inc.                                               2,008,125
     43,000        Pinnacle West Capital Corp.                                  1,225,500
                                                                            -------------
                                                                                5,374,125
     ------------------------------------------------------------------------------------
               TOTAL COMMON STOCK (COST $116,523,808)                         160,043,290
     ------------------------------------------------------------------------------------
 Principal
  Amount
------------------------------------------------------------------------------------
                                                           SHORT-TERM INVESTMENTS -- 5.3%
     ------------------------------------------------------------------------------------
               TIME DEPOSIT -- 5.3%
               ----------------------------------------------------------
$ 8,929,000      Key Bank, 5.688%, 05/01/97                                     8,929,000
     ------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.3%                                  $ 168,972,290
               (COST $125,452,808)
     ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

  Shares                                Issuer                                 Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.6%
    ------------------------------------------------------------------------------------
              COMMON STOCK -- 98.6%
              ----------------------------------------------------------
                AIRLINES -- 0.8%
    40,000        AMR Corp. *                                              $   3,725,000
                                                                           -------------
                APPLIANCES & HOUSEHOLD DURABLES -- 2.7%
   180,000        Honeywell, Inc.                                             12,712,500
                                                                           -------------
                BANKING -- 4.6%
   200,000        Banc One Corp.                                               8,475,000
    40,000        Citicorp                                                     4,505,000
    75,000        First Virginia Banks, Inc.                                   3,881,250
   100,000        Norwest Corp.                                                4,987,500
                                                                           -------------
                                                                              21,848,750
                                                                           -------------
                BUSINESS SERVICES -- 2.3%
   100,000        Automatic Data Processing, Inc.                              4,525,000
    80,800        Avery Dennison Corp.                                         2,969,400
   150,000        CUC International, Inc.                                      3,168,750
                                                                           -------------
                                                                              10,663,150
                                                                           -------------
                CHEMICALS -- 2.3%
    90,000        Air Products and Chemicals, Inc.                             6,457,500
   100,000        Morton International, Inc.                                   4,187,500
                                                                           -------------
                                                                              10,645,000
                                                                           -------------
                COMPUTER SOFTWARE -- 4.9%
   100,000        Cisco Systems, Inc.                                          5,175,000
   125,000        Computer Associates International                            6,500,000
   200,000        First Data Corp.                                             6,900,000
    37,500        Microsoft Corp. *                                            4,556,250
                                                                           -------------
                                                                              23,131,250
                                                                           -------------
                COMPUTERS/COMPUTER HARDWARE -- 8.6%
   100,000        3Com Corp.                                                   2,900,000
    60,000        Compaq Computer Corp. *                                      5,122,500
    75,000        Dell Computer Corp. *                                        6,276,563
   175,000        EMC Corp. *                                                  6,365,625
   150,000        Hewlett-Packard Co.                                          7,875,000
    60,000        International Business Machines Corp.                        9,645,000
    50,000        U.S. Robotics Corp.                                          2,531,250
                                                                           -------------
                                                                              40,715,938
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares                                Issuer                                 Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                CONSUMER PRODUCTS -- 6.0%
    30,000        Gillette Co.                                             $   2,550,000
   180,000        Philip Morris Companies, Inc.                                7,087,500
   100,000        Procter & Gamble Co.                                        12,575,000
    25,000        Ralston Purina Group                                         2,059,375
   125,000        Service Corp. International                                  4,281,250
                                                                           -------------
                                                                              28,553,125
                                                                           -------------
                DIVERSIFIED -- 6.4%
   200,000        Corning Inc.                                                 9,650,000
   118,100        Crane Co.                                                    4,413,987
    85,000        Dover Corp.                                                  4,505,000
   300,000        Federal Signal Corp.                                         7,312,500
   100,000        National Service Industries, Inc.                            4,212,500
                                                                           -------------
                                                                              30,093,987
                                                                           -------------
                ELECTRONICS/ELECTRICAL EQUIPMENT -- 10.0%
    17,500        Applied Materials, Inc.                                        960,313
   110,000        Atmel Corp. *                                                2,736,250
   100,000        General Electric Co.                                        11,087,500
    85,000        Grainger (W.W.), Inc.                                        6,406,875
    60,000        Intel Corp.                                                  9,187,500
   125,000        Molex Inc., Class A                                          3,625,000
   125,000        Molex, Inc.                                                  3,875,000
   150,000        Motorola, Inc.                                               8,587,500
    25,000        National Semiconductor Corp. *                                 625,000
                                                                           -------------
                                                                              47,090,938
                                                                           -------------
                ENTERTAINMENT/LEISURE -- 1.6%
   200,000        Carnival Corp., Class A                                      7,375,000
                                                                           -------------
                FINANCIAL SERVICES -- 2.6%
    50,000        American Express Co.                                         3,293,750
   100,000        Charles Schwab Corp.                                         3,662,500
   125,000        Federal Home Loan Mortgage Corp.                             3,984,375
    50,000        Green Tree Financial Corp.                                   1,481,250
                                                                           -------------
                                                                              12,421,875
                                                                           -------------
                FOOD/BEVERAGE PRODUCTS -- 3.7%
    10,000        Coca-Cola Co.                                                  636,250
    25,000        CPC International, Inc.                                      2,065,625
   250,000        PepsiCo., Inc.                                               8,718,750

                       See notes to financial statements.

VISTA SELECT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares                                Issuer                                 Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                FOOD/BEVERAGE PRODUCTS -- (continued)
    25,000        Safeway, Inc. *                                          $   1,115,625
   142,840        Sysco Corp.                                                  5,070,820
                                                                           -------------
                                                                              17,607,070
                                                                           -------------
                HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
   125,000        Columbia/HCA Healthcare Corp.                                4,375,000
                                                                           -------------
                INSURANCE -- 5.7%
    85,000        American International Group                                10,922,500
    50,000        General Re Corp.                                             8,362,500
    50,000        MGIC Investment Corp.                                        4,062,500
    50,000        SunAmerica, Inc.                                             2,300,000
    25,000        Travelers, Inc.                                              1,384,375
                                                                           -------------
                                                                              27,031,875
                                                                           -------------
                MACHINERY & ENGINEERING EQUIPMENT -- 0.9%
   150,000        Dresser Industries, Inc.                                     4,481,250
                                                                           -------------
                MANUFACTURING -- 6.0%
   160,000        Illinois Tool Works, Inc.                                   14,620,000
   225,000        Tyco International Ltd.                                     13,725,000
                                                                           -------------
                                                                              28,345,000
                                                                           -------------
                MULTI-MEDIA -- 3.6%
   100,000        Gannett Co., Inc.                                            8,725,000
   100,000        The Walt Disney Co.                                          8,200,000
                                                                           -------------
                                                                              16,925,000
                                                                           -------------
                OFFICE/BUSINESS EQUIPMENT -- 0.2%
    15,000        Xerox Corp.                                                    922,500
                                                                           -------------
                OIL & GAS -- 6.6%
    40,000        Amoco Corp.                                                  3,345,000
    25,000        Chevron Corp.                                                1,712,500
   125,000        Enron Corp.                                                  4,703,125
   105,000        Exxon Corp.                                                  5,945,625
    10,000        Halliburton Co.                                                706,250
    60,000        Mobil Corp.                                                  7,800,000
    75,000        Tidewater, Inc.                                              3,009,375
    90,000        Williams Companies, Inc.                                     3,948,750
                                                                           -------------
                                                                              31,170,625
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares                                Issuer                                 Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                PHARMACEUTICALS -- 10.4%
   175,000        Abbot Laboratories                                       $  10,675,000
   150,000        Johnson & Johnson                                            9,187,500
    40,000        Merck & Company, Inc.                                        3,620,000
   125,000        Pfizer, Inc.                                                12,000,000
   140,000        Warner-Lambert Co.                                          13,720,000
                                                                           -------------
                                                                              49,202,500
                                                                           -------------
                PRINTING & PUBLISHING -- 1.4%
   150,000        Tribune Co.                                                  6,581,250
                                                                           -------------
                RETAILING -- 4.2%
    35,000        Dayton-Hudson Corp.                                          1,575,000
   100,000        Home Depot, Inc.                                             5,800,000
   100,000        May Department Stores                                        4,625,000
   175,000        Walgreen Co.                                                 8,050,000
                                                                           -------------
                                                                              20,050,000
                                                                           -------------
                SHIPPING/TRANSPORTATION -- 0.8%
    50,000        Burlington Northern, Inc.                                    3,937,500
                                                                           -------------
                TELECOMMUNICATIONS -- 1.4%
   250,000        Airtouch Communications, Inc.                                6,375,000
    ------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (COST $316,057,492)                         465,981,083
    ------------------------------------------------------------------------------------

Principal
  Amount
  ------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.9%
    ------------------------------------------------------------------------------------
              TIME DEPOSIT -- 0.9%
              ----------------------------------------------------------
$4,306,000      Key Bank, 5.688%, 05/01/97 (Cost $4,306,000)                   4,306,000
    ------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 99.5%                                   $ 470,287,083
              (COST $320,363,492)
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

  Shares       Issuer                                                          Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 89.5%
    ------------------------------------------------------------------------------------
               COMMON STOCK -- 88.4%
               ----------------------------------------------------------
                 ADVERTISING -- 2.1%
     20,000        Lamar Advertising Co.                                    $    395,000
     34,500        Outdoor Systems, Inc.                                         957,375
     25,000        Universal Outdoor Holdings, Inc.                              681,250
                                                                            ------------
                                                                               2,033,625
                                                                            ------------
                 AGRICULTURAL PRODUCTION/SERVICES -- 2.0%
     75,000        AGCO Corp.                                                  1,940,625
                                                                            ------------
                 APPAREL -- 1.0%
     25,000        Tommy Hilfiger Corp.                                          993,750
                                                                            ------------
                 AUTOMOTIVE -- 0.5%
     30,000        Circuit City Stores, Inc., CarMax Group                       450,000
                                                                            ------------
                 BANKING -- 1.9%
     17,500        BankBoston Corp.                                            1,273,125
     17,000        Peoples Heritage Financial Group, Inc.                        533,375
                                                                            ------------
                                                                               1,806,500
                                                                            ------------
                 BIOTECHNOLOGY -- 0.7%
     40,000        Pharmaceutical Product Development, Inc.                      670,000
                                                                            ------------
                 BROADCASTING -- 1.8%
     22,500        Evergreen Media Corp., Class A                                728,437
     20,000        Heftel Broadcasting Corp.                                   1,000,000
                                                                            ------------
                                                                               1,728,437
                                                                            ------------
                 BUSINESS SERVICES -- 7.2%
     20,000        Abacus Direct Corp.                                           495,000
     15,000        Administaff, Inc.                                             279,375
     41,000        American Residential Services, Inc.                           773,875
     70,000        Corrections Corporation of America                          2,283,750
     20,000        Paychex, Inc.                                                 936,250
     45,000        PMT Services, Inc.                                            534,375
     20,000        Robert Half International, Inc.                               785,000
     40,000        Snyder Communications, Inc.                                   830,000
                                                                            ------------
                                                                               6,917,625
                                                                            ------------
                 COMPUTER SOFTWARE -- 11.8%
     25,000        Adobe Systems, Inc.                                           978,125
     75,000        American Management Systems, Inc. *                         1,856,250

                       See notes to financial statements.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                          Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 COMPUTER SOFTWARE -- (continued)
     10,200        Aspen Technologies, Inc. *                               $    309,825
     10,000        CBT Group PLC, ADR (United Kingdom)                           486,250
     40,000        E*TRADE Group, Inc.                                           600,000
     45,000        Gartner Group, Inc., Class A                                1,181,250
     20,000        Hyperion Software Corp.                                       325,000
     10,000        McAfee Associates, Inc. *                                     557,500
     45,000        Memco Software, Ltd.                                          562,500
     80,000        Rational Software Corp.                                     1,105,000
     30,000        Remedy Corp.                                                  971,250
     39,815        Sterling Commerce, Inc. *                                   1,030,213
     25,000        Sterling Software, Inc.                                       762,500
     35,000        Vanstar Corp. *                                               258,125
     15,000        Wind River Systems                                            345,000
                                                                            ------------
                                                                              11,328,788
                                                                            ------------
                 COMPUTERS/COMPUTER HARDWARE -- 2.2%
     40,000        Applied Magnetics Corp. *                                   1,005,000
     30,000        FORE Systems, Inc.                                            457,500
     15,000        Saville Systems Ireland PLC, ADR (Ireland)                    616,875
                                                                            ------------
                                                                               2,079,375
                                                                            ------------
                 CONSUMER PRODUCTS/SERVICES -- 7.5%
     30,000        Danaher Corp.                                               1,353,750
     50,000        Equity Corp.                                                1,075,000
     80,000        Furniture Brands International, Inc.                        1,180,000
     70,000        Jones Apparel Group, Inc. *                                 2,922,500
     22,500        Pacific Sunwear of California                                 703,125
                                                                            ------------
                                                                               7,234,375
                                                                            ------------
                 EDUCATIONAL SERVICES -- 1.0%
     35,000        Apollo Group, Inc., Class A                                   940,625
                                                                            ------------
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 8.9%
     20,000        Atmel Corp. *                                                 497,500
     35,000        Linear Technology Corp.                                     1,758,750
     15,000        Microchip Technology, Inc. *                                  468,750
     50,000        MRV Communications Inc.                                     1,031,250
     20,000        Teradyne Inc *                                                655,000
     30,000        Uniphase Corp.                                              1,192,500

                       See notes to financial statements.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                          Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- (continued)
     50,000        Waters Corp.                                             $  1,481,250
     30,000        Xilinx, Inc. *                                              1,470,000
                                                                            ------------
                                                                               8,555,000
                                                                            ------------
                 ENTERTAINMENT/LEISURE -- 2.6%
     50,000        K2, Inc.                                                    1,306,250
     45,000        Regal Cinemas, Inc.                                         1,226,250
                                                                            ------------
                                                                               2,532,500
                                                                            ------------
                 ENVIRONMENTAL SERVICES -- 2.8%
     30,000        Newpark Resources, Inc.                                     1,346,250
     40,000        United Waste Systems, Inc.                                  1,350,000
                                                                            ------------
                                                                               2,696,250
                                                                            ------------
                 FINANCIAL SERVICES -- 1.2%
     40,000        Green Tree Financial Corp.                                  1,185,000
                                                                            ------------
                 FOOD/BEVERAGE PRODUCTS -- 3.1%
     40,000        Einstein/Noah Bagel Corp.                                     737,500
     49,875        Safeway, Inc. *                                             2,225,672
                                                                            ------------
                                                                               2,963,172
                                                                            ------------
                 HEALTH CARE/HEALTH CARE SERVICES -- 10.7%
     31,700        Alternative Living Services, Inc.                             523,050
     17,500        Biopsys Medical, Inc. *                                       358,750
      6,575        Biora AB, ADR (Sweden)                                        119,994
     31,000        CRA Managed Care, Inc.                                      1,092,750
     47,500        ESC Medical Systems, Ltd.                                   1,276,563
     30,000        Henry Schein, Inc.                                            832,500
     45,000        Liposome Co., Inc.                                            998,437
     94,500        Omnicare, Inc.                                              2,303,437
     15,000        Perclose, Inc.                                                371,250
     57,500        PhyCor, Inc. *                                              1,530,938
     60,000        Physician Sales & Service, Inc.                               870,000
                                                                            ------------
                                                                              10,277,669
                                                                            ------------
                 INSURANCE -- 1.9%
     10,000        American Bankers Insurance Group, Inc.                        528,750
     50,000        Nationwide Financial Services, Inc., Class A                1,325,000
                                                                            ------------
                                                                               1,853,750
                                                                            ------------
                 MULTI-MEDIA -- 0.6%
     50,500        Macrovision Corp.                                             561,812
                                                                            ------------

                       See notes to financial statements.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

  Shares       Issuer                                                          Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 OIL & GAS -- 2.6%
     81,291        Noble Drilling Corp. *                                   $  1,412,431
     30,000        Nuevo Energy Co.                                            1,031,250
                                                                            ------------
                                                                               2,443,681
                                                                            ------------
                 PHARMACEUTICALS -- 2.4%
     55,000        Dura Pharmaceuticals, Inc.                                  1,595,000
     25,000        Parexel International Corp.                                   700,000
                                                                            ------------
                                                                               2,295,000
                                                                            ------------
                 RESTAURANTS/FOOD SERVICES -- 2.0%
     30,000        Boston Chicken, Inc.                                          716,250
     45,000        Papa John's International, Inc.                             1,158,750
                                                                            ------------
                                                                               1,875,000
                                                                            ------------
                 RETAILING -- 6.0%
     66,000        Borders Group, Inc.                                         1,402,500
    112,500        Hollywood Entertainment Corp.                               2,404,688
     35,000        PETsMART, Inc.                                                588,437
     15,000        Quality Food Centers, Inc.                                    601,875
     25,000        Starbucks Corp.                                               746,875
                                                                            ------------
                                                                               5,744,375
                                                                            ------------
                 TELECOMMUNICATIONS -- 2.7%
     15,000        Ascend Communications, Inc.                                   686,250
     50,000        Aspect Telecommunications Corp. *                             887,500
      6,600        CIENA Corp.                                                   206,250
     30,000        PairFain Technologies, Inc.                                   780,000
      7,700        Yurie Systems, Inc.                                            74,113
                                                                            ------------
                                                                               2,634,113
                                                                            ------------
                 WHOLESALING -- 1.2%
     46,500        US Office Products Co.                                      1,185,750
                                                                            ------------
               TOTAL COMMON STOCK (COST $74,041,375)                          84,926,797
                                                                            ------------

                       See notes to financial statements.

VISTA SELECT NEW GROWTH OPPORTUNITIES FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Principal
  Amount                                 Issuer                                Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
               CONVERTIBLE CORPORATE NOTES & BONDS -- 1.1%
               ----------------------------------------------------------
                 FINANCIAL SERVICES -- 1.1%
$   300,000        Alex Brown, Inc., 5.750%, 06/12/01 (Cost $256,031)       $  1,096,313
    ------------------------------------------------------------------------------------
               TOTAL LONG-TERM INVESTMENTS                                    86,023,110
               (COST $74,297,406)
    ------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.8%
    ------------------------------------------------------------------------------------
               TIME DEPOSIT -- 10.8%
               ----------------------------------------------------------
 10,335,000      Key Bank, 5.688%, 05/01/97 (Cost $10,335,000)                10,335,000
    ------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.3%                                  $ 96,358,110
               (COST $84,632,406)
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 91.2%
    ------------------------------------------------------------------------------------
                COMMON STOCK -- 91.2%
                --------------------------------------------------------
                  AGRICULTURAL PRODUCTION/SERVICES -- 0.7%
     268,400        Sylvan, Inc.                                           $   2,516,250
                                                                           -------------
                  APPAREL -- 0.6%
     357,000        Worldtex, Inc.                                             2,320,500
                                                                           -------------
                  APPLIANCES & HOUSEHOLD DURABLES -- 1.2%
     181,750        Watsco, Inc.                                               4,521,031
                                                                           -------------
                  AUTOMOTIVE -- 1.1%
     142,187        Donnelly Corp.                                             2,115,032
     290,000        TBC Corp.                                                  2,175,000
                                                                           -------------
                                                                               4,290,032
                                                                           -------------
                  BANKING -- 2.4%
     102,000        Collective Bancorp, Inc.                                   4,169,250
      66,750        First Virginia Banks, Inc.                                 3,454,312
      54,000        Trustmark Corp.                                            1,363,500
                                                                           -------------
                                                                               8,987,062
                                                                           -------------
                  BIOTECHNOLOGY -- 0.4%
      93,242        Pharmaceutical Product Development, Inc.                   1,561,804
                                                                           -------------
                  BROADCASTING -- 0.2%
     171,939        Century Communications Corp.                                 698,503
                                                                           -------------
                  BUSINESS SERVICES -- 9.1%
     581,187        Concord EFS, Inc.                                         11,478,443
     250,000        Information Resources, Inc.                                3,312,500
     150,000        McGrath Rentcorp                                           2,175,000
     453,600        NFO Research Inc.                                          8,278,200
     240,000        Unifirst Corp.                                             4,560,000
     258,100        Unitog Co.                                                 5,226,525
                                                                           -------------
                                                                              35,030,668
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  CHEMICALS -- 6.4%
     680,000        Airgas, Inc.                                           $  10,115,000
     481,300        Lydall, Inc.                                               9,746,325
     135,600        Minerals Technologies Inc.                                 4,762,950
                                                                           -------------
                                                                              24,624,275
                                                                           -------------
                  COMPUTERS/COMPUTER HARDWARE -- 3.4%
     125,000        Adaptec, Inc. *                                            4,625,000
     135,000        SCI Systems, Inc. *                                        8,336,250
                                                                           -------------
                                                                              12,961,250
                                                                           -------------
                  CONSTRUCTION MATERIALS -- 3.3%
     344,400        Carlisle Companies, Inc.                                   9,686,250
     267,400        LSI Industries, Inc.                                       2,907,975
                                                                           -------------
                                                                              12,594,225
                                                                           -------------
                  CONSUMER PRODUCTS -- 8.2%
      37,900        Blyth Industries, Inc.                                     1,497,050
       5,000        Chromcragt Revington, Inc.                                   138,125
     165,600        CSS Industries, Inc.                                       5,361,300
     143,437        CUC International, Inc.                                    3,030,107
     203,195        Department 56 Inc.                                         3,809,906
     227,825        Heilig-Meyers Co.                                          3,417,375
     340,900        Interface, Inc. Class A *                                  7,627,637
     150,000        Oil-Dri Corp. of America                                   2,400,000
      33,800        The Scotts Co., Class A                                      866,125
     105,000        Stanhome, Inc.                                             3,176,250
                                                                           -------------
                                                                              31,323,875
                                                                           -------------
                  DEFENSE -- 0.2%
      74,800        Comptek Research, Inc.                                       411,400
      50,000        United Industrial Corp.                                      356,250
                                                                           -------------
                                                                                 767,650
                                                                           -------------
                  DISTRIBUTION -- 4.2%
     158,200        Applied Industrial Technology, Inc.                        5,003,075
      60,000        Lawson Products, Inc.                                      1,357,500
     467,100        Richfood Holdings, Inc.                                    9,517,163
                                                                           -------------
                                                                              15,877,738
                                                                           -------------
                  DIVERSIFIED -- 0.8%
      60,812        Corning Inc.                                               2,934,179
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 8.5%
     502,200        Computer Products, Inc.                                $   8,600,175
     275,000        Medar, Inc.                                                1,512,500
     189,450        Teleflex, Inc.                                            10,940,737
     268,016        Vishay Intertechnology, Inc.                               6,465,886
     309,100        X-Rite, Inc.                                               5,100,150
                                                                           -------------
                                                                              32,619,448
                                                                           -------------
                  ENTERTAINMENT/LEISURE -- 0.2%
      53,500        Johnson Worldwide Associates, Inc., Class A                  645,344
                                                                           -------------
                  ENVIRONMENTAL SERVICES -- 0.6%
     176,625        Met-Pro Corp.                                              2,229,891
                                                                           -------------
                  FINANCIAL SERVICES -- 1.3%
     564,600        Cash America International, Inc.                           5,010,825
                                                                           -------------
                  FOOD/BEVERAGE PRODUCTS -- 1.1%
      60,000        Dreyer's Grand Ice Cream, Inc.                             1,881,562
     195,000        J & J Snack foods Corp.                                    2,486,250
                                                                           -------------
                                                                               4,367,812
                                                                           -------------
                  HEALTH CARE/HEALTH CARE SERVICES -- 1.5%
      65,000        Beckman Instruments, Inc.                                  2,730,000
      20,203        Covance, Inc.                                                297,994
      97,318        Morrison Health Care, Inc.                                 1,447,605
      10,101        Quest Diagnostics Inc.                                       178,030
      62,000        ResMed, Inc.                                               1,085,000
                                                                           -------------
                                                                               5,738,629
                                                                           -------------
                  INSURANCE -- 8.1%
      67,800        Arthur J. Gallagher & Co.                                  2,118,750
     590,050        HCC Insurance Holdings, Inc.                              14,825,007
     166,100        Poe & Brown, Inc.                                          4,360,125
     290,100        Trenwick Group, Inc.                                       9,464,513
                                                                           -------------
                                                                              30,768,395
                                                                           -------------
                  MANUFACTURING -- 5.6%
     194,500        Albany International Corp., Class A                        3,914,312
     142,500        Duriron Co., Inc.                                          3,544,687
     223,190        Essef Corp.                                                4,408,002

                       See notes to financial statements.

VISTA SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  MANUFACTURING -- (continued)
     250,000        Stimsonite Corp.                                       $   1,406,250
      60,000        Tyco International, Ltd.                                   3,660,000
     227,900        Zero Corp.                                                 4,444,050
                                                                           -------------
                                                                              21,377,301
                                                                           -------------
                  METAL FABRICATION -- 1.9%
     195,600        Amcast Industrial Corp.                                    4,449,900
     105,000        Trinity Industries, Inc.                                   2,756,250
                                                                           -------------
                                                                               7,206,150
                                                                           -------------
                  PACKAGING -- 1.9%
     391,000        Shorewood Packaging Corp.                                  7,429,000
                                                                           -------------
                  PAPER/FOREST PRODUCTS -- 1.3%
     286,368        Wausau Paper Mills Co.                                     5,011,440
                                                                           -------------
                  PRINTING & PUBLISHING -- 5.0%
     304,600        Banta Corp.                                                7,691,150
      84,000        Bowne & Co., Inc.                                          2,226,000
     292,800        Devon Group, Inc.                                          8,271,600
     100,000        Golden Books Family Entertainment, Inc.                      825,000
                                                                           -------------
                                                                              19,013,750
                                                                           -------------
                  RESTAURANTS/FOOD SERVICES -- 3.0%
      72,989        Morrison Fresh Cooking, Inc.                                 346,697
     145,978        Ruby Tuesday, Inc.                                         2,883,066
     298,000        Sbarro, Inc.                                               8,418,500
                                                                           -------------
                                                                              11,648,263
                                                                           -------------
                  RETAILING -- 1.6%
     300,000        Cato Corp., Class A                                        1,387,500
      34,202        J.C. Penney Company, Inc.                                  1,633,146
     240,000        Viking Office Products, Inc.                               3,270,000
                                                                           -------------
                                                                               6,290,646
                                                                           -------------
                  RUBBER & PLASTICS -- 3.9%
     477,650        Hanna (M.A.) Co.                                           9,970,944
     282,088        Myers Industries, Inc.                                     4,936,540
                                                                           -------------
                                                                              14,907,484
                                                                           -------------
                  SHIPBUILDING -- 0.2%
      36,540        Halter Marine Group, Inc. *                                  717,098
                                                                           -------------

                       See notes to financial statements.

VISTA SELECT SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

   Shares       Issuer                                                         Value
------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                  SHIPPING/TRANSPORTATION -- 1.5%
     210,200        M.S. Carriers, Inc.                                    $   4,151,450
      55,000        Swift Transportation Co., Inc.                             1,567,500
                                                                           -------------
                                                                               5,718,950
                                                                           -------------
                  TELECOMMUNICATIONS -- 1.8%
     286,696        WorldCom, Inc.                                             6,880,704
    ------------------------------------------------------------------------------------
                TOTAL COMMON STOCK (COST $218,090,363)                       348,590,172
    ------------------------------------------------------------------------------------
 Principal
   Amount
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.6%
    ------------------------------------------------------------------------------------
                TIME DEPOSIT -- 8.6%
                --------------------------------------------------------
$ 33,022,000      Key Bank, 5.68%, 05/01/97 (Cost $33,022,000)                33,022,000
------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 99.8%                                 $ 381,612,172
                (COST $251,112,363)
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------

COMMON STOCK -- 88.2%
   ------------------------------------------------------------------------------------
             ARGENTINA -- 0.0%
             -----------------------------------------------------------
               Banking -- 0.0%
        1        Banco Frances del Rio de la Plata SA, ADS                 $         15
                                                                           ------------
             AUSTRALIA -- 1.6%
             -----------------------------------------------------------
               Banking -- 0.2%
   51,000        Commonwealth Bank of Australia                                 555,298
               Broadcasting -- 0.3%
  178,000        News Corp., Ltd.                                               822,265
               Diversified -- 0.4%
  595,000        Futuris Corp., Ltd.                                            897,592
               Entertainment/Leisure -- 0.2%
  110,000        TABCORP Holdings, Ltd.                                         544,683
               Food/Beverage Products -- 0.2%
  173,000        Foster's Brewing Group, Ltd.                                   356,989
               Multi-Media -- 0.1%
   53,700        Publishing & Broadcasting, Ltd.                                284,163
               Oil & Gas -- 0.2%
  420,000        Energy Equity Corp., Ltd. *                                    413,642
                                                                           ------------
             TOTAL AUSTRALIA                                                  3,874,632
                                                                           ------------
             AUSTRIA -- 2.1%
             -----------------------------------------------------------
               Oil & Gas -- 1.1%
   24,416        OMV AG                                                       2,664,466
               Steel -- 1.0%
   32,758        Boehler -- Uddeholm AG                                       2,362,600
                                                                           ------------
             TOTAL AUSTRIA                                                    5,027,066
                                                                           ------------
             BELGIUM -- 0.1%
             -----------------------------------------------------------
               Food/Beverage Products -- 0.1%
      344        Colruyt SA                                                     144,883
                                                                           ------------
             BERMUDA -- 0.2%
             -----------------------------------------------------------
               Diversified -- 0.2%
   74,000        Jardine Matheson Holdings, Ltd.                                407,000
                                                                           ------------

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             BRAZIL -- 1.3%
             -----------------------------------------------------------
               Telecommunications -- 0.6%
   13,000        Telecomunicacoes Brasileiras SA, ADR                      $  1,491,750
               Utilities -- 0.7%
   70,000        Centrais Electricas Brasileiras SA-Electrobras, ADR          1,635,571
                                                                           ------------
             TOTAL BRAZIL                                                     3,127,321
                                                                           ------------
             CHILE -- 0.8%
             -----------------------------------------------------------
               Food/Beverage Products -- 0.8%
   90,000        Compania Cervecerias Unidas SA, ADR                          2,002,500
                                                                           ------------
             CHINA -- 0.6%
             -----------------------------------------------------------
               Automotive -- 0.3%
1,132,000        Qingling Motors Co., Ltd., H Shares                            621,053
               Shipping/Transportation -- 0.3%
1,400,000        Guangshen Railway Co., Ltd., H Shares                          668,688
                                                                           ------------
             TOTAL CHINA                                                      1,289,741
                                                                           ------------
             FRANCE -- 10.0%
             -----------------------------------------------------------
               Automotive -- 0.6%
    9,594        Equipements et Composants pour l'Industries Automobile       1,509,035
               Banking -- 0.7%
   40,300        Banque Nationale de Paris                                    1,719,338
               Computer Services -- 2.0%
   46,400        Cap Gemini Sogeti SA *                                       2,810,376
   16,679        Group Axime *                                                2,006,153
               Consumer Products -- 0.8%
   83,000        Moulinex *                                                   1,918,435
               Financial Services -- 1.4%
   29,068        Cetelem Group                                                3,386,734
               Food/Beverage Products -- 0.9%
   79,700        Remy Cointreau                                               2,049,727
               Insurance -- 0.7%
   53,847        AGF (Assurances Generales de France)                         1,752,038
               Pharmaceuticals -- 0.8%
   56,000        Rhone-Poulenc, Class A                                       1,883,499
               Tire & Rubber -- 1.0%
   43,300        Michelin (CGDE), B Shares                                    2,419,333

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             FRANCE -- (continued)
               Utilities -- 1.1%
   19,097        Compagnie Generale des Eaux                               $  2,660,190
                                                                           ------------
             TOTAL FRANCE                                                    24,114,858
                                                                           ------------
             GERMANY -- 7.1%
             -----------------------------------------------------------
               Automotive -- 1.5%
   49,913        Daimler-Benz AG *                                            3,689,434
               Capital Goods -- 0.7%
    4,300        Mannesmann AG                                                1,691,031
               Chemicals -- 1.7%
  104,160        BASF AG                                                      3,995,176
               Consumer Products -- 2.1%
   23,022        Adidas AG                                                    2,386,402
   81,083        Puma AG                                                      2,757,917
               Health Care/Health Care Services -- 1.1%
   31,000        Fresenius Medical Care AG *                                  2,715,710
                                                                           ------------
             TOTAL GERMANY                                                   17,235,670
                                                                           ------------
             HONG KONG -- 5.3%
             -----------------------------------------------------------
               Banking -- 0.2%
  104,000        Dao Heng Bank Group, Ltd.                                      494,054
               Diversified -- 1.7%
  137,000        Citic Pacific, Ltd.                                            741,017
  534,000        First Pacific Company, Ltd.                                    637,641
  740,000        Guangdong Investments, Ltd.                                    692,569
  138,000        Hutchison Whampoa                                            1,024,331
  122,000        Swire Pacific, Ltd. Class A                                    941,004
               Financial Services -- 1.1%
  155,000        Guoco Group, Ltd.                                              736,331
   76,235        HSBC Holdings PLC                                            1,928,875
               Real Estate -- 2.3%
   75,000        Cheung Kong Holdings, Ltd.                                     658,360
  316,000        China Resources Enterprises, Ltd.                              872,960
      184        Henderson China Holding, Ltd.                                      317
   78,000        Henderson Land Development Company, Ltd.                       657,005
  588,800        HKR International, Ltd.                                        725,880
  180,000        Hongkong Land Holdings, Ltd.                                   374,400
  220,000        Hysan Development Co., Ltd.                                    607,757

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             HONG KONG -- (continued)
  170,000        New World Development Company, Ltd.                       $    980,957
  348,000        Wheelock & Co., Ltd.                                           723,267
                                                                           ------------
             TOTAL HONG KONG                                                 12,796,725
                                                                           ------------
             INDIA -- 0.0%
             -----------------------------------------------------------
               Metals/Mining -- 0.0%
      450        Hindalco Industries Ltd, GDR                                    14,625
                                                                           ------------
             INDONESIA -- 0.2%
             -----------------------------------------------------------
               Automotive -- 0.0%
    8,500        PT Astra International (Foreign)                                31,132
               Consumer Products -- 0.1%
   21,000        PT Gudang Garam (Foreign)                                       88,148
   39,500        PT Hanjaya Mandala Sampoerna (Foreign)                         158,894
               Metals/Mining -- 0.0%
   23,000        PT Tambang Timah (Foreign)                                      37,860
               Telecommunications -- 0.1%
  194,000        PT Telekomunikasi Indonesia                                    281,420
                                                                           ------------
             TOTAL INDONESIA                                                    597,454
                                                                           ------------
             IRELAND -- 0.7%
             -----------------------------------------------------------
               Insurance -- 0.7%
  315,477        Irish Life PLC                                               1,563,118
                                                                           ------------
             ITALY -- 3.5%
             -----------------------------------------------------------
               Banking -- 0.5%
  844,000        Credito Italiano SpA                                         1,183,264
               Machinery & Engineering Equipment -- 0.6%
  213,700        Danieli & Co.                                                1,506,121
               Retailing -- 1.2%
   42,500        Gucci Group NV (NY Registered Shares) *                      2,948,438
               Telecommunications -- 1.2%
  891,133        Telecom Italia Mobile SpA                                    2,803,213
                                                                           ------------
             TOTAL ITALY                                                      8,441,036
                                                                           ------------
             JAPAN -- 17.3%
             -----------------------------------------------------------
               Automotive -- 2.7%
   82,000        Bridgestone Corp.                                            1,744,543
   63,000        Denso Corp.                                                  1,434,638
  163,000        Mazda Motor *                                                  458,522
  222,000        Mitsubishi Motors Corp.                                      1,539,358

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             JAPAN -- (continued)
   80,000        Nippon Express Co., Ltd.                                  $    551,572
   29,000        Toyota Motor Corp.                                             840,911
               Banking -- 0.5%
   25,000        Bank of Tokyo-Mitsubishi                                       395,950
   43,000        Mitsubishi Trust & Banking Corp.                               460,799
   50,000        Sumitomo Trust & Banking                                       413,679
               Business Services -- 0.6%
  129,000        Ricoh Corp., Ltd.                                            1,534,867
               Chemicals -- 0.5%
   58,000        Shin-Etsu Chemical Co., Ltd.                                 1,169,963
               Consumer Products -- 0.8%
   38,000        Aiwa Co., Ltd.                                                 655,740
   28,000        Sony Chemicals                                                 397,132
   10,500        Sony Corp.                                                     764,479
               Electronics/Electrical Equipment -- 6.2%
  189,000        Fujitsu, Ltd.                                                1,965,802
   20,800        Hirose Electronics Co., Ltd.                                 1,137,436
  156,000        Hitachi, Ltd.                                                1,413,600
   42,000        Hitachi Maxell, Ltd.                                           883,618
   17,930        Keyence Corp.                                                2,189,859
   48,000        Matsushita Communication Industries                          1,240,564
   60,000        Matsushita Electric Industrial Co., Ltd.                       959,735
   14,000        Murata Manufacturing Co., Ltd.                                 521,787
  164,000        NEC Corp.                                                    2,002,994
   17,900        SMC Corp.                                                    1,311,717
  218,000        Toshiba Corp.                                                1,223,040
               Entertainment/Leisure -- 0.7%
   42,000        Shimano Inc.                                                   708,218
   48,000        Yamaha Corp.                                                   968,245
               Financial Services -- 0.9%
   31,600        Acom Company, Ltd.                                           1,289,796
   21,000        Promise Co., Ltd.                                              868,726
               Machinery & Engineering Equipment -- 1.3%
   38,000        Fuji Machine Manufacturing Co.                               1,071,941
   39,000        Komatsu, Ltd.                                                  285,178
  230,000        Mitsubishi Heavy Industries, Ltd.                            1,518,714
    4,300        Shima Seiki Manufacturing, Ltd.                                177,543
               Pharmaceuticals -- 0.5%
   14,000        Sankyo Co., Ltd.                                               375,069
   42,000        Yamanouchi Pharmaceutical Co., Ltd.                            896,856

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             JAPAN -- (continued)
               Photographic Equipment -- 0.7%
   43,000        Fuji Photo Film                                           $  1,643,290
               Real Estate -- 0.5%
   35,000        Hankyu Realty                                                  244,071
   70,000        Mitsubishi Estate Co., Ltd.                                    882,515
    5,000        Tachihi Enterprise Co., Ltd.                                   121,346
               Retailing -- 1.0%
   36,000        Ito-Yokado Co., Ltd.                                         1,727,523
   49,000        Marui Co., Ltd.                                                806,950
               Telecommunications -- 0.3%
       90        Nippon Telegraph & Telephone Corp.                             634,702
               Warehousing -- 0.1%
   74,000        Sumitomo Warehouse                                             364,431
                                                                           ------------
             TOTAL JAPAN                                                     41,797,419
                                                                           ------------
             MALAYSIA -- 2.1%
             -----------------------------------------------------------
               Agricultural Production/Services -- 0.4%
  288,000        Kumpulan Guthrie Bhd.                                          445,198
  131,000        Malakoff Bhd.                                                  521,916
               Automotive -- 0.2%
   47,000        Perusahaan Otomobil Nasional Bhd.                              280,878
  144,000        Tractors Malaysia Holdings Bhd.                                248,990
               Construction -- 0.6%
  230,000        Sunway Building Technology Bhd. *                              829,288
  362,750        Sungei Way Holdings Bhd.                                       831,007
               Construction Materials -- 0.1%
   93,000        Kedah Cement Holdings, Bhd.                                    144,503
               Diversified -- 0.5%
  344,000        Renong Bhd.                                                    471,461
   88,000        United Engineers, Ltd.                                         624,068
               Paper/Forest Products -- 0.2%
  120,000        Malaysian Pacific Industries Bhd.                              478,091
               Utilities -- 0.1%
   62,000        Tenaga Nasional Bhd.                                           286,536
                                                                           ------------
             TOTAL MALAYSIA                                                   5,161,936
                                                                           ------------
             MEXICO -- 1.7%
             -----------------------------------------------------------
               Diversified -- 0.9%
  404,041        ALFA, SA de CV, Class A                                      2,184,055

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             MEXICO -- (continued)
               Financial Services -- 0.4%
  450,000        Grupo Financiero Banamex Accival, SA de CV (Banacci),     $    971,612
                   Ser. B *
               Home Building Construction -- 0.4%
   56,200        Corporacion GEO, SA de CV, Ser. B, ADR *                     1,025,650
                                                                           ------------
             TOTAL MEXICO                                                     4,181,317
                                                                           ------------
             NETHERLANDS -- 3.8%
             -----------------------------------------------------------
               Chemicals -- 0.5%
   10,346        Akzo Nobel                                                   1,333,010
               Computer Software -- 1.3%
   59,000        Baan Company, NV *                                           3,092,181
               Food/Beverage Products -- 1.0%
   41,384        CSM NV, N.R. Certificate                                     2,377,113
               Printing & Publishing -- 1.0%
  114,733        Verenigde Nederlandse Uitgeversbedrijvan Verenigd Bezit      2,373,453
                   (VNU)                                                   ------------
             TOTAL NETHERLANDS                                                9,175,757
                                                                           ------------
             PHILIPPINES -- 0.0%
             -----------------------------------------------------------
               Real Estate -- 0.0%
   62,100        Filinvest Land, Inc. *                                          14,601
               Construction -- 0.0%
   98,200        DMCI Holdings Inc.*                                             50,273
                                                                           ------------
             TOTAL PHILIPPINES                                                   64,874
                                                                           ------------
             PORTUGAL -- 2.5%
             -----------------------------------------------------------
               Telecommunications -- 2.5%
   75,231        Portugal Telecom, SA                                         2,773,343
   37,800        Telecel-Comunicacaoes Pessoais, SA *                         3,256,876
                                                                           ------------
             TOTAL PORTUGAL                                                   6,030,219
                                                                           ------------
             SINGAPORE -- 1.2%
             -----------------------------------------------------------
               Banking -- 0.4%
   46,000        Development Bank of Singapore, Ltd. (Foreign)                  547,044
   33,000        United Overseas Bank, Ltd. (Foreign)                           310,305
               Food/Beverage Products -- 0.2%
   66,960        Fraser & Neave, Ltd.                                           486,116

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             SINGAPORE -- (continued)
               Real Estate -- 0.6%
   55,000        City Developments, Ltd.                                   $    444,922
  245,000        DBS Land, Ltd.                                                 792,771
   68,000        Singapore Land, Ltd.                                           317,357
                                                                           ------------
             TOTAL SINGAPORE                                                  2,898,515
                                                                           ------------
             SPAIN -- 1.4%
             -----------------------------------------------------------
               Banking -- 1.4%
   46,000        Banco Santander SA                                           3,463,974
                                                                           ------------
             SWEDEN -- 1.5%
             -----------------------------------------------------------
               Banking -- 1.0%
  224,000        Skandinaviska Enskilda Banken, Class A                       2,284,114
    4,800        Sparbanken Sverige AB, Swedbank, A Shares                       85,654
               Steel -- 0.5%
  128,800        Avesta Sheffield AB                                          1,280,531
                                                                           ------------
             TOTAL SWEDEN                                                     3,650,299
                                                                           ------------
             SWITZERLAND -- 5.7%
             -----------------------------------------------------------
               Engineering Services -- 1.2%
    2,300        ABB AG *                                                     2,786,342
               Health Care/Health Care Services -- 3.3%
    6,110        Novartis AG (Registered)                                     8,053,022
               Pharmaceuticals -- 1.2%
    2,100        Ares-Serono Group, Class B                                   2,819,123
                                                                           ------------
             TOTAL SWITZERLAND                                               13,658,487
                                                                           ------------
             THAILAND -- 0.2%
             -----------------------------------------------------------
               Banking -- 0.0%
   18,000        Thai Farmers Bank Public Co., Ltd                               78,545
               Metals/Mining -- 0.1%
    2,500        Banpu Public Co., Ltd. (Local)                                  38,851
    7,000        Banpu Public Co., Ltd. (Foreign)                               113,607
               Oil & Gas -- 0.1%
   21,900        PTT Exploration and Production Public Co., Ltd.                279,984
                   (Foreign)                                               ------------
             TOTAL THAILAND                                                     510,987
                                                                           ------------
             UNITED KINGDOM -- 17.3%
             -----------------------------------------------------------
               Aerospace -- 0.5%
   52,503        British Aerospace PLC                                        1,116,859

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             UNITED KINGDON -- (continued)
               Business Services -- 0.6%
  120,000        Delphi Group PLC                                          $  1,547,960
               Construction Materials -- 1.6%
  250,000        Blue Circle Industries PLC                                   1,699,673
  310,000        Caradon PLC                                                  1,249,970
  141,066        Meyer International PLC                                        999,121
               Diversified -- 2.7%
  729,941        Cookson Group PLC                                            2,564,231
  228,926        Granada Group PLC                                            3,305,952
   94,210        McKechnie Group PLC                                            755,154
               Engineering Services -- 1.1%
  830,000        APV PLC                                                      1,171,679
  682,857        Senior Engineering Group PLC                                 1,440,405
               Food/Beverage Products -- 0.8%
  280,280        Allied Domecq PLC                                            1,985,125
               Hotels/Other Lodging -- 1.0%
  166,900        Greenalls Group PLC                                          1,352,705
  447,062        Jarvis Hotels PLC                                            1,113,493
               Multi-Media -- 1.1%
  325,000        Carlton Communications PLC                                   2,663,092
               Oil & Gas -- 1.2%
   68,000        British-Borneo Petro Syndicate PLC                           1,417,828
   80,444        Shell Transport & Trading PLC                                1,422,760
               Pharmaceuticals -- 1.3%
  157,300        Glaxo Wellcome PLC                                           3,096,000
               Real Estate -- 0.4%
  680,243        TBI PLC                                                        883,010
               Retailing -- 1.6%
  128,285        Boots Company, PLC                                           1,440,434
  225,763        Great Universal Stores PLC                                   2,337,141
               Shipping/Transportation -- 0.7%
  195,212        British Airport Authority PLC                                1,620,181
               Telecommunications -- 1.7%
  339,500        British Telecommunications PLC                               2,489,945
  370,000        Vodafone Group PLC                                           1,653,997

                       See notes to financial statements.

VISTA SELECT INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS April 30, 1997 (unaudited) (continued)

 Shares                                Issuer                              Value (USD)
------------------------------------------------------------------------------------
COMMON STOCK -- (CONTINUED)
   ------------------------------------------------------------------------------------
             UNITED KINGDON -- (continued)
               Utilities -- 1.0%
  287,085        National Power PLC                                        $  2,485,172
                                                                           ------------
             TOTAL UNITED KINGDOM                                            41,811,887
   ------------------------------------------------------------------------------------
             TOTAL COMMON STOCK                                             213,042,315
             (COST $200,931,139)
   ------------------------------------------------------------------------------------
RIGHTS -- 0.0%
   ------------------------------------------------------------------------------------
             GERMANY -- 0.0%
             -----------------------------------------------------------
               Automotive -- 0.0%
   49,913        Daimler-Benz AG, Expires 05/13/97 (Cost $0)                      4,324
   ------------------------------------------------------------------------------------
WARRANTS -- 0.0%
   ------------------------------------------------------------------------------------
             MALAYSIA -- 0.0%
             -----------------------------------------------------------
               Construction -- 0.0%
   40,000        Sunway Building Technology, Bhd., Expires 07/30/01,             78,088
                   5.50% (Cost $0)
   ------------------------------------------------------------------------------------
Principal
 Amount
------------------------------------------------------------------------------------
CORPORATE NOTES & BONDS -- 0.1%
   ------------------------------------------------------------------------------------
             FRANCE -- 0.1%
             -----------------------------------------------------------
               Banking -- 0.1%
$  80,000        Societe Generale, 3.50%, 01/01/00 (FRF)                        108,504
                                                                           ------------
             MALAYSIA -- 0.0%
             -----------------------------------------------------------
               Construction -- 0.0%
  100,000        Sunway Building Technology, Bhd., Loan Stock 3.00%              33,068
                   (MYR)                                                   ------------
             TOTAL CORPORATE NOTES & BONDS (COST $54,251)                       141,572
   ------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 88.3%                                    $213,266,299
             (COST $200,985,390)
   ------------------------------------------------------------------------------------
#       =    Security may only be sold to qualified institutional buyers.
*       =    Non income producing security.
ADR     =    American Depository Receipt.
ADS     =    American Depository Shares.
GDR     =    Global Depository Receipt.
FRF     =    French Franc.
MYR     =    Malaysian Ringgit.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                      Vista Select     Vista Select     Vista Select
                                                     Vista Select        Equity          Large Cap        Large Cap
                                                       Balanced          Income           Equity           Growth
                                                         Fund             Fund             Fund             Fund
                                                     -------------    -------------    -------------    -------------
ASSETS:
 Investment securities, at value (Note 1).........   $ 175,737,753    $ 855,049,262    $ 168,972,290    $ 470,287,083
 Cash.............................................       1,048,769               --           15,716              616
 Foreign Currency (Cost $3,173,573)...............              --               --               --               --
 Receivables:
   Investment securities sold.....................              --          362,213          419,659        3,495,506
   Open forward currency contracts................              --               --               --               --
   Interest and dividends.........................       1,482,604        3,091,331          210,166          239,580
   Fund shares sold...............................          25,000               --          178,012          307,289
   Expense reimbursement from Distributor.........          17,148           26,717           13,069           20,024
Unamortized organization costs (Note 1)...........          20,346           66,541           18,668           31,730
Other assets......................................          15,710           68,871           17,104           38,491
                                                     --------------   --------------    ------------      -----------
       Total Assets...............................     178,347,330      858,664,935      169,844,684      474,420,319
                                                     --------------   --------------    ------------      -----------

LIABILITIES:
 Payable for investment securities purchased......              --        7,441,255               --        1,528,875
 Payable for open forward currency contracts......              --               --               --               --
 Payable for Fund shares redeemed.................         132,027          134,486        1,139,390           18,100
 Payable to custodian.............................              --          103,658               --               --
 Dividends payable................................         554,653        1,749,988          220,940          261,936
 Other liabilities................................           9,447           26,717           22,133            3,595
 Accrued liabilities: (Note 2)
   Custodian......................................          12,148           26,717           13,069           20,024
   Organization Costs Payable.....................           4,717           20,674            5,088           11,454
   Other..........................................          28,965          109,380           28,451           57,960
                                                     --------------   --------------    ------------      -----------
       Total Liabilities..........................         741,957        9,612,875        1,429,071        1,901,944
                                                     --------------   --------------    ------------      -----------

                                                    Vista Select    Vista Select     Vista Select
                                                     New Growth       Small Cap      International
                                                    Opportunities       Value           Equity
                                                        Fund            Fund             Fund
                                                    ------------    -------------    -------------
ASSETS:
 Investment securities, at value (Note 1).........  $ 96,358,110    $ 381,612,172    $ 213,266,299
 Cash.............................................        20,859            6,534       27,725,500
 Foreign Currency (Cost $3,173,573)...............            --               --        3,172,808
 Receivables:
   Investment securities sold.....................       485,009          164,166        7,903,881
   Open forward currency contracts................            --               --          725,640
   Interest and dividends.........................        56,591           80,742          982,619
   Fund shares sold...............................        30,000          342,178          859,627
   Expense reimbursement from Distributor.........         7,816           17,781           49,954
Unamortized organization costs (Note 1)...........        13,414           29,322           17,573
Other assets......................................        10,477           34,721           14,769
                                                    -------------     ------------     ------------
       Total Assets...............................    96,982,276      382,287,616      254,718,670
                                                    ------------      ------------     ------------
LIABILITIES:
 Payable for investment securities purchased......       658,671               --       12,715,185
 Payable for open forward currency contracts......            --               --          143,896
 Payable for Fund shares redeemed.................       157,499               --           96,202
 Payable to custodian.............................            --               --               --
 Dividends payable................................            --               --               --
 Other liabilities................................         4,948            3,163          171,112
 Accrued liabilities: (Note 2)
   Custodian......................................         7,816           17,781           49,954
   Organization Costs Payable.....................         3,206           10,345            5,808
   Other..........................................        33,088           52,390           81,792
                                                    -------------      -----------      -----------
       Total Liabilities..........................       865,228           83,679       13,263,949
                                                    -------------      -----------      -----------

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                      Vista Select     Vista Select     Vista Select
                                                     Vista Select        Equity          Large Cap        Large Cap
                                                       Balanced          Income           Equity           Growth
                                                         Fund             Fund             Fund             Fund
                                                     -------------    -------------    -------------    -------------
NET ASSETS:
 Paid in capital..................................   $ 136,644,473    $ 593,206,455    $  90,839,882    $ 288,672,799
 Accumulated undistributed net investment income..             924            1,328              237           (1,536)
 Accumulated undistributed net realized gain
   (loss) on investment transactions..............      17,445,624       96,432,233       34,056,012       33,923,522
 Net unrealized appreciation/depreciation of
   investments and futures........................      23,514,352      159,412,044       43,519,482      149,923,590
                                                     --------------   --------------    ------------      -----------
Net Assets:.......................................   $ 177,605,373    $ 849,052,060    $ 168,415,613    $ 472,518,375
                                                     ==============   ==============    ============      ===========

Shares of beneficial interest outstanding ($.001
 par value; unlimited number of shares
 authorized):.....................................       5,714,162        9,460,345          383,793        5,824,492
 Net asset value* and offering price per share*...   $       31.08    $       89.75    $      438.82    $       81.13
Cost of Investments...............................   $ 152,223,401    $ 695,637,218    $ 125,452,808    $ 320,363,492
                                                     ==============   ==============    ============      ===========

                                                    Vista Select    Vista Select     Vista Select
                                                     New Growth       Small Cap      International
                                                    Opportunities       Value           Equity
                                                        Fund            Fund             Fund
                                                    ------------    -------------    -------------
NET ASSETS:
 Paid in capital..................................  $ 78,547,744    $ 247,557,212    $ 220,582,295
 Accumulated undistributed net investment income..        43,984          364,712        4,687,480
 Accumulated undistributed net realized gain
   (loss) on investment transactions..............     5,799,616        3,782,204        3,330,977
 Net unrealized appreciation/depreciation of
   investments and futures........................    11,725,704      130,499,809       12,853,969
                                                    ------------       ----------      -----------
Net Assets:.......................................  $ 96,117,048    $ 382,203,937    $ 241,454,721
                                                    ============       ==========      ===========
Shares of beneficial interest outstanding ($.001
 par value; unlimited number of shares
 authorized):.....................................       184,912        7,777,005        1,377,768
 Net asset value* and offering price per share*...  $     519.80    $       49.15    $      175.25
Cost of Investments...............................  $ 84,632,406    $ 251,112,363    $ 200,985,390
                                                    ============       ==========      ===========

---------------

* Net assets/shares outstanding

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS For the period January 1, 1997* through April, 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                             Vista Select     Vista Select     Vista Select
                                                            Vista Select        Equity         Large Cap        Large Cap
                                                              Balanced          Income           Equity           Growth
                                                                Fund             Fund             Fund             Fund
                                                            ------------     ------------     ------------     ------------
INVESTMENT INCOME:
 Dividend...............................................    $    552,117     $  5,818,282     $    993,389     $  1,603,686
 Interest...............................................       1,721,573        1,546,346          110,237          102,413
 Foreign taxes withheld.................................             (43)         (24,203)          (2,379)              --
                                                             -----------     ------------      -----------     ------------
      Total investment income...........................       2,273,647        7,340,425        1,101,247        1,706,099
                                                             -----------     ------------      -----------     ------------
EXPENSES: (Note 2)
 Administration fees....................................          90,169          422,572           93,531          225,521
 Investment Advisory fees...............................         300,561        1,126,859          249,414          601,390
 Custodian fees.........................................          24,296           53,434           26,138           40,049
 Printing and postage...................................           1,233            3,260            1,644            1,644
 Professional fees......................................           9,064           17,079            4,131           11,771
 Transfer agent fees....................................           4,560           14,086            4,865            7,517
 Trustees fees and expenses.............................           3,006           14,086            3,118            7,517
 Amortization of organization costs (Note 1)............           1,338            4,374            1,228            2,087
 Other..................................................           2,630           17,543            5,590            6,037
                                                             -----------     ------------      -----------     ------------
      Total expenses....................................         436,857        1,673,293          389,659          903,533
                                                             -----------     ------------      -----------     ------------
 Less amounts waived (Note 2E)..........................         390,730        1,549,431          342,945          826,911
 Less expenses borne by the Distributor.................          29,296           53,434           26,138           45,049
                                                             -----------     ------------      -----------     ------------
   Net expenses.........................................          16,831           70,428           20,576           31,573
                                                             -----------     ------------      -----------     ------------
   Net investment income................................       2,256,816        7,269,997        1,080,671        1,674,526
                                                             -----------     ------------      -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on:
   Investments..........................................      17,445,624       96,432,233       34,056,012       33,923,522
   Foreign currency transactions........................              --               --               --               --
 Change in net unrealized appreciation/depreciation on:
   Investments..........................................     (14,858,485)     (49,473,722)     (19,480,512)     (16,283,428)
   Foreign currency transactions........................              --               --               --               --
                                                             -----------     ------------      -----------     ------------
 Net realized and unrealized gain (loss) on
   investments..........................................       2,587,139       46,958,511       14,575,500       17,640,094
                                                             -----------     ------------      -----------     ------------
 Net increase in net assets from operations.............    $  4,843,955     $ 54,228,508     $ 15,656,171     $ 19,314,620
                                                             ===========     ============      ===========     ============

                                                          Vista Select      Vista Select     Vista Select
                                                           New Growth        Small Cap       International
                                                          Opportunities        Value            Equity
                                                              Fund              Fund             Fund
                                                          -------------     ------------     -------------
INVESTMENT INCOME:
 Dividend...............................................   $     40,935     $  1,037,731      $  1,237,936
 Interest...............................................        307,267          557,106           240,265
 Foreign taxes withheld.................................             --               --          (168,081)
                                                            -----------     ------------       -----------
      Total investment income...........................        348,202        1,594,837         1,310,120
                                                            -----------     ------------       -----------
EXPENSES: (Note 2)
 Administration fees....................................         56,441          192,333           114,622
 Investment Advisory fees...............................        244,578          833,443           764,146
 Custodian fees.........................................         15,632           35,562            99,908
 Printing and postage...................................          1,644            1,644             2,452
 Professional fees......................................          8,950           11,107            11,320
 Transfer agent fees....................................          5,644            5,155             7,641
 Trustees fees and expenses.............................          1,881            6,411             3,821
 Amortization of organization costs (Note 1)............            882            1,928             1,172
 Other..................................................          9,971            6,966            56,040
                                                            -----------     ------------       -----------
      Total expenses....................................        345,623        1,094,549         1,061,122
                                                            -----------     ------------       -----------
 Less amounts waived (Note 2E)..........................        301,020        1,025,777           878,768
 Less expenses borne by the Distributor.................         15,632           40,562            99,908
                                                            -----------     ------------       -----------
   Net expenses.........................................         28,971           28,210            82,446
                                                            -----------     ------------       -----------
   Net investment income................................        319,231        1,566,627         1,227,674
                                                            -----------     ------------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on:
   Investments..........................................      5,799,616        3,782,204         3,330,977
   Foreign currency transactions........................             --               --         3,989,795
 Change in net unrealized appreciation/depreciation on:
   Investments..........................................    (15,631,381)     (25,551,105)       (1,736,931)
   Foreign currency transactions........................             --               --          (826,006)
                                                            -----------     ------------       -----------
 Net realized and unrealized gain (loss) on
   investments..........................................     (9,831,765)     (21,768,901)        4,757,835
                                                            -----------     ------------       -----------
 Net increase in net assets from operations.............   ($ 9,512,534)    ($20,202,274)     $  5,985,509
                                                            ===========     ============       ===========

---------------

* Funds commenced operations on January 1, 1997.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS For the period January 1, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                Vista Select      Vista Select      Vista Select      Vista Select
                                              Vista Select         Equity           Large Cap         Large Cap        New Growth
                                                Balanced           Income            Equity            Growth         Opportunities
                                                  Fund              Fund              Fund              Fund              Fund
                                              -------------     -------------     -------------     -------------     ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income....................    $   2,256,816     $   7,269,997     $   1,080,671     $   1,674,526     $    319,231
 Net realized gain on investments and
   futures transactions...................       17,445,624        96,432,233        34,056,012        33,923,522        5,799,616
 Change in net unrealized appreciation on
   investments and futures................      (14,858,485)      (49,473,721)      (19,480,512)      (16,283,428)     (15,631,381)
                                              -------------     -------------     -------------     -------------     ------------
 Increase in net assets from operations...        4,843,955        54,228,509        15,656,171        19,314,620       (9,512,534)
                                              -------------     -------------     -------------     -------------     ------------
Distributions to shareholders from net
 investment income........................       (2,255,892)       (7,268,669)       (1,080,434)       (1,676,062)        (275,247)
Increase from capital share transactions
 (Note 6).................................      175,017,310       802,092,220       153,839,876       454,879,817      105,904,829
                                              -------------     -------------     -------------     -------------     ------------
       Total increase in net assets.......      177,605,373       849,052,060       168,415,613       472,518,375       96,117,048

NET ASSETS:
 Beginning of period......................               --                --                --                --               --
                                              -------------     -------------     -------------     -------------     ------------
 End of period............................    $ 177,605,373     $ 849,052,060     $ 168,415,613     $ 472,518,375     $ 96,117,048
                                              =============     =============     =============     =============     ============

                                            Vista Select      Vista Select
                                              Small Cap       International
                                                Value            Equity
                                                Fund              Fund
                                            -------------     -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income....................  $   1,566,627     $   1,227,674
 Net realized gain on investments and
   futures transactions...................      3,782,204         7,320,772
 Change in net unrealized appreciation on
   investments and futures................    (25,551,105)       (2,562,936)
                                            -------------     -------------
 Increase in net assets from operations...    (20,202,274)        5,985,510
                                            -------------     -------------
Distributions to shareholders from net
 investment income........................     (1,201,915)         (529,988)
Increase from capital share transactions
 (Note 6).................................    403,608,126       235,999,199
                                            -------------     -------------
       Total increase in net assets.......    382,203,937       241,454,721
NET ASSETS:
 Beginning of period......................             --                --
                                            -------------     -------------
 End of period............................  $ 382,203,937     $ 241,454,721
                                            =============     =============

---------------

* Funds commenced operations on January 1, 1997.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Select Group ( the "Trust") was organized as a Massachusetts Business Trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Vista Select Balanced Fund ("VSBF"), Vista Select Equity Income Fund ("VSEIF"), Vista Select Large Cap Equity Fund ("VSLCEF"), Vista Select Large Cap Growth Fund ("VSLCGF"), Vista Select New Growth Opportunities Fund ("VSNGOF"), Vista Select Small Cap Value Fund ("VSSCVF"), and Vista Select International Equity Fund ("VSIEF"), collectively, the "Funds", are separate series of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    1. Valuation of investments -- Equity securities, purchased options and futures are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the last quoted bid price. Bonds and other fixed income securities (other than short-term obligations), including listed issues, are valued on the basis of valuations supplied by pricing services or by matrix pricing systems of a major dealer in bonds. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

    2. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Trust's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    3. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds invest in stock index futures contracts for the purpose of hedging the Fund against share price volatility, which purpose may or may not be achieved. When the Fund is not fully invested in the securities market, it may enter into "long" positions in futures or options contracts in order to gain rapid market exposure that may in part or entirely offset increases in the cost of securities intended for purchase. Use of futures contracts subject the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities, up to the amount of the value of the futures contracts as shown in the Portfolio of Investments at April 30, 1997.

    The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    As of April 30, 1997, the Funds had no futures contracts.

    4. Written options -- When a Fund writes an option on a futures contract, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written options and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was written).

    The Funds may write options on stock index securities futures. These options are settled for cash and subject the Fund to market risk in excess of the amounts that are reflected in the Statement of Assets and Liabilities. The Fund, however, is not subject to credit risk on written options as the counterparty has already performed its obligation by paying a premium at the inception of the contract.

    As of April 30, 1997, the Funds had no outstanding written options.

    5. Forward Foreign Currency Exchange Contracts -- The VSIEF may enter into forward foreign currency contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to hedge the Fund against fluctuations in the value of its assets or liabilities due to change in the value of foreign currencies. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the VSIEF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The VSIEF is subject to off-balance sheet risk to the extent of the value of the contracts for purchases of currency and in an unlimited amount for sales of currency.

    6. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

    7. Dollar Rolls -- VSBF enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and a fee earned for entering into the roll transaction. The fee is amortized into income over the duration of the roll transaction.

    8. Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the official exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

       a. Market value of investment securities and other assets and liabilities: at the closing rate of exchange at the balance sheet date.

       b. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

    Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held during the year. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on security transactions.

    Reported realized foreign exchange gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate)

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

    9. Organization costs -- Organization and initial registration costs incurred in connection with establishing the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

    10. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    11. Distributions to shareholders -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

    12. Expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or the "Adviser") acts as the Investment Adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.50% for VSBF, 0.40% for VSEIF, VSLCEF, and VSLCGF, 0.65% for VSNGOF and VSSCVF, and 1.00% for VSIEF of the average daily net assets. The Adviser voluntarily waived all of its fees.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, with the exception of VSIEF, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25% for VSBF, 0.20% for VSEIF, VSLCEF and VSLCGF, 0.30% for VSNGOF and VSSCVF of average daily net assets.

    CAM London, a registered investment adviser is the sub-investment advisor for VSIEF pursuant to a Sub-Investment Advisory Agreement with Chase and is paid a fee by Chase at an annual rate equal to 0.50% of the VSIEF's average daily net assets.

    B. Distribution and sub-administration fees -- Pursuant to a Distribution and Sub-Administration Agreement, Vista Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Distributor voluntarily waived all of the distribution fees and sub-administration fees.

    C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust. For these services and facilities, the Administrator receives from the Funds a fee computed at the annual rate

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

    equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of the administration fees.

    D. Waivers of fees -- For the period ended April 30, 1997, the Administrator, Investment Adviser, and Sub-Administrator voluntarily waived all fees for each of the Funds. In addition, the Distributor voluntarily reimbursed expenses of the Funds in the amounts VSBF: $29,296; VSEIF:
    $53,434; VSLCEF: $26,138; VSLCGF: $45,049; VSNGOF: $15,632; VSSCVF: $40,562;
    and VSIEF: $99,908.

    E. Other -- Certain officers of the Trust are officers of Vista Fund Distributors, Inc. or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS -- For the period ended April 30, 1997, purchases and sales of investments (excluding short-term investments) were as follows:

                                       VSBF             VSEIF           VSLCEF           VSLCGF
                                   -------------    -------------    -------------    -------------
Purchases (excluding U.S.
 Government)...................... $  69,587,877    $ 249,074,092    $  29,923,597    $ 131,132,678
Sales (excluding U.S.
 Government)......................   117,603,542      305,612,944       81,506,020      129,016,278
Purchases of U.S. Government......    83,627,463       45,430,227         --               --
Sales of U.S. Government..........    53,200,799         --               --               --

                                      VSNGOF           VSSCVF            VSIEF
                                   -------------    -------------    -------------
Purchases (excluding U.S.
 Government)...................... $  21,483,803    $  18,022,236    $ 113,810,968
Sales (excluding U.S.
 Government)......................    26,615,455       12,703,193      129,167,948
Purchases of U.S. Government......      --               --               --
Sales of U.S. Government..........      --               --               --

4. FEDERAL INCOME TAX MATTERS -- For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at April 30, 1997 are as follows:

                                       VSBF             VSEIF           VSLCEF           VSLCGF
                                   -------------    -------------    -------------    -------------
Aggregate cost.................... $ 152,223,401    $ 695,637,218    $ 125,452,808    $ 320,363,492
                                   -------------    -------------    -------------    -------------
Gross unrealized appreciation.....    26,000,792      168,395,019       45,721,133      159,888,689
Gross unrealized depreciation.....    (2,486,440)      (8,982,975)      (2,201,650)      (9,965,099)
                                   -------------    -------------    -------------    -------------
Net unrealized appreciation....... $  23,514,352    $ 159,412,044    $  43,519,482    $ 149,923,590
                                    ============     ============     ============     ============

                                      VSNGOF           VSSCVF            VSIEF
                                   -------------    -------------    -------------
Aggregate cost.................... $  84,632,406    $ 251,112,363    $ 200,985,390
                                   -------------    -------------    -------------
Gross unrealized appreciation.....    19,521,420      150,239,346       19,175,647
Gross unrealized depreciation.....    (7,795,716)     (19,739,537)      (6,894,739)
                                   -------------    -------------    -------------
Net unrealized appreciation....... $  11,725,704    $ 130,499,809    $  12,280,908
                                    ============     ============     ============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                      Vista Select Balanced        Vista Select Equity
                                               Fund                    Income Fund
                                     ------------------------    ------------------------
                                             01/01/97                    01/01/97
                                         Through 04/30/97            Through 04/30/97
                                     ------------------------    ------------------------
                                        Amount       Shares         Amount       Shares
                                     ------------   ---------    ------------   ---------
Shares sold......................... $    180,239       4,042    $ 13,407,787     152,892
Shares issued in exchange for Common
  Trust Fund Assets (see Note 1)....  185,334,938   6,052,670     828,838,615   9,754,471
Shares issued in reinvestment of
  distributions.....................      465,191      14,944       1,362,507      15,237
Shares redeemed.....................  (10,963,058)   (357,494)    (41,516,689)   (462,255)
                                     ------------   ---------    ------------   ---------
Net increase (decrease) in Trust
  shares outstanding................ $175,017,310   5,714,162    $802,092,220   9,460,345
                                     =============  =========    =============  =========

                                      Vista Select Large Cap      Vista Select Large Cap
                                           Equity Fund                 Growth Fund
                                     ------------------------    ------------------------
                                             01/01/97                    01/01/97
                                         Through 04/30/97            Through 04/30/97
                                     ------------------------    ------------------------
                                        Amount       Shares         Amount       Shares
                                     ------------   ---------    ------------   ---------
Shares sold......................... $  4,114,534       9,564    $ 29,289,435     368,186
Shares issued in exchange for Common
  Trust Fund Assets (see Note 1)....  200,538,629     489,840     446,275,715   5,718,447
Shares issued in reinvestment of
  distributions.....................       20,885          48         130,444       1,632
Shares redeemed.....................  (50,834,172)   (115,659)    (20,815,777)   (263,773)
                                     ------------   ---------    ------------   ---------
Net increase (decrease) in Trust
  shares outstanding................ $153,839,876     383,793    $454,879,817   5,824,492
                                     =============  =========    =============  =========

                                     Vista Select New Growth      Vista Select Small Cap
                                        Opportunities Fund              Value Fund
                                     ------------------------    ------------------------
                                             01/01/97                    01/01/97
                                         Through 04/30/97            Through 04/30/97
                                     ------------------------    ------------------------
                                        Amount       Shares         Amount       Shares
                                     ------------   ---------    ------------   ---------
Shares sold......................... $  9,227,683      16,175    $ 33,911,642     663,516
Shares issued in exchange for Common
  Trust Fund Assets (see Note 1)....  126,731,626     221,746     391,143,652   7,540,472
Shares issued in reinvestment of
  distributions.....................           --          --              30           1
Shares redeemed.....................  (30,054,480)    (53,009)    (21,447,198)   (426,984)
                                     ------------   ---------    ------------   ---------
Net increase (decrease) in Trust
  shares outstanding................ $105,904,829     184,912    $403,608,126   7,777,005
                                     =============  =========    =============  =========

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

                                           Vista Select
                                       International Equity
                                               Fund
                                     ------------------------
                                             01/01/97
                                         Through 04/30/97
                                     ------------------------
                                        Amount       Shares
                                     ------------   ---------
Shares sold......................... $ 34,636,522     206,038
Shares issued in exchange for Common
  Trust Fund Assets (see Note 1)....  235,112,683   1,368,148
Shares issued in reinvestment of
  distributions.....................           --          --
Shares redeemed.....................  (33,750,006)   (196,418)
                                     ------------   ---------
Net increase (decrease) in Trust
  shares outstanding................ $235,999,199   1,377,768
                                     =============  =========

6. RETIREMENT PLAN -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the period ended April 30, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                              Accrued
                                                                  Pension     Pension
                                                                  Expenses    Liability
                                                                  --------    -------
VSBF...........................................................    $1,148     $11,997
VSEIF..........................................................     5,028     52,571
VSLCEF.........................................................     1,236     12,937
VSLCGF.........................................................     2,784     29,124
VSNGOF.........................................................       780      8,153
VSSCVF.........................................................     2,516     26,305
VSIEF..........................................................     1,412     14,769

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS April 30, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

7. OPEN FORWARD FOREIGN CURRENCY CONTRACTS -- The following forward foreign currency contracts were held by the funds at April 30,1997.

                                            Vista Select International Equity Fund
                         ----------------------------------------------------------------------------
                                                                           Market      Net Unrealized
                          Delivery Value        Cost       Settlement      Value        Gain (Loss)
                         (Local Currency)      (USD)          Date         (USD)           (USD)
                         ----------------    ----------    ----------    ----------    --------------
PURCHASES
Australian Dollar.....           217,260        169,506     05/01/97        169,818            312
Swiss Frank...........         2,052,000      1,399,059     05/02/97      1,392,662         (6,397)
UK Sterling...........           461,000        751,200     05/02/97        748,019         (3,181)
Malaysian Ringgit.....         1,763,270        701,520     05/05/97        702,379            859
Portuguese Escudo.....        61,175,170        353,267     05/06/97        352,098         (1,169)
German Deutsche
 Mark.................         4,250,000      2,512,783     06/03/97      2,459,997        (52,786)
UK Sterling...........         7,300,000     11,920,535     06/03/97     11,840,172        (80,363)
Italian Lira..........     2,143,275,000      1,248,594     06/03/97      1,250,360          1,766
SALES
Dutch Guilder.........         2,631,054      1,353,353     05/02/97      1,350,570         (2,783)
German Deutsche
 Mark.................        18,000,000     11,276,730     05/30/97     10,878,685       (398,045)
German Deutsche
 Mark.................        20,000,000     11,689,822     05/30/97     11,573,069       (116,753)
Italian Lira..........     4,286,550,000      2,512,783     05/30/97      2,500,720        (12,063)
German Deutsche
 Mark.................         2,153,504      1,248,594     06/03/97      1,246,497         (2,097)
UK Sterling...........        11,150,000     18,174,946     06/03/97     18,084,646        (90,300)
German Deutsche
 Mark.................         5,600,000      3,286,771     07/09/97      3,249,935        (36,836)
Japanese Yen..........     1,204,000,000      9,649,214     07/09/97      9,585,388        (63,826)

8.   FOREIGN CASH POSITIONS

                                            Vista Select International Equity Fund
                              -------------------------------------------------------------------
                                                                     Market        Net Unrealized
                               Delivery Value         Cost            Value         Gain (Loss)
                              (Local Currency)        (USD)           (USD)            (USD)
                              ----------------     -----------     -----------     --------------
Austrian Schiling.........             3,002       $       251     $       246        $     (5)
Australian Dollar.........             3,282             2,560           2,565               5
Belgian Franc.............           140,272             3,992           3,992               0
Swiss Franc...............                 1                 1               1               0
German Deutsche Mark......             1,039               603             600              (3)
Spanish Peseta............         1,221,802            16,544           8,364          (8,180)
French Franc..............        (7,359,797)       (1,247,208)     (1,261,103)        (13,895)
UK Sterling...............            88,223           143,209         143,151             (58)
Hong Kong Dollar..........                 6                 1               1               0
Japanese Yen..............       577,766,336         4,591,095       4,612,168          21,073
Malaysian Ringgit.........          (845,673)         (336,694)       (336,924)           (230)
Dutch Guilder.............                75                39              39               0
Swedish Krona.............                 0              (434)              0             434
Singapore Dollar..........              (426)             (295)           (203)             92
Thai Baht.................            (2,338)              (91)            (89)              2
                                                   -----------     -----------
                                                   $ 3,173,573     $ 3,172,808
                                                   ===========     ===========

VISTA MUTUAL FUNDS
SELECTED DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING
For the period January 1, 1997* through April 30, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                  Vista Select    Vista Select    Vista Select    Vista Select
                                                  Vista Select       Equity        Large Cap       Large Cap       New Growth
                                                    Balanced         Income          Equity          Growth       Opportunities
                                                      Fund            Fund            Fund            Fund            Fund
                                                  ------------    ------------    ------------    ------------    -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period...........     $  30.62        $  85.80        $ 415.39        $  78.73        $  571.14
                                                    --------        --------        --------        --------         --------
  Income from Investment Operations:
    Net Investment Income......................        0.384           0.756           2.466           0.289            1.698
    Net Gains or Losses in Securities (both
      realized and unrealized).................        0.460           3.950          23.429           2.400          (51.578)
                                                    --------        --------        --------        --------         --------
    Total from Investment Operations...........        0.844           4.706          25.895           2.689          (49.880)
                                                    --------        --------        --------        --------         --------
  Less Distributions:
    Dividends from Net Investment Income.......        0.384           0.756           2.465           0.289            1.460
                                                    --------        --------        --------        --------         --------
Net Asset Value, End of Period.................     $  31.08        $  89.75        $ 438.82        $  81.13        $  519.80
                                                    ========        ========        ========        ========         ========
Total Return...................................        2.77%           6.52%           7.80%           4.34%           (8.79%)
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)......     $177,605        $849,052        $168,416        $472,518        $  96,117
  Ratios to Average Net Assets: #
    Ratio of Expenses..........................        0.03%           0.03%           0.03%           0.02%            0.08%
    Ratio of Net Investment Income.............        3.75%           2.57%           1.73%           1.11%            0.85%
    Ratio of Expenses Without Waivers and
      Assumption of Expenses...................        0.73%           0.59%           0.62%           0.60%            0.92%
    Ratio of Net Investment Income Without
      Waivers and Assumption of Expenses.......        3.05%           2.01%           1.14%           0.53%            0.01%
Portfolio Turnover Rate........................          90%             37%             16%             29%              23%
Average Commission Rate Paid...................     $0.06000        $0.05940        $0.05950        $0.05740        $ 0.05980

                                                 Vista Select    Vista Select
                                                  Small Cap      International
                                                    Value           Equity
                                                     Fund            Fund
                                                 ------------    -------------
Per Share Operating Performance
Net Asset Value, Beginning of Period...........    $  52.23        $  171.21
                                                   --------         --------
  Income from Investment Operations:
    Net Investment Income......................       0.199            0.898
    Net Gains or Losses in Securities (both
      realized and unrealized).................      (3.127)           3.484
                                                   --------         --------
    Total from Investment Operations...........      (2.928)           4.382
                                                   --------         --------
  Less Distributions:
    Dividends from Net Investment Income.......       0.152            0.392
                                                   --------         --------
Net Asset Value, End of Period.................    $  49.15        $  175.20
                                                   ========         ========
Total Return...................................      (4.95%)           2.18%
Ratios/Supplemental Data
  Net Assets, End of Period (000 omitted)......    $382,204        $ 241,455
  Ratios to Average Net Assets: #
    Ratio of Expenses..........................       0.02%            0.11%
    Ratio of Net Investment Income.............       1.22%            1.61%
    Ratio of Expenses Without Waivers and
      Assumption of Expenses...................       0.85%            1.39%
    Ratio of Net Investment Income Without
      Waivers and Assumption of Expenses.......       0.39%            0.33%
Portfolio Turnover Rate........................          4%              55%
Average Commission Rate Paid...................    $0.04971        $ 0.05292

---------------

 * Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator
                                 and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                       VSE-3-697